SCHWAB

MUNICIPAL MONEY FUNDS




        December 31, 2001
        ANNUAL REPORT


        SCHWAB MUNICIPAL MONEY FUND

        SCHWAB CALIFORNIA
        MUNICIPAL MONEY FUND

        SCHWAB NEW YORK
        MUNICIPAL MONEY FUND

        SCHWAB NEW JERSEY
        MUNICIPAL MONEY FUND

        SCHWAB PENNSYLVANIA
        MUNICIPAL MONEY FUND

        SCHWAB FLORIDA
        MUNICIPAL MONEY FUND


                                                           [CHARLES SCHWAB LOGO]

[PHOTO OF CHARLES SCHWAB]


Dear Shareholder,

The events of September 11, 2001 will weigh on our minds for years to come. Amid the nation's uncertainties, a few things remain clear. We must continue to reach out and help the distressed, offer support, and take steps to rebuild and create the best possible future for generations to come.

It's also clear that America remains strong, as do its institutions. While the nation's financial system has been deeply affected, the system's foundation is strong.

The message for investors remains consistent: the basic rules of investing still apply. Just as in the past, a long-term strategy and a diversified portfolio are still the most important factors in pursuing your financial goals.

By investing in SchwabFunds(R), you have already taken an important step in building a portfolio that can help you achieve your financial goals. Thank you for the trust you've placed in SchwabFunds.


Sincerely,

/s/ Charles Schwab
------------------
Charles Schwab


SCHWAB
Municipal Money Funds



ANNUAL REPORT
January 1, 2001 - December 31, 2001

     2    Market Overview

     6    Schwab Municipal Money Fund

    48    Schwab California Municipal
          Money Fund

    69    Schwab New York Municipal
          Money Fund

    81    Schwab New Jersey Municipal
          Money Fund

    90    Schwab Pennsylvania Municipal
          Money Fund

    99    Schwab Florida Municipal
          Money Fund

   113    Financial Notes

   117    Fund Trustees

          ----------------------------------------------------------------------

   120    HOW TO READ THIS REPORT

          An illustrated guide to the financials, along with a glossary.

--------------------------------------------------------------------------------
Subject to SEC approval, all SchwabFunds may soon be able to borrow from, and lend to, each other. This should allow the SchwabFunds to lower borrowing costs and earn more interest than they otherwise would.
--------------------------------------------------------------------------------

SchwabFunds(R) offers two basic types of money fund investments, each designed with a particular use in mind.


SWEEP INVESTMENTS(TM) For your day-to-day cash needs

A Sweep Investment can serve as the primary sweep money fund for your Schwab account.

VALUE ADVANTAGE INVESTMENTS(R) For your larger, longer-term cash balances

Higher balance requirements and policies designed to discourage frequent transactions make Value Advantage Investments appropriate for money you don't need to access frequently. While their features can help minimize fund expenses -- which in turn can mean higher returns for investors -- Value Advantage Investments cannot be used as sweep funds.

                                                     SWEEP       VALUE ADVANTAGE
                                                  INVESTMENTS      INVESTMENTS

TAXABLE MONEY FUNDS
--------------------------------------------------------------------------------
SCHWAB MONEY MARKET FUND                               o
--------------------------------------------------------------------------------
SCHWAB GOVERNMENT MONEY FUND                           o
--------------------------------------------------------------------------------
SCHWAB U.S. TREASURY MONEY FUND                        o
--------------------------------------------------------------------------------
SCHWAB VALUE ADVANTAGE MONEY FUND(R)                                   o
--------------------------------------------------------------------------------

MUNICIPAL MONEY FUNDS
--------------------------------------------------------------------------------
SCHWAB MUNICIPAL MONEY FUND                            o               o
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA MUNICIPAL MONEY FUND                 o               o
--------------------------------------------------------------------------------
SCHWAB FLORIDA MUNICIPAL MONEY FUND                    o
--------------------------------------------------------------------------------
SCHWAB NEW JERSEY MUNICIPAL MONEY FUND                 o
--------------------------------------------------------------------------------
SCHWAB NEW YORK MUNICIPAL MONEY FUND                   o               o
--------------------------------------------------------------------------------
SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND               o
--------------------------------------------------------------------------------

For more complete information on SchwabFunds, including fees and expenses, call 800-435-4000 to obtain a prospectus or go to www.schwab.com/schwabfunds. Please read the prospectus carefully before investing. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money.

MARKET OVERVIEW

ECONOMY FLAGS, EVEN BEFORE 9/11;
FED CUTS INTEREST RATES 11 TIMES.


[PHOTO OF MAN AND WOMAN]


After ten years of nearly nonstop growth, the U.S. economy fell into a recession in 2001. Although Gross Domestic Product (GDP) remained positive until the third quarter, the National Bureau of Economic Research, a widely recognized independent panel, later determined that the recession had begun as early as March.

Stocks, which were already well below their all-time highs as the year began, continued to flounder, and, for the most part, ended 2001 down significantly.

Responding to economic and market weakness, the Federal Reserve Board (the Fed) lowered interest rates aggressively throughout the year, reducing the benchmark Fed Funds Rate from 6.50% to 1.75%. Because the main effects of a rate cut typically are not felt until about six months later, it is not yet clear how much stimulus the most recent cuts will provide. In the meantime, the economy has had to contend not only with a recession but also with the costs and uncertainty resulting from the tragic events of September 11.


ASSET CLASS PERFORMANCE COMPARISON     % RETURNS DURING THE REPORTING PERIOD

This graph compares the performance of various asset classes during the reporting period.

[LINE GRAPH]

Asset Class Performance

                       Lehman         MSCI
                      Aggregate       EAFE           Russell        S&P 500        3-Mo
                     Bond Index       Index        2000 Index        Index        T-Bills
      29-Dec-00               0           0                0              0             0
       5-Jan-01            1.37        0.21            -4.21          -1.66          0.25
      12-Jan-01            0.36        -1.5             0.49          -0.15           0.3
      19-Jan-01            0.96       -0.67             0.99           1.69           0.4
      26-Jan-01            0.88       -1.19             3.19           2.63          0.51
       2-Feb-01            1.62       -0.95              3.7           2.29          0.61
       9-Feb-01            1.73       -3.91             2.91          -0.34           0.7
      16-Feb-01            1.46        -5.2              5.4          -1.35           0.8
      23-Feb-01            1.62       -8.29            -1.09          -5.57          0.91
       2-Mar-01            2.32       -8.06            -1.19          -6.33             1
       9-Mar-01             2.6       -7.26            -1.83          -6.39          1.12
      16-Mar-01            3.32      -14.35             -8.4         -12.68          1.23
      23-Mar-01            3.34      -15.21            -8.07         -13.49          1.33
      30-Mar-01            3.03      -13.52             -6.5         -11.85          1.43
       6-Apr-01            3.41      -12.23            -9.77         -14.27          1.58
      13-Apr-01            2.52      -10.58            -5.52         -10.09          1.63
      20-Apr-01            2.51       -8.48            -3.08          -5.57          1.76
      27-Apr-01            2.51       -7.89             0.54          -4.81          1.82
       4-May-01            3.44       -6.91             2.43          -3.72           1.9
      11-May-01            2.29       -8.18             1.32          -5.31          1.96
      18-May-01            2.92       -7.92             5.28          -1.78          2.06
      25-May-01            2.64       -8.85             5.79          -2.85          2.12
       1-Jun-01            3.42      -11.26             4.38          -4.01          2.18
       8-Jun-01            3.56      -10.98             6.47          -3.68          2.25
      15-Jun-01            4.14      -13.73             3.07          -7.54          2.35
      22-Jun-01            4.72      -14.38             1.74          -6.69          2.42
      29-Jun-01            3.61      -14.63             6.86           -6.7          2.47
       6-Jul-01            3.93      -17.72             0.58          -9.28          2.53
      13-Jul-01            4.49      -17.21             2.09          -7.36          2.59
      20-Jul-01            5.27      -17.47              1.7          -7.74          2.67
      27-Jul-01            5.58      -17.64             1.12          -8.12          2.73
       3-Aug-01            5.44      -15.18             1.58          -7.39          2.79
      10-Aug-01            6.11      -17.18            -0.81          -9.23          2.87
      17-Aug-01             6.6       -16.7            -0.75         -11.38          2.94
      24-Aug-01            6.53      -15.66             0.34          -9.63          2.99
      31-Aug-01            7.13      -18.37            -2.19          -13.4          3.05
       7-Sep-01            7.28      -22.53            -7.05         -17.05          3.14
      14-Sep-01            8.04      -27.41            -7.94         -16.54          3.16
      21-Sep-01            7.71       -32.5           -20.84         -26.22          3.44
      28-Sep-01            8.38       -26.7           -15.36          -20.4          3.48
       5-Oct-01            8.97      -24.51           -13.22         -18.07          3.55
      12-Oct-01            8.53      -23.52           -10.36         -16.52          3.58
      19-Oct-01            9.05      -25.31           -10.95         -17.91          3.63
      26-Oct-01            9.53      -22.92            -8.24         -15.53          3.68
       2-Nov-01           10.19      -23.95            -9.37         -16.78          3.75
       9-Nov-01            10.7      -22.32            -8.29         -14.24          3.82
      16-Nov-01            8.43      -21.82             -5.5         -12.83          3.83
      23-Nov-01            8.07      -22.13               -4         -11.95          3.85
      30-Nov-01            9.13      -21.99            -3.48         -12.66          3.91
       7-Dec-01            7.52      -20.78             0.83         -11.21          3.95
      14-Dec-01            7.55      -23.67            -1.21         -13.91          3.97
      21-Dec-01            8.02      -23.35             1.47         -12.24          4.02
      28-Dec-01             8.3      -22.12             2.14         -11.97          4.04


These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab & Co., Inc. (Schwab).


THREE-MONTH U.S. TREASURY BILLS(T-BILLS):
measures short-term U.S. Treasury obligations

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX:
measures the U.S. bond market

S&P 500(R) INDEX:
measure U.S. large-cap stocks

RUSSELL 2000(R) INDEX:
measures U.S. small-cap stocks

MSCI-EAFE(R) INDEX:
measures (in U.S. dollars) large-cap stocks in Europe, Australasia, and the Far East

DOWNTURN IS WIDESPREAD; JOBLESS RATE UP FROM RECORD LOWS.

[PHOTO OF MAN]

After falling so low in 2000 that many feared the return of inflation, the U.S. unemployment rate began rising rapidly. By the end of the reporting period, it was at 5.8%, its highest level in over six years. Job losses have affected almost all industries, with manufacturing among the hardest hit.

On a positive note, inflation has remained low. Employers have enjoyed strong worker productivity, which has helped stabilize labor costs and consumer prices.

--------------------------------------------------------------------------------
     Although unemployment may continue to rise, it is not especially high by historical standards.
--------------------------------------------------------------------------------

RATE CUTS DRIVE YIELDS DOWN; STOCKS SLUMP, BOND PRICES RISE.

The Fed's series of interest rate cuts during 2001 meant steady downward pressure on money market yields. In spite of this, money market funds remained popular with investors seeking alternatives with lower risk at a time when stock markets and the economy were retreating.

In equity markets, the decline that began in the last quarter of 2000 continued throughout 2001. As many Internet start-ups began to downsize or go


ECONOMIC FACTORS AND THEIR EFFECTS ON THESE FUNDS.
--------------------------------------------------------------------------------

The following charts show recent figures for several common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the funds is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the reporting period.


REAL GDP GROWTH
Annualized growth rate for each quarter shown


Strong auto sales and government spending resulted in a surprising preliminary figure for Q4 2001 GDP of 0.2%. Traditionally, a recession is two negative quarters in a row, which could still occur if Q4 GDP is revised downward.

[BAR CHART]


Q1 1992                   3.8
Q2 1992                   3.8
Q3 1992                   3.1
Q4 1992                   5.4
Q1 1993                  -0.1
Q2 1993                   2.5
Q3 1993                   1.8
Q4 1993                   6.2
Q1 1994                   3.4
Q2 1994                   5.7
Q3 1994                   2.2
Q4 1994                     5
Q1 1995                   1.5
Q2 1995                   0.8
Q3 1995                   3.1
Q4 1995                   3.2
Q1 1996                   2.9
Q2 1996                   6.8
Q3 1996                     2
Q4 1996                   4.6
Q1 1997                   4.4
Q2 1997                   5.9
Q3 1997                   4.2
Q4 1997                   2.8
Q1 1998                   6.1
Q2 1998                   2.2
Q3 1998                   4.1
Q4 1998                   6.7
Q1 1999                   3.1
Q2 1999                   1.7
Q3 1999                   4.7
Q4 1999                   8.3
Q1 2000                   2.3
Q2 2000                   5.7
Q3 2000                   1.3
Q4 2000                   1.9
Q1 2001                   1.3
Q2 2001                   0.3
Q3 2001                  -1.3
Q4 2001                   0.2


Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, investors see an increase in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.
--------------------------------------------------------------------------------
                                                                               3

MARKET OVERVIEW Continued


under, the technology sector collapsed. By the end of the year, markets had more than regained the ground lost after September 11, but many industries, especially airlines, hotels and entertainment, remain weak.

In contrast, bonds continued to perform well. Strong demand from investors fleeing the stock market and the Fed's interest rate cuts were two main factors in pushing bond prices higher (and yields lower). A third factor was the U.S. Treasury's decision to use part of the vanishing budget surplus to buy back its own bonds, which reduced the supply of Treasuries.


--------------------------------------------------------------------------------
   We expect interest rates and money market yields to rise when signs of an economic recovery materialize.
--------------------------------------------------------------------------------


LOOKING AHEAD: RECOVERY LIKELY IN 2002, BUT MAY BE LACKLUSTER.

Many uncertainties still linger from September 11 and the ongoing war on terrorism. Further attacks on U.S. targets could hurt the economy or reverse the stock market's Q4 2001 gains. A decline in consumer spending (which so far has remained relatively strong) would be damaging as well. A further risk could be a rise in petroleum prices, which might occur if the antiterrorism coalition were to lose support from some Middle Eastern countries.

U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations


After a decade of declines, unemployment rose dramatically during the report period. At the end of 2001, it stood at 5.8%--nearly two percentage points above its three-decade low of 3.9% in 2000.


[LINE GRAPH]


Dec-91           7.3
Jan-92           7.3
Feb-92           7.4
Mar-92           7.4
Apr-92           7.4
May-92           7.6
Jun-92           7.8
Jul-92           7.7
Aug-92           7.6
Sep-92           7.6
Oct-92           7.3
Nov-92           7.4
Dec-92           7.4
Jan-93           7.3
Feb-93           7.1
Mar-93             7
Apr-93           7.1
May-93           7.1
Jun-93             7
Jul-93           6.9
Aug-93           6.8
Sep-93           6.7
Oct-93           6.8
Nov-93           6.6
Dec-93           6.5
Jan-94           6.8
Feb-94           6.6
Mar-94           6.5
Apr-94           6.4
May-94           6.1
Jun-94           6.1
Jul-94           6.3
Aug-94             6
Sep-94           5.8
Oct-94           5.8
Nov-94           5.6
Dec-94           5.5
Jan-95           5.6
Feb-95           5.4
Mar-95           5.3
Apr-95           5.8
May-95           5.8
Jun-95           5.6
Jul-95           5.6
Aug-95           5.7
Sep-95           5.6
Oct-95           5.5
Nov-95           5.7
Dec-95           5.6
Jan-96           5.6
Feb-96           5.5
Mar-96           5.6
Apr-96           5.5
May-96           5.6
Jun-96           5.3
Jul-96           5.5
Aug-96           5.1
Sep-96           5.2
Oct-96           5.2
Nov-96           5.3
Dec-96           5.4
Jan-97           5.3
Feb-97           5.3
Mar-97           5.1
Apr-97             5
May-97           4.7
Jun-97             5
Jul-97           4.7
Aug-97           4.9
Sep-97           4.7
Oct-97           4.7
Nov-97           4.6
Dec-97           4.7
Jan-98           4.5
Feb-98           4.6
Mar-98           4.6
Apr-98           4.3
May-98           4.3
Jun-98           4.5
Jul-98           4.5
Aug-98           4.5
Sep-98           4.5
Oct-98           4.5
Nov-98           4.4
Dec-98           4.3
Jan-99           4.3
Feb-99           4.4
Mar-99           4.2
Apr-99           4.3
May-99           4.2
Jun-99           4.3
Jul-99           4.3
Aug-99           4.2
Sep-99           4.2
Oct-99           4.1
Nov-99           4.1
Dec-99           4.1
Jan-00             4
Feb-00           4.1
Mar-00           4.1
Apr-00           3.9
May-00           4.1
Jun-00             4
Jul-00             4
Aug-00           4.1
Sep-00           3.9
Oct-00           3.9
Nov-00             4
Dec-00             4
Jan-01           4.2
Feb-01           4.2
Mar-01           4.3
Apr-01           4.5
May-01           4.4
Jun-01           4.5
Jul-01           4.5
Aug-01           4.9
Sep-01           4.9
Oct-01           5.4
Nov-01           5.6
Dec-01           5.8


This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.


MEASURES OF INFLATION
Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI was up 1.6% for 2001 (2.7% if food and energy are excluded). ECI rose 4.1% over the same period. Both measures show that inflation remained low by historical standards.


[LINE GRAPH]

                       CONSUMER
                      PRICE INDEX
          DATE         (MONTHLY)
         Dec-91           3.1
         Jan-92           2.6
         Feb-92           2.8
         Mar-92           3.2
         Apr-92           3.2
         May-92           3
         Jun-92           3.1
         Jul-92           3.2
         Aug-92           3.1
         Sep-92           3
         Oct-92           3.2
         Nov-92           3
         Dec-92           2.9
         Jan-93           3.3
         Feb-93           3.2
         Mar-93           3.1
         Apr-93           3.2
         May-93           3.2
         Jun-93           3
         Jul-93           2.8
         Aug-93           2.8
         Sep-93           2.7
         Oct-93           2.8
         Nov-93           2.7
         Dec-93           2.7
         Jan-94           2.5
         Feb-94           2.5
         Mar-94           2.5
         Apr-94           2.4
         May-94           2.3
         Jun-94           2.5
         Jul-94           2.8
         Aug-94           2.9
         Sep-94           3
         Oct-94           2.6
         Nov-94           2.7
         Dec-94           2.7
         Jan-95           2.8
         Feb-95           2.9
         Mar-95           2.9
         Apr-95           3.1
         May-95           3.2
         Jun-95           3
         Jul-95           2.8
         Aug-95           2.6
         Sep-95           2.5
         Oct-95           2.8
         Nov-95           2.6
         Dec-95           2.5
         Jan-96           2.7
         Feb-96           2.7
         Mar-96           2.8
         Apr-96           2.9
         May-96           2.9
         Jun-96           2.8
         Jul-96           3
         Aug-96           2.9
         Sep-96           3
         Oct-96           3
         Nov-96           3.3
         Dec-96           3.3
         Jan-97           3
         Feb-97           3
         Mar-97           2.8
         Apr-97           2.5
         May-97           2.2
         Jun-97           2.3
         Jul-97           2.2
         Aug-97           2.2
         Sep-97           2.2
         Oct-97           2.1
         Nov-97           1.8
         Dec-97           1.7
         Jan-98           1.6
         Feb-98           1.4
         Mar-98           1.4
         Apr-98           1.4
         May-98           1.7
         Jun-98           1.7
         Jul-98           1.7
         Aug-98           1.6
         Sep-98           1.5
         Oct-98           1.5
         Nov-98           1.5
         Dec-98           1.6
         Jan-99           1.7
         Feb-99           1.6
         Mar-99           1.7
         Apr-99           2.3
         May-99           2.1
         Jun-99           2
         Jul-99           2.1
         Aug-99           2.3
         Sep-99           2.6
         Oct-99           2.6
         Nov-99           2.6
         Dec-99           2.7
         Jan-00           2.7
         Feb-00           3.2
         Mar-00           3.7
         Apr-00           3
         May-00           3.1
         Jun-00           3.7
         Jul-00           3.7
         Aug-00           3.4
         Sep-00           3.5
         Oct-00           3.4
         Nov-00           3.4
         Dec-00           3.4
         Jan-01           3.7
         Feb-01           3.5
         Mar-01           2.9
         Apr-01           3.3
         May-01           3.6
         Jun-01           3.2
         Jul-01           2.7
         Aug-01           2.7
         Sep-01           2.6
         Oct-01           2.1
         Nov-01           1.9
         Dec-01           1.6

                       EMPLOYMENT
                       COST INDEX
          DATE         (QUARTERLY)
         Mar-92            4
         Jun-92            3.6
         Sep-92            3.5
         Dec-92            3.5
         Mar-93            3.5
         Jun-93            3.6
         Sep-93            3.6
         Dec-93            3.5
         Mar-94            3.2
         Jun-94            3.2
         Sep-94            3.2
         Dec-94            3
         Mar-95            2.9
         Jun-95            2.9
         Sep-95            2.7
         Dec-95            2.7
         Mar-96            2.8
         Jun-96            2.9
         Sep-96            2.8
         Dec-96            2.9
         Mar-97            2.9
         Jun-97            2.8
         Sep-97            3
         Dec-97            3.3
         Mar-98            3.3
         Jun-98            3.5
         Sep-98            3.7
         Dec-98            3.4
         Mar-99            3
         Jun-99            3.2
         Sep-99            3.1
         Dec-99            3.4
         Mar-00            4.3
         Jun-00            4.4
         Sep-00            4.3
         Dec-00            4.1
         Mar-01            4.1
         Jun-01            3.9
         Sep-01            4.1
         Dec-01            4.1

The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

Data source: Bloomberg L.P.

[PHOTO OF AMERICAN FLAG]


Whether or not an economic recovery occurs in 2002, we expect that unemployment may continue to rise during the first half of the year, because it typically lags other economic factors. Other indicators, such as new orders and investor sentiment, indicate that the economy appears to be shifting back into gear, if somewhat slowly and tentatively.

--------------------------------------------------------------------------------
     After marking a low on September 21 in the wake of the terrorist attacks, the S&P 500 Index(R) rose about 20% by the end of 2001.
--------------------------------------------------------------------------------
                                                       Source: Standard & Poor's

Although we suspect the worst may be over for now as far as the U.S. economy is concerned, no one can predict with certainty that a recovery will occur in 2002, or how strong it might be if it does occur. We would not be surprised to see economic indicators and investor sentiment looking healthier by mid-2002, but see little reason to expect a quick turnaround.


YIELDS OF U.S. TREASURY SECURITIES
Effective yields of ten-year and five-year Treasuries


For most of 2001, Treasury prices soared and yields plunged as investors sought security in the face of economic and stock market declines. Falling interest rates and a decreasing supply of Treasuries aided this trend.


[LINE GRAPH]

        Yields
         Date           5 Yr          10 Yr
      31-Dec-91           6.7          5.93
      31-Jan-92          7.27          6.43
      29-Feb-92          7.25          6.56
      31-Mar-92          7.53          6.92
      30-Apr-92          7.58          6.88
      31-Jul-92          7.32           6.6
      30-Jun-92          7.12          6.27
      31-Jul-92          6.71          5.82
      31-Aug-92           6.6          5.58
      30-Sep-92          6.35          5.32
      31-Oct-92          6.79          5.89
      30-Nov-92          6.94          6.22
      31-Dec-92          6.69          5.99
      31-Jan-93          6.36          5.55
      28-Feb-93          6.02          5.21
      31-Mar-93          6.02          5.24
      30-Apr-93          6.01          5.11
      31-May-93          6.15          5.37
      30-Jun-93          5.78          5.05
      31-Jul-93          5.81          5.15
      31-Aug-93          5.45          4.79
      30-Sep-93          5.38          4.77
      31-Oct-93          5.43          4.85
      30-Nov-93          5.82          5.16
      31-Dec-93          5.79          5.21
      31-Jan-94          5.64          5.02
      28-Feb-94          6.13          5.57
      31-Mar-94          6.74          6.23
      30-Apr-94          7.04          6.64
      31-May-94          7.15          6.76
      30-Jun-94          7.32          6.95
      31-Jul-94          7.11          6.73
      31-Aug-94          7.17           6.8
      30-Sep-94           7.6          7.28
      31-Oct-94          7.81          7.49
      30-Nov-94          7.91          7.79
      31-Dec-94          7.82          7.83
      31-Jan-95          7.58          7.51
      28-Feb-95           7.2          7.04
      31-Mar-95           7.2          7.07
      30-Apr-95          7.06          6.88
      31-May-95          6.28          6.05
      30-Jun-95           6.2          5.97
      31-Jul-95          6.43          6.16
      31-Aug-95          6.28          6.07
      30-Sep-95          6.18          6.02
      31-Oct-95          6.02          5.81
      30-Nov-95          5.74          5.52
      31-Dec-95          5.57          5.38
      31-Jan-96          5.58          5.24
      29-Feb-96           6.1          5.73
      31-Mar-96          6.33          6.09
      30-Apr-96          6.67          6.41
      31-May-96          6.85          6.63
      30-Jun-96          6.71          6.46
      31-Jul-96          6.79          6.57
      31-Aug-96          6.94          6.73
      30-Sep-96           6.7          6.46
      31-Oct-96          6.34          6.07
      30-Nov-96          6.04          5.83
      31-Dec-96          6.42          6.21
      31-Jan-97          6.49          6.25
      28-Feb-97          6.55          6.39
      31-Mar-97           6.9          6.75
      30-Apr-97          6.72          6.57
      31-May-97          6.66           6.5
      30-Jun-97           6.5          6.38
      31-Jul-97          6.01           5.9
      31-Aug-97          6.34          6.22
      30-Sep-97           6.1          5.99
      31-Oct-97          5.83          5.71
      30-Nov-97          5.87          5.84
      31-Dec-97          5.74          5.71
      31-Jan-98          5.51          5.38
      28-Feb-98          5.62          5.59
      31-Mar-98          5.65          5.62
      30-Apr-98          5.67          5.64
      31-May-98          5.55          5.55
      30-Jun-98          5.45          5.47
      31-Jul-98          5.49           5.5
      31-Aug-98          4.98           4.8
      30-Sep-98          4.42          4.22
      31-Oct-98          4.61          4.23
      30-Nov-98          4.71          4.48
      31-Dec-98          4.65          4.54
      31-Jan-99          4.65          4.55
      28-Feb-99          5.29          5.22
      31-Mar-99          5.24           5.1
      30-Apr-99          5.35          5.21
      31-May-99          5.62          5.58
      30-Jun-99          5.78          5.65
      31-Jul-99           5.9          5.79
      31-Aug-99          5.97          5.87
      30-Sep-99          5.88          5.75
      31-Oct-99          6.02          5.96
      30-Nov-99          6.19          6.11
      31-Dec-99          6.44          6.34
      31-Jan-00          6.67          6.68
      29-Feb-00          6.41           6.6
      31-Mar-00             6          6.31
      30-Apr-00          6.21           6.5
      31-May-00          6.27          6.52
      30-Jun-00          6.03          6.19
      31-Jul-00          6.03          6.15
      31-Aug-00          5.73          5.97
      30-Sep-00           5.8          5.85
      31-Oct-00          5.75          5.81
      30-Nov-00          5.47          5.43
      31-Dec-00          5.11          4.98
      31-Jan-01          5.11          4.77
      28-Feb-01           4.9          4.66
      31-Mar-01          4.92          4.56
      30-Apr-01          5.34          4.89
      31-May-01          5.38          4.91
      30-Jun-01          5.41          4.95
      31-Jul-01          5.05          4.53
      31-Aug-01          4.83          4.38
      30-Sep-01          4.59           3.8
      31-Oct-01          4.23          3.48
      30-Nov-01          4.75          4.06
      31-Dec-01          5.05           4.3

10-Year Treasuries

5-Year Treasuries

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.


SHORT-TERM RATES
Effective yields of 90-day municipal commercial paper during the reporting period

Paced by the Fed's year-long series of interest rate cuts, yields on short-term municipal securities declined during the report period, although the decline halted in December, potentially indicating a bottom.


[LINE GRAPH]

           Short-Term Rates
        Weekly         90-Day
      31-Dec-00          4.15
       5-Jan-01           3.5
      12-Jan-01          2.15
      19-Jan-01          2.25
      26-Jan-01          3.75
       2-Feb-01           3.5
       9-Feb-01          3.25
      16-Feb-01           3.4
      23-Feb-01           3.3
       2-Mar-01           3.3
       9-Mar-01           3.3
      16-Mar-01           3.1
      23-Mar-01          3.25
      30-Mar-01          3.25
       6-Apr-01          3.25
      13-Apr-01           3.5
      20-Apr-01           3.5
      27-Apr-01           3.5
       4-May-01          3.05
      11-May-01          2.85
      18-May-01           2.8
      25-May-01           2.7
       1-Jun-01          2.65
       8-Jun-01           2.6
      15-Jun-01           2.6
      22-Jun-01           2.7
      29-Jun-01          2.65
       6-Jul-01          2.65
      13-Jul-01           2.6
      20-Jul-01           2.6
      27-Jul-01          2.55
       3-Aug-01           2.5
      10-Aug-01          2.45
      17-Aug-01           2.4
      24-Aug-01          2.35
      31-Aug-01           2.3
       7-Sep-01           2.4
      14-Sep-01           2.4
      21-Sep-01          2.05
      28-Sep-01           2.1
       5-Oct-01          1.95
      12-Oct-01           1.9
      19-Oct-01           1.9
      26-Oct-01          2.05
       2-Nov-01          1.85
       9-Nov-01           1.7
      16-Nov-01           1.6
      23-Nov-01           1.6
      30-Nov-01           1.7
       7-Dec-01           1.5
      14-Dec-01           1.4
      21-Dec-01          1.35
      28-Dec-01          1.35
      31-Dec-01          1.35

90 Day Municipal Commercial Paper


Typically, the yields offered by municipal commercial paper broadly reflect market interest rates. Periodic shifts in supply and demand can skew this relationship, however. For example, short-term municipal rates tend to fall sharply in January and rise again in late April, as investors buy or sell muni investments in response to the yearly tax calendar.

Data source: Merrill Lynch

SCHWAB
MUNICIPAL
MONEY FUND

[PHOTO OF WALTER BEVERIDGE]
    "An increase in the supply of municipal issues made muni yields relatively attractive during 2001, which in turn brought some nontraditional buyers into the market."

     Portfolio Manager
     Walter Beveridge

WALTER BEVERIDGE, a portfolio manager, is responsible for day-to-day management of the fund. Prior to joining the firm in 1992, he worked for nearly ten years in asset management.

TICKER SYMBOLS

SWEEP SHARES        SWXXX

VALUE ADVANTAGE
SHARES              SWTXX


--------------------------------------------------------------------------------
The fund seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal income tax.
--------------------------------------------------------------------------------

THIS FUND MAY BE APPROPRIATE FOR INDIVIDUALS IN HIGHER TAX BRACKETS WHO ARE SEEKING TAX-EXEMPT INCOME.

MANAGER'S PERSPECTIVE

SHORT-TERM INTEREST RATES DECLINED SHARPLY AND STEADILY THROUGHOUT 2001, PACED BY THE FED'S RATE CUTS. The Fed's 11 interest rate cuts, which began in January and continued into December, left the Federal Funds Rate at 1.75%, its lowest level in more than 40 years. These cuts had the direct effect of reducing yields for money fund investors, taxable and tax-exempt alike.

FALLING INTEREST RATES HELPED SPUR THE ISSUANCE OF SHORT-TERM MUNI SECURITIES. The increased supply kept muni prices low (and yields high) relative to their taxable counterparts. This type of situation normally attracts non-traditional buyers of municipal securities, which in turn creates supply and demand imbalances that limit the upward movement of muni yields. Because of the Fed's rate cuts, we kept our average maturity longer than most of our peers, emphasizing fixed-rate securities. This strategy was effective, as fixed-rate securities outperformed variable rates during 2001.

EXPECTATIONS OF AN ECONOMIC RECOVERY IN 2002 ARE GAINING MOMENTUM. A stronger economy is likely to lead to a rise in interest rates and yields. However, given the continued mixed economic signals and the uncertain environment, we expect to keep the fund's average weighted maturity in line with that of its peer group. We would accomplish this by emphasizing fixed-rate securities that are priced attractively for their maturities, while maintaining a sufficient position in shorter maturities to provide appropriate liquidity.

PERFORMANCE AND FUND FACTS


SEVEN-DAY YIELDS 1 as of 12/31/01

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends during the period. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

                                                VALUE
                                   SWEEP       ADVANTAGE
                                   SHARES       SHARES
--------------------------------------------------------
Seven-Day Yield                     1.17%        1.38%
--------------------------------------------------------
Seven-Day Effective Yield           1.18%        1.39%
--------------------------------------------------------
Seven-Day Taxable-Equivalent
Effective Yield 3                   1.94%        2.28%
--------------------------------------------------------


WEIGHTED AVERAGE MATURITY during the year

Money Funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


[LINE GRAPH]

                   Municipal Money Fund
      31-Dec-00            42
      31-Jan-01            39
      28-Feb-01            40
      31-Mar-01            36
      30-Apr-01            35
      31-May-01            34
      30-Jun-01            37
      31-Jul-01            38
      31-Aug-01            40
      30-Sep-01            48
      31-Oct-01            45
      30-Nov-01            44
      31-Dec-01            39


PORTFOLIO COMPOSITION 2 as of 12/31/01

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.


BY STATE
--------------------------------------------------------------------------------

[PIE CHART]

 1.   13.3%   Texas
 2.    8.7%   Pennsylvania
 3.    7.2%   Georgia
 4.    6.8%   Illinois
 5.    6.2%   California
 6.    4.6%   Washington
 7.    4.5%   New York
 8.    4.0%   Michigan
 9.    3.7%   Colorado
10.    3.4%   Utah
11.   37.6%   Other


BY CREDIT QUALITY
--------------------------------------------------------------------------------

[PIE CHART]

 1.  100.0%   Tier 1


1 A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

2 Composition of the fund's portfolio is as of 12/31/01 and is not indicative of holdings after that date.

3 Taxable-equivalent yield assumes a 2001 maximum federal regular income tax rate of 39.10%.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS

FINANCIAL TABLES


These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. These figures have been audited by PricewaterhouseCoopers LLP.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.


FINANCIAL HIGHLIGHTS


                                                    1/1/01-         1/1/00-         1/1/99-         1/1/98-        1/1/97-
SWEEP SHARES                                       12/31/01        12/31/00        12/31/99        12/31/98       12/31/97
--------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                1.00            1.00            1.00            1.00            1.00
                                                     ---------------------------------------------------------------------
Income from investment operations:
    Net investment income                             0.02            0.03            0.03            0.03            0.03
                                                     ---------------------------------------------------------------------
Less distributions:
    Dividends from net investment income             (0.02)          (0.03)          (0.03)          (0.03)          (0.03)
                                                     ---------------------------------------------------------------------
Net asset value at end of period                      1.00            1.00            1.00            1.00            1.00
                                                     =====================================================================
Total return (%)                                      2.23            3.53            2.70            2.92            3.11

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                  0.66            0.66 1          0.66            0.66            0.66

Expense reductions reflected in above ratio           0.17            0.17            0.19            0.22            0.24

Ratio of net investment income to
  average net assets                                  2.21            3.47            2.67            2.87            3.06

Net assets, end of period ($ x 1,000,000)            7,265           6,780           6,090           5,247           4,424


1 Would have been 0.67% if certain non-routine expenses (proxy fees) had been included.


See the Financial Notes, which are integral to this information.

                                                    1/1/01-         1/1/00-         1/1/99-         1/1/98-         1/1/97-
VALUE ADVANTAGE SHARES                             12/31/01        12/31/00        12/31/99        12/31/98        12/31/97
---------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                1.00            1.00            1.00            1.00            1.00
                                                   ------------------------------------------------------------------------
Income from investment operations:

    Net investment income                             0.02            0.04            0.03            0.03            0.03
                                                   ------------------------------------------------------------------------
Less distributions:

    Dividends from net investment income             (0.02)          (0.04)          (0.03)          (0.03)          (0.03)
                                                   ------------------------------------------------------------------------
Net asset value at end of period                      1.00            1.00            1.00            1.00            1.00
                                                   ========================================================================
Total return (%)                                      2.45            3.75            2.91            3.14            3.32

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                  0.45            0.45 1          0.45            0.45            0.45

Expense reductions reflected in above ratio           0.16            0.18            0.20            0.24            0.27

Ratio of net investment income to
  average net assets                                  2.35            3.70            2.89            3.08            3.29

Net assets, end of period ($ x 1,000,000)            3,778           2,919           2,270           1,620           1,085


1 Would have been 0.46% if certain non-routine expenses (proxy fees) had been included.


See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS

PORTFOLIO HOLDINGS
As of December 31, 2001.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

+ Credit-enhanced security
o Illiquid restricted security
/ Variable-rate security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary (in "How to Read This Report").

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

100.0% MUNICIPAL SECURITIES
       Market Value: $10,866,142
       Cost: $10,866,142
---------------------------------
100.0% TOTAL INVESTMENTS
       Market Value: $10,866,142
       Cost: $10,866,142


   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

   MUNICIPAL SECURITIES 100.0% of investments

   ALABAMA 0.7%

+/ ALABAMA STATE IDA
   RB (Scientific Project) 2.00%,
     01/07/02                                               2,700          2,700

+/ BIRMINGHAM, ALABAMA
   GO Series 1992A 2.00%,
     01/07/02                                               5,600          5,600
   Unlimited GO Refunding Bond
     Series 1995 2.25%, 01/07/02                            3,800          3,800

+/ CITRONELLE, ALABAMA IDB
   Pollution Control Revenue
     Refunding Bond (AKZO
     Chemicals, Inc. Project)
     1.65%, 01/07/02                                        2,600          2,600

+/ DAPHNE, ALABAMA UTILITIES
   BOARD OF WATER, GAS & SEWER
   Revenue Refunding Bond
     1.68%, 01/07/02                                        9,335          9,335

+/ DECATUR, ALABAMA IDB
   Solid Waste Disposal RB
     (Trico Steel Project) Series 1997
     2.50%, 01/07/02                                        5,700          5,700

+/ DOTHAN, ALABAMA IDB
   RB (Baxley Blowpipe Project)
     1.81%, 01/07/02                                          500            500

+/ FORT PAYNE, ALABAMA IDA
   IDRB (Charleston Hosiery Project)
     Series 1997 1.75%, 01/07/02                            1,600          1,600

+/ HEADLAND, ALABAMA IDB
   RB (Golden Peanut Project)
     1.85%, 01/07/02                                        1,855          1,855

+/ HOOVER, ALABAMA BOARD OF EDUCATION
   Special Tax Warrant TOB
     Series 2001-16 1.70%,
     01/07/02                                               9,860          9,860

+/ INDIAN SPRINGS VILLAGE, ALABAMA
   ADDITIONAL BUILDING AUTHORITY
   RB (J. Bruno Academy Project)
     1.95%, 01/07/02                                        1,485          1,485


See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

+/ MOBILE COUNTY, ALABAMA IDB
   Pollution Control Revenue
     Refunding Bond (Ultraform Co.
     Project) Series 1995A 1.70%,
     01/07/02                                               7,480          7,480
   RB (Ultraform Co. Project)
     Series 1995B 1.70%, 01/07/02                           1,000          1,000

+/ SCOTTSBORO, ALABAMA
   GO 1.60%, 01/07/02                                       4,275          4,275

+/ STEVENSON, ALABAMA IDB
   Environmental Improvement RB
     (Mead Corp. Project) 2.05%,
     01/01/02                                               4,200          4,200
   Environmental Improvement RB
     (Mead Corp. Project) Series
     1998B 2.05%, 01/07/02                                  7,600          7,600

+/ TUSCALOOSA, ALABAMA IDB
   IDRB (Field Container Corp.)
     1.75%, 01/07/02                                        1,950          1,950
   IDRB (Knight Special Project)
     2.00%, 01/07/02                                        1,090          1,090
                                                                      ----------
                                                                          72,630

   ALASKA 0.5%

+/ ALASKA STATE HOUSING FINANCE CORP.
   Housing Development RB
     Series 2000A 1.75%, 01/07/02                          20,745         20,745
   TOB Series 1999D 1.71%,
     01/07/02                                              21,805         21,805

+/ NORTH SLOPE BOROUGH, ALASKA
   EXEMPT FACILITY
   IDRB (BP Exploration Alaska
     Project) 2.00%, 01/07/02                               9,900          9,900

+/ VALDEZ, ALASKA MARINE TERMINAL
   Revenue Refunding Bond
    (Exxon Pipeline Co. Project)
    Series 1993C 1.85%, 01/01/02                            2,950          2,950
                                                                      ----------
                                                                          55,400

   ARIZONA 1.3%

+/ ARIZONA EDUCATIONAL LOAN
   MARKETING CORP.
   Educational Loan RB Series
     1990A 1.70%, 01/07/02                                 12,905         12,905
   Educational Loan RB Series
     1991A 1.65%, 01/07/02                                 13,000         13,000

+/ ARIZONA HEALTH FACILITIES
   AUTHORITY
   Hospital System RB (Arizona
     Volunteer Hospital Federation)
     Series 1985A 1.60%, 01/07/02                          11,090         11,090
   Hospital System RB (Arizona
     Volunteer Hospital Federation)
     Series 1985B 1.60%, 01/07/02                           9,330          9,330
   Hospital System RB (Northern
     Arizona Health Care) Series
     1996B 1.60%, 01/07/02                                 24,150         24,150

+/ CHANDLER, ARIZONA IDA
   IDRB (South Bay Circuits Project)
     Series 1999A 1.90%, 01/07/02                           2,000          2,000

+/ COCONINO COUNTY, ARIZONA
   POLLUTION CONTROL CORP.
   RB (Arizona Public Services
     Co. Project) 1.60%, 01/07/02                          15,000         15,000

+/ MARICOPA COUNTY, ARIZONA IDA
   M/F Housing RB (Gran Victoria
     Housing, LLC Project) Series
     2000A 1.65%, 01/07/02                                 11,900         11,900

+/ PHOENIX, ARIZONA CIVIC IMPROVEMENT
   Excise Tax RB (Airport
     Improvements) 1.70%,
     01/07/02                                               1,000          1,000

+/ PHOENIX, ARIZONA IDA
   RB (Vaw America, Inc. Project)
    1.75%, 01/07/02                                         3,000          3,000

   SALT RIVER PROJECT, ARIZONA
   AGRICULTURE IMPROVEMENT
   POWER DISTRICT
   TECP Series A
     2.60%, 01/17/02                                       10,585         10,585
     1.65%, 01/18/02                                        5,000          5,000
     1.35%, 02/13/02                                        4,400          4,400

+/ YAVAPAI COUNTY, ARIZONA
   IDRB (Yavapai Regional Medical
     Center) 1.60%, 01/07/02                               14,850         14,850

+/ YUMA COUNTY, ARIZONA IDA
   M/F Housing RB (El Encanto
     Apartments) Series 1988A
     1.70%, 01/07/02                                        2,915          2,915
   RB (Meadowcraft, Inc. Project)
     Series 1997 1.75%, 01/07/02                            1,000          1,000
                                                                      ----------
                                                                         142,125


See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

   ARKANSAS 0.2%

+/ ARKANSAS DEVELOPMENT FINANCE
   AUTHORITY
   IDRB (C&C Holding Co. Project)
     Series 1998 1.75%, 01/07/02                            1,255          1,255

+/ FAYETTEVILLE, ARKANSAS PUBLIC
   FACILITIES BOARD
    RB 1.95%, 01/01/02                                      4,400          4,400

+/ INDEPENDENCE COUNTY, ARKANSAS
   IDRB (Ideal Baking Project)
     1.75%, 01/07/02                                        3,300          3,300
   IDRB (Townsends of Arkansas,
     Inc. Project) 1.75%, 01/07/02                          9,000          9,000
                                                                      ----------
                                                                          17,955

   CALIFORNIA 6.2%

+/ ACCESS LOANS FOR LEARNING
   STUDENT LOAN CORP. OF CALIFORNIA
   RB (Student Loan Program)
     Series II A-1 1.70%, 01/07/02                         35,000         35,000
   RB (Student Loan Program)
     Series II A-2 1.67%, 01/07/02                         20,000         20,000
   RB (Student Loan Program)
     Series II A-3 1.70%, 01/07/02                         22,200         22,200

 + CALIFORNIA HIGHER EDUCATION
   LOAN AUTHORITY
   Student Loan RB Series
     1992A-2-6 3.15%, 04/01/02                              9,675          9,675
   Student Loan RB Series
     1992A-3 3.15%, 04/01/02                               44,900         44,900
   Student Loan RB Series
     1992A-4 3.20%, 04/01/02                                8,725          8,725
   Student Loan RB Series
     1992D-1 3.15%, 04/01/02                               13,600         13,600
   Student Loan RB Series
     1992D-2 3.15%, 04/01/02                               11,500         11,500
   Student Loan RB Series
     1992D-4 3.20%, 04/01/02                                5,150          5,150
   Student Loan Revenue
     Refunding Bond Series
     1987C-1 2.70%, 07/01/02                               50,000         50,000
 / Student Loan Revenue
     Refunding Bond Series
     1992E-1 1.65%, 01/07/02                               30,600         30,600

   CALIFORNIA STATE
   RAN 2.22%, 06/28/02                                    179,500        180,387

+/ CALIFORNIA STATE DEPARTMENT OF
   WATER RESOURCES
   RB TOB Series 2001K-2 1.75%,
     01/07/02                                             125,000        125,000
   Water RB TOB (Regulation D)
     Series K1 1.75%, 01/07/02                             34,950         34,950

   LOS ANGELES, CALIFORNIA UNIFIED
   SCHOOL DISTRICT
   TRAN 2.57%, 07/23/02                                    50,000         50,387

+/ METROPOLITAN WATER DISTRICT OF
   SOUTHERN CALIFORNIA
   Waterworks RB Series 2000B-2
     1.35%, 01/07/02                                       10,000         10,000
   Waterworks RB Series 2000B-3
     1.80%, 01/01/02                                        3,900          3,900
   Waterworks RB Series 2001C-2
     1.65%, 01/01/02                                       12,500         12,500
                                                                      ----------
                                                                         668,474

   COLORADO 3.7%

+/ ADAMS COUNTY, COLORADO
   IDRB (City View Park Project)
     Series 1985 1.80%, 01/07/02                            6,000          6,000

+/ ADAMS COUNTY, COLORADO
   ECONOMIC DEVELOPMENT AUTHORITY
   Tax Increment RB (Westminster
     Plaza Urban Renewal Project)
     1.90%, 01/07/02                                        6,460          6,460

+/ ARAPAHOE COUNTY, COLORADO
   Industrial Development Revenue
     Refunding Bond (Denver Jet
     Center Project) Series 1997
     2.05%, 01/07/02                                        1,000          1,000

   ARAPAHOE COUNTY, COLORADO
   SCHOOL DISTRICT NO. 005
   TAN (Cherry Creek Project)
     Series 2001A 2.48%, 06/28/02                          55,000         55,268

+/ ARVADA, COLORADO
   Water RB 1.95%, 01/07/02                                 4,300          4,300

+/ COLORADO HEALTH FACILITIES
   AUTHORITY
   RB (National Benevolent
     Association Project) 1.65%,
     01/07/02                                                 725            725


See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

+/ COLORADO HFA
   Economic Development RB
     (Inovonics Enterprises
     Project) 1.85%, 01/07/02                               3,235          3,235
   Economic Development RB
     (Pemracs Limited, LLP
     Project) Series 2000A 1.90%,
     01/07/02                                               3,785          3,785
   S/F Mortgage TOB Series
     1999M 1.76%, 01/07/02                                  7,015          7,015

+/ COLORADO STUDENT OBLIGATION
   BOND AUTHORITY
   Student Loan RB (Colorado
     University) Series 1990A
     1.75%, 01/07/02                                       14,400         14,400
   Student Loan RB Series 1989A
     1.75%, 01/07/02                                       44,900         44,900
   Student Loan RB Series 1999A-2
     1.76%, 01/07/02                                       27,400         27,400
   Student Loan RB Series 1999A-3
     1.76%, 01/07/02                                       15,000         15,000

+/ DENVER, COLORADO CITY & COUNTY
   AIRPORT SYSTEM
   RB Series 1992D 1.80%,
     01/07/02                                              47,925         47,925
   RB Series 1992F 1.80%,
     01/07/02                                              15,500         15,500
   RB Series 1992G 1.80%,
     01/07/02                                              19,375         19,375
   Revenue Refunding Bond Series
     2000B 1.90%, 01/07/02                                 10,000         10,000
   Revenue Refunding Bond Series
     2000C 1.80%, 01/07/02                                 52,400         52,400

 + DENVER, COLORADO CITY &
   COUNTY, SCHOOL DISTRICT NO. 1
   GO Series 2001C 1.78%,
     12/01/02                                               4,715          4,873

 + DENVER, COLORADO CITY AND
   COUNTY AIRPORT
   Revenue Refunding Bond
     Series 2001A 2.10%, 11/15/02                           8,000          8,165

   JEFFERSON COUNTY, COLORADO
   SCHOOL DISTRICT NO. 001
   TAN Series 2001B 1.94%,
     06/28/02                                              13,000         13,035

+/ LOWRY, COLORADO ECONOMIC
   REDEVELOPMENT AUTHORITY
   RB 1.60%, 01/07/02                                      10,000         10,000
   RB Series 1998A 1.60%,
     01/07/02                                              11,025         11,025

 + PALIMINO PARK, COLORADO
   PUBLIC IMPROVEMENTS CORP.
   Asset Lien RB 1.45%, 01/02/02                           12,680         12,680

+/ SMITH CREEK, COLORADO
   METROPOLITAN DISTRICT
   RB Series 1997 1.80%, 01/07/02                           2,250          2,250

+/ WHEATRIDGE COUNTY, COLORADO
   IDRB (Leaf, Inc. Project)
     1.70%, 01/07/02                                        7,000          7,000
                                                                      ----------
                                                                         403,716

   DELAWARE 0.6%

+/ DELAWARE STATE
   GO Refunding Bond TOB
     Series 258 1.69%, 01/07/02                             3,995          3,995

+/ DELAWARE STATE ECONOMIC
   DEVELOPMENT AUTHORITY
   RB (Hospital Billing Collection
     Project) Series 1985C 1.60%,
     01/07/02                                              56,735         56,735

+/ SUSSEX COUNTY, DELAWARE
   IDRB (Perdue Agri-recycle, LLC
     Project) 1.75%, 01/07/02                               5,300          5,300
   RB (Baywood, LLC Project)
     Series 1997A 1.95%, 01/07/02                           2,400          2,400
                                                                      ----------
                                                                          68,430

   DISTRICT OF COLUMBIA 0.3%

+/ DISTRICT OF COLUMBIA
   RB (Arnold & Porter Project)
     1.75%, 01/07/02                                        3,300          3,300

+/ DISTRICT OF COLUMBIA ENTERPRISE
   ZONE
   RB (Crowell & Morning, LLP
     Project) 1.75%, 01/07/02                               4,500          4,500

+/ DISTRICT OF COLUMBIA HFA
   M/F Housing RB (Edgewood
     Terrace III Development)
     1.75%, 01/07/02                                        4,000          4,000


See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

   METROPOLITAN WASHINGTON, D.C.
   AIRPORT AUTHORITY
   TECP Series B 1.95%, 01/03/02                           20,000         20,000
                                                                      ----------
                                                                          31,800
   FLORIDA 1.4%

+/ DADE COUNTY, FLORIDA IDA
   RB (June Leasing Corp. Project)
     Series 1995 1.55%, 01/07/02                              125            125

+/ FLORIDA HFA
   Housing RB (Tiffany Club Project)
     Series 1996P 1.65%, 01/07/02                              50             50

 + FLORIDA LOCAL GOVERNMENT
   FINANCE COMMISSION
   Pooled TECP Series A
     2.10%, 02/14/02                                          500            500
     2.10%, 03/11/02                                       23,750         23,750
     2.15%, 03/11/02                                        9,368          9,368

 + HILLSBOROUGH COUNTY, FLORIDA
   AVIATION
   Airport Facilities Sub Lien TECP
     1.50%, 03/07/02                                       35,000         35,000
     1.80%, 08/01/02                                        7,300          7,300

+/ HILLSBOROUGH COUNTY, FLORIDA
   EDUCATIONAL FACILITIES AUTHORITY
   RB (University of Tampa Project)
     1.65%, 01/07/02                                          100            100

+/ MANATEE COUNTY, FLORIDA
   IDRB (Trilectron Industries
     Project) Series 1997A 1.55%,
     01/07/02                                               2,000          2,000

+/ MANATEE COUNTY, FLORIDA HFA
   M/F Housing RB (Hampton
     McGuire Project) Series
     1989A 1.35%, 01/07/02                                  3,275          3,275

+/ MIAMI-DADE COUNTY, FLORIDA IDA
   IDRB (Airis Miami, LLC Project)
     Series 1999A 1.60%, 01/07/02                           3,500          3,500
   IDRB (Arctic Partners Project)
     1.80%, 01/07/02                                          645            645

+/ PALM BEACH COUNTY, FLORIDA
   IDRB (Palm Beach Day Care
     School Project) Series 1999
     1.65%, 01/07/02                                        2,000          2,000
   RB (Norton Gallery Art School
     Project) Series 1995 1.70%,
     01/07/02                                                 200            200

   PINELLAS COUNTY, FLORIDA
   Capital Improvement RB 3.38%,
     01/01/02                                               3,975          3,975

+/ PINELLAS COUNTY, FLORIDA
   EDUCATIONAL FACILITIES AUTHORITY
   RB (Shorecrest Prep School
     Project) 1.45%, 01/07/02                               1,000          1,000

+/ PINELLAS COUNTY, FLORIDA IDA
   IDRB (Restorative Care of
     America Project) 1.85%,
     01/07/02                                               1,800          1,800

+/ PINELLAS COUNTY, FLORIDA
   INDEPENDENT COUNCIL
   RB (Operation Par, Inc. Project)
     Series 1999 1.40%, 01/07/02                            2,900          2,900

+/ SARASOTA COUNTY, FLORIDA
   RB (Sarasota County Family
     YMCA Project) 1.35%, 01/07/02                          3,600          3,600

   SEMINOLE COUNTY, FLORIDA
   SCHOOL DISTRICT
   TAN 2.10%, 08/14/02                                      3,800          3,826

+/ ST. PETERSBURG, FLORIDA
   Capital Improvement RB (Airport
     & Golf Course) Series 1997B
     1.65%, 01/07/02                                        1,850          1,850

+/ SUMTER COUNTY, FLORIDA IDA
   IDRB (Robbins Manufacturing
     Co. Project) 1.50%, 01/07/02                           1,500          1,500

 + SUNSHINE STATE OF FLORIDA
   GOVERNMENTAL FINANCE
   COMMISSION
   RB TECP 1.70%, 01/11/02                                 25,605         25,605

+/ TALLAHASSEE & LEON COUNTY,
   FLORIDA CIVIC CENTER AUTHORITY
   Capital Improvement RB Series
     1998A 1.65%, 01/07/02                                  7,690          7,690

+/ VOLUSIA COUNTY, FLORIDA HEALTH
   FINANCE AUTHORITY
   RB (South West Volusia Health
     Project) Series 1994A 1.35%,
     01/07/02                                               8,770          8,770
                                                                      ----------
                                                                         150,329


See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

   GEORGIA 7.2%

+/ ATHENS-CLARKE, JACKSON &
   MORGAN COUNTIES, GEORGIA
   IDRB (Mayfield Dairy Farms,
     Inc. Project) 1.70%, 01/07/02                          7,350          7,350

 + ATLANTA, GEORGIA AIRPORT
 / RB TOB Series 376 1.76%,
     01/07/02                                              11,195         11,195
 o RB TOBP (PA-926) 2.25%,
     07/11/02                                              12,960         12,960

+/ ATLANTA, GEORGIA URBAN
   RESIDENTIAL FINANCE AUTHORITY
   M/F Housing RB (Brentwood
     Creek Apartments Project)
     1.75%, 01/07/02                                        4,720          4,720
   M/F Housing RB (Brentwood
     Meadows Apartments Project)
     1.75%, 01/07/02                                        3,065          3,065
   M/F Housing RB (Brentwood
     Village Apartments Project)
     1.75%, 01/07/02                                        6,195          6,195
   M/F Housing RB (Carver
     Redevelopment Phase III
     Project) 1.75%, 01/07/02                               3,500          3,500
   M/F Housing RB (Delmonte
     Brownlee Project) Series
     2001A 1.75%, 01/07/02                                  4,600          4,600
   M/F Housing RB (Peaks At West
     Atlanta Apartments Project)
     1.75%, 01/07/02                                        5,000          5,000
   M/F Senior Housing RB (Big
     Bethel Village Project) 1.75%,
     01/07/02                                               4,500          4,500

+/ ATLANTA, GEORGIA WATER &
   WASTEWATER
   RB TOB Series 329 1.69%,
     01/07/02                                               1,000          1,000

+/ AUGUSTA, GEORGIA HOUSING
   AUTHORITY
   M/F Housing RB (G-Hope Ltd.
     Partnership Project) 1.75%,
     01/07/02                                               3,800          3,800

+/ BARTOW COUNTY, GEORGIA
   IDRB (Bartow Paving Co.
     Project) 1.75%, 01/07/02                               2,400          2,400
   IDRB (Matthew Contracting
     Project) 1.70%, 01/07/02                               2,400          2,400

+/ CARTERSVILLE, GEORGIA
   DEVELOPMENT AUTHORITY
   IDRB (Cartersville Facilities
     Project) 1.75%, 01/07/02                               2,400          2,400

+/ CHEROKEE COUNTY, GEORGIA
   IDRB (Universal Alloy) 1.70%,
     01/07/02                                               3,100          3,100

+/ CLAYTON COUNTY, GEORGIA
   IDRB (Wilson Holdings Project)
     1.75%, 01/07/02                                        1,000          1,000

+/ CLAYTON COUNTY, GEORGIA
   DEVELOPMENT AUTHORITY
   Special Facilities RB (Delta Air
     Lines) Series 2000B 1.75%,
     01/07/02                                             111,455        111,455
   Special Facilities RB (Delta Air
     Lines) Series 2000C 1.65%,
     01/07/02                                              86,900         86,900

+/ CLAYTON COUNTY, GEORGIA
   HOUSING AUTHORITY
   M/F Housing RB (Hyde Park
     Club Apartments Project)
     1.70%, 01/07/02                                       12,400         12,400

+/ COBB COUNTY, GEORGIA HFA
   M/F Housing RB (Walton Green
     Project) 1.70%, 01/07/02                              13,500         13,500
   M/F Housing Revenue Refunding
     Bond (Walton Park Apartments
     Project) 1.65%, 01/07/02                              21,100         21,100

+/ COLUMBUS, GEORGIA
   DEVELOPMENT AUTHORITY
   RB (Foundation Property's, Inc.
     Project) Series 2000 1.75%,
     01/07/02                                              10,000         10,000

+/ COLUMBUS, GEORGIA HOUSING
   AUTHORITY
   M/F Housing RB (Eagles Trace
     Apartments Project) 1.75%,
     01/07/02                                               6,400          6,400

+/ CRISP COUNTY, CORDELE,
   GEORGIA IDA
   IDRB (Georgia Ductile Project)
     1.81%, 01/07/02                                       15,000         15,000

+/ DAWSON COUNTY, GEORGIA
   DEVELOPMENT AUTHORITY
   IDRB (World Wide Manufacturing
     Project) 1.75%, 01/07/02                               2,950          2,950


See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

+/ DEKALB COUNTY, GEORGIA
   DEVELOPMENT AUTHORITY
   IDRB (Arbor Montessori School
     Project) 1.65%, 01/07/02                               1,100          1,100
   IDRB (Siemens Energy, Inc.
     Project) 1.65%, 01/07/02                               7,500          7,500
   IDRB (Truman Properties LLC
     Project) 1.75%, 01/07/02                               2,100          2,100

+/ DEKALB COUNTY, GEORGIA HFA
   M/F Housing RB (Brittany
     Apartments Project) 1.70%,
     01/07/02                                               4,000          4,000
   M/F Housing RB (Eagle Trace
     Apartments Project) Series
     1996 1.65%, 01/07/02                                   9,150          9,150
   M/F Housing RB (Villas of
     Friendly Heights Apartments
     Project) 1.75%, 01/07/02                               3,575          3,575
   M/F Housing RB (Wood Hills
     Apartment Project) 1.70%,
     01/07/02                                              17,350         17,350

+/ DOUGLAS COUNTY, GEORGIA IDA
   RB (Blue Circle Project) 1.70%,
     01/07/02                                               3,800          3,800
   Revenue Refunding Bond
     (Mima, Inc. Project) 1.70%,
     01/07/02                                               4,300          4,300

+/ EFFINGHAM COUNTY, GEORGIA IDA
   RB (Temcor Project) 1.75%,
     01/07/02                                               4,000          4,000

+/ FAYETTE COUNTY, GEORGIA
   DEVELOPMENT AUTHORITY
   Educational Facilities RB
     (Catholic School Properties,
     Inc. Project) 1.60%, 01/07/02                         10,200         10,200

+/ FAYETTE COUNTY, GEORGIA
   HOSPITAL AUTHORITY
   Revenue Anticipation Certificate
     (Fayette Community Hospital
     Project) 1.65%, 01/07/02                              10,000         10,000

+/ FORSYTH COUNTY, GEORGIA
   ECONOMIC DEVELOPMENT
   AUTHORITY
   RB (Federal Road, LLC Project)
     1.75%, 01/07/02                                        7,000          7,000

+/ FULTON COUNTY, GEORGIA
   DEVELOPMENT AUTHORITY
   RB (Atlanta International School
     Project) 1.65%, 01/07/02                               2,800          2,800
   RB (Trinity School Project)
     1.65%, 01/07/02                                        7,000          7,000
   RB (Woodruff Arts Center
     Project) 1.60%, 01/07/02                              10,000         10,000

+/ GAINESVILLE, GEORGIA
   REDEVELOPMENT AUTHORITY
   Educational Facilities RB
     (Riverside Military Project)
     1.60%, 01/07/02                                       30,000         30,000

+/ GEORGIA PRIVATE COLLEGES &
   UNIVERSITIES AUTHORITY
   RB (Emory University) Series
     2001B 1.50%, 01/07/02                                 10,000         10,000

+/ GEORGIA STATE
   GO TOB Series 18 1.71%,
     01/07/02                                              10,390         10,390
   GO TOB Series 1998-1003
     1.71%, 01/07/02                                       20,245         20,245
   GO TOB Series 2000-1001
     1.71%, 01/07/02                                       13,000         13,000
   GO TOB Series 213 1.69%,
     01/07/02                                               5,000          5,000
   GO TOBP (PA-897) 1.64%,
     01/07/02                                              10,575         10,575

   GEORGIA STATE ROAD & TOLLWAY
   AUTHORITY
   BAN 2.29%, 11/20/02                                     40,000         40,158

+/ GORDON COUNTY, GEORGIA
   DEVELOPMENT AUTHORITY
   RB (Constantine Dyeing, LLC
     Project) 1.75%, 01/07/02                               6,300          6,300

+/ GWINNETT COUNTY, GEORGIA HFA
   M/F Housing RB 1.65%,
     01/07/02                                               5,000          5,000

+/ HAPEVILLE, GEORGIA IDA
   IDRB (Hapeville Hotel Ltd.
     Project) 1.90%, 01/07/02                               5,200          5,200

+/ HART COUNTY, GEORGIA INDUSTRIAL
   BUILDING AUTHORITY
   IDRB (Awh Corp. Project)
     1.70%, 01/07/02                                        5,900          5,900
   IDRB (Dundee Mills Project)
     1.75%, 01/07/02                                        3,385          3,385

See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

+/ HOUSTON COUNTY, GEORGIA
   DEVELOPMENT AUTHORITY
   IDRB (Douglas Asphalt County
     Project) 1.75%, 01/07/02                               2,700          2,700

+/ JEFFERSON COUNTY, GEORGIA
   DEVELOPMENT AUTHORITY
   IDRB (Grove River Mills Project)
     Series 1997 1.75%, 01/07/02                            2,700          2,700

+/ LAFAYETTE, GEORGIA DEVELOPMENT
   AUTHORITY
   RB (Dixie Group Project) 1.75%,
     01/07/02                                               4,000          4,000

+/ LAURENS COUNTY, GEORGIA
   DEVELOPMENT AUTHORITY
   Solid Waste Disposal RB
     (Southeast Paper
     Manufacturing Co. Project)
     1.70%, 01/07/02                                       51,000         51,000

+/ LOWNDES COUNTY, GEORGIA
   DEVELOPMENT AUTHORITY
   M/F Housing RB (FMPH
     Valdosta, Limited Partnership
     Project) 1.75%, 01/07/02                               5,045          5,045

+/ MACON-BIBB COUNTY, GEORGIA
   HOSPITAL AUTHORITY
   RB (The Medical Center of
     Central Georgia Project)
     Series 1998 1.65%, 01/07/02                            4,000          4,000

+/ MILLER COUNTY, GEORGIA
   DEVELOPMENT AUTHORITY
   IDRB (Birdsong Corp. Project)
     1.75%, 01/07/02                                        2,900          2,900

+/ PRIVATE COLLEGES AND UNIVERSITIES
   FACILITIES AUTHORITY, GEORGIA
   RB (Emory University) Series
     2000C 1.50%, 01/07/02                                 10,000         10,000

+/ ROSWELL, GEORGIA HFA
   M/F Housing RB (Gables Realty
     Wood Crossing Project)
     1.60%, 01/07/02                                       11,650         11,650

+/ SAVANNAH GEORGIA HOUSING AUTHORITY
   M/F Housing RB (Indigo Pointe
     Apartments) Series 2001A
     1.75%, 01/07/02                                        3,500          3,500
   M/F Housing RB (Live Oak
     Plantation Apartments)
     Series 2001A 1.75%, 01/07/02                           2,500          2,500

+/ SAVANNAH, GEORGIA ECONOMIC
   DEVELOPMENT AUTHORITY
   RB (Georgia Kaolin, Inc.)
     1.70%, 01/07/02                                       11,000         11,000
   RB (Home Depot Project)
     Series 1995B 1.70%, 01/07/02                           5,000          5,000

+/ SUMMERVILLE, GEORGIA
   DEVELOPMENT AUTHORITY
   RB (Image Industry Project)
     Series 1997 1.74%, 01/07/02                           11,000         11,000

+/ THOMASTON-UPSON COUNTY,
   GEORGIA IDA
   IDRB (Southern Mills Project)
     Series 1999 1.75%, 01/07/02                            4,940          4,940

+/ THOMASVILLE, GEORGIA PAYROLL
   DEVELOPMENT AUTHORITY
   RB (Brit Corp. Project) 1.90%,
     01/07/02                                               3,300          3,300

+/ WALTON COUNTY, GEORGIA
   DEVELOPMENT AUTHORITY
   RB (Tucker Door & Trim Corp.
     Project) 1.85%, 01/07/02                               2,600          2,600

+/ WEBSTER COUNTY, GEORGIA IDA
   IDRB (Tolleson Lumber Co., Inc.
     Project) 1.70%, 01/07/02                               6,400          6,400

+/ WHITFIELD COUNTY, GEORGIA
   DEVELOPMENT AUTHORITY
   RB (Product Concepts Project)
     1.65%, 01/07/02                                        1,200          1,200

+/ WINDER-BARROW, GEORGIA
   INDUSTRIAL BUILDING AUTHORITY
   IDRB (Progress Container Corp.
     Project) Series 2000 1.75%,
     01/07/02                                               3,160          3,160

+/ WORTH COUNTY, GEORGIA IDA
   Revenue Refunding Bond
     (Seabrook Project) Series
     1996B 1.75%, 01/07/02                                  1,300          1,300
                                                                      ----------
                                                                         777,813

See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

   HAWAII 0.4%

+/ HAWAII STATE
   Student Loan RB (Secondary
     Market Services Corp.) Series
     1995-II 1.65%, 01/07/02                                9,000          9,000
   Student Loan RB (Secondary
     Market Services Corp.) Series
     2000-II 1.65%, 01/07/02                                8,800          8,800

+/ HAWAII STATE DEPARTMENT OF
   BUDGET & FINANCE
   Special Purpose RB TOBP
     (PA-795R) 1.76%, 01/07/02                              8,195          8,195

+o HAWAII STATE HOUSING FINANCE
   & DEVELOPMENT CORP.
   TOB 2.75%, 07/01/02                                     11,070         11,070

 + HONOLULU, HAWAII
   GO TECP 1.40%, 02/06/02                                  6,100          6,100
                                                                      ----------
                                                                          43,165

   IDAHO 0.1%

   CUSTER COUNTY, IDAHO
   Pollution Control RB (Amoco
     Project) Series 1983 2.10%,
     04/01/02                                               5,250          5,250

+/ IDAHO HFA
   Housing RB (Assisted Living
     Concepts Project) 1.90%,
     01/07/02                                               3,470          3,470

+/ IDAHO STATE UNIVERSITY
   FOUNDATION, INC.
   RB (L E & Thelma Stevens
     Project) 1.60%, 01/07/02                               3,800          3,800
                                                                      ----------
                                                                          12,520

   ILLINOIS 6.8%

+/ AURORA, ILLINOIS
   M/F Housing RB (Apartments at
     Fox Valley) Series 1999A
     1.65%, 01/07/02                                        9,445          9,445

+/ BATAVIA, ILLINOIS
   IDRB (American Industrial
     Technologies) 2.00%,
     01/07/02                                               2,545          2,545

+/ BOLINGBROOK, ILLINOIS SPECIAL
   SERVICE AREA NO. 2
   Special Tax Bond Series 2001B
     1.85%, 01/07/02                                        5,000          5,000

+/ CAROL STREAM, ILLINOIS
   M/F Housing Revenue
     Refunding Bond (St. Charles
     Square Project) 1.85%,
     01/07/02                                               4,415          4,415

+/ CENTRALIA, ILLINOIS IDA
   RB (Consolidated Foods Corp.
     & Hollywood Brands, Inc.
     Project) 1.60%, 01/07/02                              10,000         10,000

+/ CHICAGO, ILLINOIS
   IDRB (Morse Automotive Project)
     Series 1995 1.80%, 01/07/02                            1,800          1,800
   RB (Homestart Program) Series
     2000A 1.75%, 01/07/02                                 15,000         15,000
   S/F Mortgage RB TOB Series
     1999N 1.76%, 01/07/02                                  9,995          9,995
   Water Second Lien RB 1.55%,
     01/07/02                                               2,000          2,000

+/ CHICAGO, ILLINOIS BOARD OF
   EDUCATION
   Unlimited Tax GO TOB 1.69%,
     01/07/02                                               7,120          7,120

+/ CHICAGO, ILLINOIS GAS SUPPLY
   RB (Peoples Gas, Light & Coke
     Co. Project) Series 1993B
     1.80%, 01/07/02                                       15,000         15,000
   Revenue Refunding Bond
     (Peoples Gas, Light & Coke
     Co. Project) Series 2000C
     1.72%, 01/07/02                                       19,000         19,000

+/ CHICAGO, ILLINOIS MIDWAY AIRPORT
   RB TOB 1.71%, 01/07/02                                  24,480         24,480

+/ CHICAGO, ILLINOIS O'HARE
   INTERNATIONAL AIRPORT
   RB (ACES General Airport
     Second Lien) Series B1
     1.70%, 01/07/02                                       23,800         23,800
   RB (ACES General Airport
     Second Lien) Series B2
     1.70%, 01/07/02                                       13,700         13,700
   Special Facility RB 1.65%,
     01/07/02                                              55,084         55,084
   Special Facility RB Series
     2000A 2.10%, 01/07/02                                 44,410         44,410
   Special Facility RB TOB Series
     2001B6 1.76%, 01/07/02                                11,070         11,070

See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

   Special Facility Revenue
     Refunding Bond
     (American Airlines Project)
     2.10%, 01/07/02                                       10,800         10,800
   Special Facility Revenue
     Refunding Bond (Lufthansa
     German Project) 1.65%,
     01/07/02                                              31,900         31,900

+/ CHICAGO, ILLINOIS WATERWORKS
   Senior Lien RB TOB 1.71%,
     01/07/02                                              12,975         12,975

+/ EAST DUNDEE, KANE & COOK
   COUNTIES, ILLINOIS
   IDRB (Otto Engine Project)
     1.70%, 01/07/02                                        2,125          2,125

+/ ELMHURST, ILLINOIS
   IDRB (ELM Machining Corp.
     Project) 1.95%, 01/07/02                               2,300          2,300

+/ GILBERTS, ILLINOIS SPECIAL
   SERVICE AREA NO. 10
   RB (Timber Trails Project)
     1.75%, 01/07/02                                       10,785         10,785

+/ GLENDALE HEIGHTS, ILLINOIS
   IDRB (York Corrugated
     Container Project) 1.90%,
     01/07/02                                               1,300          1,300

+/ HAMPSHIRE, ILLINOIS
   IDRB (Poli-Film America Project)
     Series 1998A 1.75%, 01/07/02                           5,400          5,400

+/ HUNTLEY, ILLINOIS SPECIAL CIVIC
   AREA NO. 9
   Special Tax Bond Series 1998B
     1.75%, 01/07/02                                        8,172          8,172

+/ ILLINOIS DEVELOPMENT FINANCE
   AUTHORITY
   IDRB (Arc Tronics, Inc. Project)
     1.90%, 01/07/02                                        2,595          2,595
   IDRB (Camcraft, Inc. Project)
     1.95%, 01/07/02                                        2,500          2,500
   IDRB (Catholic Charities)
     1.90%, 01/07/02                                          910            910
   IDRB (Molding Project) 1.90%,
     01/07/02                                               3,500          3,500
   IDRB (Perkin Paperboard Co.,
     LP) Series 1994 2.00%,
     01/07/02                                               5,500          5,500
   IDRB (Presbyterian Home Lake)
     Series 1996A 1.75%, 01/07/02                          10,000         10,000
   IDRB (Radiological Society
     Project) Series 1997 1.70%,
     01/07/02                                               4,290          4,290
   IDRB (River Graphics Corp.
     Project) Series 1996 1.95%,
     01/07/02                                               2,945          2,945
   RB (Catholic Charities Housing
     Project) Series 1993A 1.75%,
     01/07/02                                               9,160          9,160
   RB (Chicago Academy of
     Science Project) 1.75%,
     01/07/02                                               4,515          4,515
   RB (Chicago Academy of
     Science Project) Series 1998
     1.75%, 01/07/02                                        5,700          5,700
   RB (Chicago Horticultural
     Society Project) 1.75%,
     01/07/02                                              20,000         20,000
   RB (Korex Corp. Project)
     1.85%, 01/07/02                                        4,000          4,000
   RB (Lake Forest Academy
     Project) 1.75%, 01/07/02                               2,000          2,000
   RB (Loyola Academy Project)
     1.75%, 01/07/02                                       14,845         14,845
   RB (McCormick Theological
     Project) Series 2001B 1.75%,
     01/07/02                                              14,500         14,500
   RB (Palos Common Hospital
     Project) Series 1998 1.60%,
     01/07/02                                              10,000         10,000
   RB (Presbyterian Homes
     Project) 1.75%, 01/07/02                               9,000          9,000
   RB (Roll Service, Inc. Project)
     1.90%, 01/07/02                                        2,230          2,230
   RB (Slovak American Charitable
     Project) 1.75%, 01/07/02                               8,110          8,110
   RB (St. Ignatius College Prep.
     Project) 1.75%, 01/07/02                               2,200          2,200
   RB (Variable Rest Haven Illiana
     Christian) 1.75%, 01/07/02                            11,555         11,555
   RB (Wheaton Academy Project)
     1.75%, 01/07/02                                        8,000          8,000
   Residential Rental RB (F.C.
     Harris Pavillion Project)
     Series 1994 1.65%, 01/07/02                           27,510         27,510
   Residential Rental RB (River
     Oak Project) 1.68%, 01/07/02                          32,000         32,000


See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

   Revenue Refunding Bond
     (Francis W. Parker Project)
     1.60%, 01/07/02                                        2,500          2,500
   Revenue Refunding Bond (Rich
     Products Corp. Project)
     1.75%, 01/07/02                                        1,525          1,525

+/ ILLINOIS EDUCATIONAL FACILITIES
   TOB 1.71%, 01/07/02                                      2,000          2,000

+/ ILLINOIS EDUCATIONAL FACILITY
   AUTHORITY
   RB (Chicago Historical Society)
     1.65%, 01/07/02                                        8,000          8,000

+/ ILLINOIS HDA
   M/F Mortgage Revenue
     Refunding Bond (Hyde Park
     Tower Apartments Project)
     Series 2000A 1.90%, 01/07/02                           4,500          4,500

+/ ILLINOIS HEALTH FACILITY AUTHORITY
   RB (Bensenville Home Society
     Project) Series 1989A 1.65%,
     01/07/02                                               2,225          2,225
   RB (Ingalls Memorial Hospital)
     Series 1985C 1.70%, 01/07/02                           1,100          1,100
   RB (Streetville Corporation)
     Series A 1.70%, 01/07/02                               6,000          6,000
   RB (Washington & Jane Smith
     Home) Series 1991 1.70%,
     01/07/02                                               2,800          2,800

+/ ILLINOIS METROPOLITAN PIER AND
   EXPO AUTHORITY
   TOB (McCormick Place
     Exposition Project) 1.71%,
     01/07/02                                              24,145         24,145

 + ILLINOIS REGIONAL TRANSPORTATION
   AUTHORITY
 / GO TOB 1.71%, 01/07/02                                   9,730          9,730
   RB Series 1992A 1.87%,
     06/01/02                                               4,000          4,070

+/ ILLINOIS STATE
   GO TOB 1.71%, 01/07/02                                  14,000         14,000
   GO TOB Series 2001-2
     1.70%, 01/07/02                                        5,000          5,000
   GO TOB Series 257 1.69%,
     01/07/02                                               7,000          7,000

+/ ILLINOIS STUDENT ASSISTANCE
   COMMISSION
   Student Loan RB Series 1996A
     1.75%, 01/07/02                                        7,800          7,800

+/ ILLINOIS VARIOUS COUNTIES
   GO TOB 1.71%, 01/07/02                                  12,055         12,055

+/ LOMBARD, ILLINOIS
   Industrial Development
     Revenue Refunding Bond
     (B & H Partnership Project)
     1.95%, 01/07/02                                        1,850          1,850

+/ MELROSE PARK, ILLINOIS
   IDRB (Ninos Enterprises, Inc.
     Project) 1.90%, 01/07/02                               2,500          2,500

+/ NEW LENOX, ILLINOIS
   IDRB (Panduit Corp. Project)
     1.80%, 01/07/02                                        4,400          4,400

+/ OAK FOREST, ILLINOIS
   RB (Homewood Pool-South
     Suburban Mayors &
     Managers Association
     Project.) 1.70%, 01/07/02                             10,000         10,000

+/ ORLAND PARK, ILLINOIS
   IDRB (Orland Properties
     Project) 2.15%, 01/07/02                                 920            920

+/ PALATINE, ILLINOIS SPECIAL
   FACILITIES
   Limited Obligation RB (Little
     City Community Development
     Project) 1.75%, 01/07/02                               4,000          4,000

+/ RICHTON PARK, ILLINOIS
   IDRB (Avatar Corp. Project)
     1.95%, 01/07/02                                        1,900          1,900

+/ ROCKFORD, ILLINOIS
   IDRB (Industrial Welding
     Supply, Inc. Project) 1.95%,
     01/07/02                                               2,000          2,000
   IDRB (Ring Can Corp. Project)
     1.75%, 01/07/02                                        2,100          2,100

+/ TINLEY PARK, ILLINOIS IDA
   RB (Beverly Manufacturing Co.
     Project) Series 1997A 1.85%,
     01/07/02                                               2,370          2,370

+/ TREMONT, ILLINOIS
   IDRB (Hanna Steel Project)
     1.55%, 01/07/02                                        9,500          9,500

See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

+/ UNIVERSITY OF ILLINOIS
   RB Merlot TOB Series 2000S
     1.71%, 01/07/02                                        3,500          3,500

+/ WILL-KANKAKEE, ILLINOIS REGIONAL
   DEVELOPMENT AUTHORITY
   IDRB (Toltec Steel Services
     Project) 1.70%, 01/07/02                               5,000          5,000

+/ YORKVILLE, ILLINOIS
   IDRB (F.E. Wheaton & Co., Inc.
     Project) Series 1996 1.95%,
     01/07/02                                               1,340          1,340
                                                                      ----------
                                                                         743,016

   INDIANA 2.5%

+/ ELKHART COUNTY, INDIANA
   Economic Development RB
     (White Plains Apartments
     Project) Series 1998A 1.85%,
     01/07/02                                               2,000          2,000

+/ GARY, INDIANA ECONOMIC
   DEVELOPMENT AUTHORITY
   Revenue Refunding Bond
     (Tinplate Partnership Project)
     Series 1997A 1.90%, 01/07/02                           2,100          2,100

+/ GARY, INDIANA EMPOWERMENT ZONE
   RB (Chemcoaters, LLC Project)
     Series 2000A 1.90%, 01/07/02                           6,500          6,500

+/ GARY, INDIANA REDEVELOPMENT
   DISTRICT
   Economic Growth RB Series
     2001-A 1.70%, 01/07/02                                14,680         14,680

+/ HAMMOND, INDIANA
   Economic Development RB
     (Lear Seating Corp. Project)
     Series 1994 1.75%, 01/07/02                            9,145          9,145

   INDIANA BOND BANK
   Advance Funding Program TAN
     Series 2001A-2
       3.10%, 01/22/02                                     22,000         22,011
       3.33%, 01/22/02                                     50,000         50,019

+/ INDIANA DEVELOPMENT FINANCE
   AUTHORITY
   IDRB (Cives Corp. Project)
     Series 1998 1.70%, 01/07/02                            7,150          7,150

   INDIANA HEALTH FACILITY
   FINANCING AUTHORITY
   RB TECP (Ascension Health Credit Group)
     Series 2001A-2 1.80%,
        02/04/02                                           24,000         24,000
   RB TECP (Ascension Health Credit Group)
     Series 2001A-3 1.80%,
        03/04/02                                           24,000         24,000

+/ INDIANA SECONDARY MARKET
   EDUCATIONAL LOANS, INC.
   Student Loan RB Series 1988B
     1.65%, 01/07/02                                       27,000         27,000

+/ INDIANA STATE DEVELOPMENT
   FINANCE AUTHORITY
   IDRB (Big Sky Park Project)
     1.70%, 01/07/02                                        6,000          6,000

+/ INDIANA STATE HOUSING
   TOB Series 1999A 1.76%,
     01/07/02                                               9,995          9,995

+/ INDIANA STATE HFA
   S/F Mortgage RB TOB Series
     2000P 1.78%, 01/07/02                                  9,490          9,490

+/ INDIANA THERMAL ENERGY SYSTEM
   RB TOB 1.71%, 01/07/02                                   9,900          9,900

+/ INDIANA UNIVERSITY, INDIANA
   RB 1.55%, 01/07/02                                       6,039          6,039

+/ INDIANAPOLIS, INDIANA
   M/F Housing RB (Nora Pines
     Apartments Project) 1.70%,
     01/07/02                                               5,000          5,000
   Resource Recovery RB (Ogden
     Martin Systems, Inc. Project)
     Series 1987 2.05%, 01/01/02                            5,260          5,260

+/ MIAMI COUNTY, INDIANA
   Economic Development RB
     (Dukes Memorial Hospital
     Project) 1.75%, 01/07/02                               4,865          4,865

+/ ST. JOSEPH COUNTY, INDIANA
   Economic Development RB
     (Pine Oaks Apartments
     Project) Series 1997A 1.85%,
     01/07/02                                               1,000          1,000
   Economic Development RB
     Series 1997B 1.85%, 01/07/02                           3,430          3,430


See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

   Educational Facilities RB
     (University of Notre Dame)
     1.50%, 01/07/02                                        9,200          9,200

+/ UNIVERSITY OF SOUTHERN INDIANA
   AUXILIARY SYSTEM
   RB Series 2001B 1.60%,
     01/07/02                                              10,800         10,800

+/ VIGO COUNTY, INDIANA
   Economic Development
     Revenue Bond (Sister's
     Providence Project) 1.70%,
     01/07/02                                               3,500          3,500
                                                                      ----------
                                                                         273,084

   IOWA 0.3%

+/ IOWA STUDENT LOAN LIQUIDITY CORP.
   Student Loan RB Series 1988B
     1.65%, 01/07/02                                       33,600         33,600

+/ SAINT JOSEPH COUNTY, IOWA
   ECONOMICAL DEVELOPMENT
   AUTHORITY
   RB (Western Manor Project)
     1.85%, 01/07/02                                        2,130          2,130
                                                                      ----------
                                                                          35,730

   KANSAS 0.7%

+/ KANSAS DEPARTMENT OF
   TRANSPORTATION HIGHWAY
   RB TOB Series 1999 1.71%,
     01/07/02                                              37,500         37,500

+/ OLATHE, KANSAS
   IDRB (Garmin International, Inc.
     Project) Series 1995 1.75%,
     01/07/02                                               1,700          1,700

+/ WICHITA, KANSAS
   Airport Facilities Revenue
     Refunding Bond (Cessna
     Service Center Project)
     1.90%, 01/07/02                                       11,245         11,245
   Airport Facilities Revenue
     Refunding Bond (Flight Safety
     International, Inc. Project)
     1.65%, 01/07/02                                       26,170         26,170
                                                                      ----------
                                                                          76,615

   KENTUCKY 1.9%

+/ ELIZABETHTOWN, KENTUCKY
   IDRB (Aztec Project) 1.85%,
     01/07/02                                               3,000          3,000

+/ JEFFERSON COUNTY, KENTUCKY
   SPORTS STADIUM
   RB (University of Louisville
     Athletic Department) 1.80%,
     01/07/02                                               5,700          5,700

+/ KENTON COUNTY, KENTUCKY
   AIRPORT BOARD
   Special Facilities RB Series
     2000A 1.75%, 01/07/02                                  8,915          8,915

   KENTUCKY ASSET LIABILITY
   COMMISSION
   General Fund TRAN Series
     2001A
     2.53%, 06/26/02                                       44,000         44,304
     2.70%, 06/26/02                                        9,000          9,055

 + KENTUCKY CORPORATE HOUSING
 o RB TOB Series 1998W 2.05%,
     06/06/02                                              19,320         19,320
 / Revenue Merlot TOB Series
     2000U 1.76%, 01/07/02                                  9,685          9,685

+/ KENTUCKY HIGHER EDUCATION
   STUDENT LOAN CORP
   Insured Student Loan RB Series
     1991E 1.60%, 01/07/02                                 42,600         42,600
   Insured Student Loan RB Series
     1996A 1.60%, 01/07/02                                 23,850         23,850

   KENTUCKY INTERLOCAL SCHOOL
   TRANSPORTATION ASSOCIATION
   TRAN 2.72%, 06/28/02                                     7,000          7,034

+/ LOUISVILLE & JEFFERSON COUNTIES,
   KENTUCKY METRO SEWER DISTRICT
   TOB Series A 1.71%, 01/07/02                             6,115          6,115

+/ MAYSVILLE, KENTUCKY
   Industrial Building RB (Green
     Tokai Building) 1.95%, 01/07/02                        5,740          5,740

+/ MURRAY, KENTUCKY IDA
   Revenue Refunding Bond
     (Dean Foods Co. Project)
     1.70%, 01/07/02                                        6,000          6,000

+/ RICHMOND, KENTUCKY
   IDRB (Mikron Project) 1.70%,
     01/07/02                                               7,175          7,175

See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

+/ WICKLIFFE, KENTUCKY
   Pollution Control & Solid Waste
     Disposal Revenue Refunding
     Bond (Westvaco Corp. Project)
     1.65%, 01/07/02                                        4,250          4,250

+/ WILSON COUNTY, KENTUCKY IDB
   RB (Perma Pipe Project) 2.00%,
     01/07/02                                               3,150          3,150
                                                                      ----------
                                                                         205,893

   LOUISIANA 1.3%

+/ CALCASIEU PARISH, LOUISIANA IDB
   IDRB (Weingarten Realty
     Project) 1.80%, 01/07/02                               1,990          1,990

+/ LAFAYETTE PARISH, LOUISIANA
   IDRB (Westwood Village Project)
     1.80%, 01/07/02                                        3,735          3,735

+/ LAKE CHARLES, LOUISIANA
   Harbor Improvement RB (Port
     Improvement Global Industries
     Project) 1.55%, 01/07/02                              14,700         14,700

+/ LAKE CHARLES, LOUISIANA HARBOR
   & TERMINAL DISTRICT
   Dock & Wharf RB (Conoco, Inc.
     Project) 1.85%, 01/07/02                              10,500         10,500

   LOUISIANA STATE
   Adjustable Tender GO TECP
     2.15%, 01/15/02                                        8,800          8,800

+/ LOUISIANA STATE PUBLIC
   FACILITIES AUTHORITY
   Hospital RB (Willis-Knighton
     Medical Center Project)
     1.60%, 01/07/02                                       14,300         14,300

+/ NEW ORLEANS, LOUISIANA
   AVIATION BOARD
   RB Series 1993B 1.75%,
     01/07/02                                               5,760          5,760

+/ OUACHITA PARISH, LOUISIANA IDB
   IDRB (Sulzer Escher Wyss, Inc.
     Project) 1.75%, 01/07/02                               1,500          1,500

   ST. JAMES PARISH, LOUISIANA
   Pollution Control Revenue
     Refunding Bond TECP
     (Texaco Project) Series 1988A
     1.45%, 01/15/02                                       36,500         36,500
   Pollution Control Revenue
     Refunding Bond TECP
     (Texaco Project) Series 1988B
     1.45%, 01/15/02                                       44,030         44,030
                                                                      ----------
                                                                         141,815

   MARYLAND 0.6%

+/ MARYLAND STATE COMMUNITY
   HOUSING DEVELOPMENT
   ADMINISTRATION DEPARTMENT
   S/F Mortgage Revenue TOBP
     (PA-634) 1.76%, 01/07/02                               8,290          8,290
   TOB Series 1999G 1.76%,
     01/07/02                                              32,335         32,335

+/ MARYLAND STATE ECONOMIC
   DEVELOPMENT CORP.
   Economic Development RB
     (Hunter Douglas Project)
     1.75%, 01/07/02                                        3,400          3,400
   IDRB (Dixon Valve Project)
     1.75%, 01/07/02                                        3,000          3,000

+/ MARYLAND STATE ENERGY
   FINANCING ADMINISTRATION
   Limited Obligation Local
     District RB (Comfort Link
     Project) 1.80%, 01/07/02                              10,000         10,000

+/ MARYLAND STATE HEALTH & HIGHER
   EDUCATION FACILITY AUTHORITY
   Pooled Loan Program RB
     (Kennedy Krieger Project)
     Series 1993D 1.56%, 01/07/02                           1,900          1,900
   RB (Mercey Ridge Project)
     1.70%, 01/07/02                                        3,300          3,300
                                                                      ----------
                                                                          62,225

   MASSACHUSETTS 1.1%

   COHASSET, MASSACHUSETTS
   BAN 2.65%, 07/26/02                                     18,025         18,109

+/ MASSACHUSETTS INDUSTRIAL
   FINANCE AUTHORITY
   IDRB (Arkansas Electronic
     Products Corp. Project)
     1.75%, 01/07/02                                        2,900          2,900

   MASSACHUSETTS STATE
   TECP Series 2001G
     1.65%, 01/03/02                                       45,000         45,000
     1.40%, 01/24/02                                       15,000         15,000

See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

+/ TOB Series 2001O 1.66%,
     01/07/02                                               2,785          2,785
+/ TOB Series L39 1.67%,
     01/07/02                                               4,330          4,330

 + MASSACHUSETTS STATE HFA
   S/F Housing RB Series 2001H
     2.05%, 12/02/02                                       10,000         10,000

+/ MASSACHUSETTS STATE WATER
   POLLUTION ABATEMENT TRUST
   Water Pollution TOB Series
     1999N 1.66%, 01/07/02                                 16,500         16,500
                                                                      ----------
                                                                         114,624

   MICHIGAN 4.0%

+/ ANN ARBOR, MICHIGAN ECONOMIC
   DEVELOPMENT CORP.
   Limited Obligation RB (Glacier
     Hills, Inc. Project)
     Series 2000A 1.66%, 01/07/02                          23,245         23,245
   Limited Obligation RB (Glacier
     Hills, Inc. Project)
     Series 2000B 1.66%, 01/07/02                           9,620          9,620

+/ DETROIT, MICHIGAN SEWAGE
   DISPOSAL SYSTEM
   RB TOB Series 1999A 1.71%,
     01/07/02                                              34,650         34,650

+/ DETROIT, MICHIGAN WATER SUPPLY
   SYSTEM
   Second Lien Revenue Refunding
     Bond Series 2001C 1.60%,
     01/07/02                                              15,200         15,200

+/ GEORGETOWN TOWNSHIP,
   MICHIGAN ECONOMIC
   DEVELOPMENT CORP.
   Limited Obligation RB (Sunset
     Manor, Inc. Project) 1.66%,
     01/07/02                                               9,180          9,180

+/ GRAND RAPIDS, MICHIGAN
   ECONOMIC DEVELOPMENT CORP.
   RB (Amway Hotel Corp. Project)
     Series 1991A 1.55%, 01/07/02                           8,755          8,755

 + MICHIGAN MUNICIPAL BOND
   AUTHORITY
   RB Series C-2 2.59%, 08/22/02                          105,500        106,104

 + MICHIGAN STATE BUILDING
   AUTHORITY COMMISSION
   TECP Series 2 1.80%, 01/24/02                           51,000         51,000

+/ MICHIGAN STATE HDA
   TOBP (PT-556) 1.76%, 01/07/02                            3,630          3,630

+/ MICHIGAN STATE HOSPITAL
   FINANCE AUTHORITY
   RB (Martin Luther Memorial
     Home Inc. Project) 1.75%,
     01/07/02                                               8,085          8,085

+/ MICHIGAN STATE STRATEGIC FUND
   Limited Obligation RB (Advance
     Plastics Corp.) 1.80%,
     01/07/02                                               2,430          2,430
   Limited Obligation RB
     (American Cancer Society
     Great Lakes) 1.70%, 01/07/02                           5,790          5,790
   Limited Obligation RB (EPI
     Printers, Inc. Project) 1.80%,
     01/07/02                                               2,000          2,000
   Limited Obligation RB (John
     Widdicomb Co. Project)
     1.75%, 01/07/02                                        1,330          1,330
   Limited Obligation RB
     (Manufacturer's Project)
     Series 1991 1.75%, 01/07/02                            1,050          1,050
   Limited Obligation RB
     (Mechanics Uniform Rental
     Project) 1.80%, 01/07/02                               1,000          1,000
   Limited Obligation RB
     (Orchestra Place Renewal
     Project) 1.47%, 01/07/02                              15,000         15,000
   Limited Obligation RB (United
     Machining Project) Series
     1998 1.80%, 01/07/02                                   6,000          6,000
   Limited Obligation RB Series
     1998 1.80%, 01/07/02                                   3,395          3,395
   Limited Obligation RB Series
     1998B 1.80%, 01/07/02                                  1,615          1,615

+/ OAKLAND COUNTY, MICHIGAN
   ECONOMIC DEVELOPMENT CORP.
   Limited Obligation RB (Husky
     Envelope Products, Inc.
     Project) 1.80%, 01/07/02                               3,940          3,940
   Limited Obligation RB (Pontiac
     Vision Schools Project) 1.70%,
     01/07/02                                              11,000         11,000

See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

+/ WAYNE CHARTER COUNTY,
   MICHIGAN AIRPORT
   RB (Detroit Metropolitan Wayne
     County Airport Project) 1.72%,
     01/07/02                                              55,000         55,000
   RB (Detroit Metropolitan Wayne
     County Airport Project) Series
     1996A 1.65%, 01/07/02                                  5,650          5,650
   RB (Detroit Metropolitan Wayne
     County Airport Project) Series
     1996B 1.65%, 01/07/02                                 47,185         47,185
                                                                      ----------
                                                                         431,854

   MINNESOTA 3.0%

+/ BLOOMINGTON, MINNESOTA PORT
   AUTHORITY
   Special Tax Revenue Refunding
     Bond (Mall of America Project)
     Series 1999B 1.75%, 01/07/02                           9,800          9,800

+/ HENNEPIN COUNTY, MINNESOTA
   Unlimited GO Series 1996C
     1.85%, 01/07/02                                        3,250          3,250

+/ HENNEPIN COUNTY, MINNESOTA
   HOUSING & REDEVELOPMENT
   AUTHORITY
   M/F Housing RB (City
     Apartments at Loring Park)
     1.90%, 01/07/02                                        2,600          2,600

+/ MENDOTA HEIGHTS, MINNESOTA
   IDRB (Dakota Business Plaza
     Project) 2.05%, 01/07/02                               2,300          2,300

 + MINNEAPOLIS ST. PAUL, MINNESOTA
   AIRPORT COMMISSION
   TECP Series B
     2.10%, 01/07/02                                       10,000         10,000
     2.15%, 01/09/02                                       10,000         10,000
     1.70%, 01/11/02                                       10,500         10,500
     1.85%, 02/04/02                                       10,000         10,000
     1.90%, 02/04/02                                        7,500          7,500

+/ MINNESOTA STATE
   Agriculture & Economic
     Development RB (Evangelical
     Lutheran Project) 1.75%,
     01/07/02                                               8,000          8,000

 + MINNESOTA STATE HFA
   Residential Housing Finance RB
     Series 2001B 1.90%, 12/04/02                          63,785         63,785
   Residential Housing Finance RB
     Series 2001C 1.90%, 12/04/02                          30,230         30,230
   Residential Housing Finance RB
     Series 2001D 1.90%, 12/04/02                          35,805         35,805

+/ MINNESOTA STATE HIGHER
   EDUCATION FACILITIES AUTHORITY
   RB (Carleton College) Series
     2000G 1.60%, 01/07/02                                 12,000         12,000
   RB (University of St. Thomas
     Project) 1.60%, 01/07/02                               9,700          9,700

 + ROCHESTER, MINNESOTA
   Health Care Facility RB TECP
     (Mayo Foundation Clinic)
     1.45%, 01/08/02                                        9,000          9,000
     2.20%, 01/10/02                                       25,000         25,000
     2.20%, 01/17/02                                       15,000         15,000
     1.40%, 03/06/02                                       47,770         47,700

+/ Health Care Facilities
   RB TOB Series 177 1.69%,
     01/07/02                                               7,130          7,130
                                                                      ----------
                                                                         329,300

   MISSISSIPPI 0.9%

+/ MISSISSIPPI BUSINESS FINANCE
   AUTHORITY
   IDRB (Clopay Building Products
     Co. Project) Series 1999
     1.75%, 01/07/02                                        3,300          3,300

+/ MISSISSIPPI BUSINESS FINANCIAL
   CORP.
   IDRB (Electric Mills Wood
     Project) 1.85%, 01/07/02                               5,000          5,000
   IDRB (Omega Motion Project)
     Series 1996 1.70%, 01/07/02                            5,500          5,500

+/ MISSISSIPPI DEVELOPMENT BANK
   Special Obligation TOBP
     (PT-520) 1.69%, 01/07/02                              38,365         38,365

+/ MISSISSIPPI HOSPITAL EQUIPMENT
   & FACILITIES AUTHORITY
   RB (Baptist Memorial Hospital
     Project) 1.65%, 01/07/02                              18,000         18,000

+/ MISSISSIPPI S/F HFA
   TOB Series 1997G 1.76%,
     01/07/02                                              12,330         12,330


See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

+/ MISSISSIPPI STATE
   GO Refunding Bond TOB
     1.71%, 01/07/02                                       14,880         14,880
                                                                      ----------
                                                                          97,375

   MISSOURI 0.2%

+/ MISSOURI HIGHER EDUCATION
   LOAN AUTHORITY
   Student Loan RB Series 1988A
     1.65%, 01/07/02                                        1,000          1,000

+/ MISSOURI STATE DEVELOPMENT
   FINANCE BOARD
   IDRB (H.R. Williams Mill Supply
     Project) Series 1995 2.00%,
     01/07/02                                               3,100          3,100
   IDRB (Milbank Manufacturing
     Co. Project) 1.90%, 01/07/02                           3,000          3,000

+/ MISSOURI STATE HEALTH &
   EDUCATIONAL FACILITIES AUTHORITY
   Health Facilities RB (National
     Benevolent Association
     Project) 1.60%, 01/07/02                               2,750          2,750

+o MISSOURI STATE HOUSING
   DEVELOPMENT COMMISSION
   Mortgage RB TOBP (PA-847)
     1.76%, 01/07/02                                        6,385          6,385

+/ ST. CLAIR, MISSOURI IDA
   RB (Private Dynaquip) 1.70%,
     01/07/02                                               1,000          1,000

+/ ST. LOUIS, MISSOURI IDA
   RB (Kessler Container Project)
     1.70%, 01/07/02                                        2,500          2,500

+/ WASHINGTON, MISSOURI IDA
   RB (Pauwels Transformer
     Project) 1.91%, 01/07/02                               3,400          3,400
                                                                      ----------
                                                                          23,135

   MONTANA 0.1%

+/ CLAY COUNTY, MONTANA
   IDRB (KC Salad Real Estate
     Project) 1.80%, 01/07/02                               2,000          2,000

+/ MONTANA STATE HEALTH FACILITY
   AUTHORITY
   RB (Health Care Pooled Loan
     Program Project) Series
     1985A 1.65%, 01/07/02                                  7,270          7,270
                                                                      ----------
                                                                           9,270

   NEBRASKA 0.6%

+/ DODGE COUNTY, NEBRASKA
   IDRB (Oilgear Project) 1.85%,
     01/07/02                                               1,670          1,670

+/ NEBRASKA HIGHER EDUCATION
   LOAN PROGRAM
   RB (Nebhelp, Inc. Student Loan
     Project) Series 1988C 1.80%,
     01/07/02                                               4,150          4,150

+/ NEBRASKA INVESTMENT FINANCE
   AUTHORITY
   S/F Housing RB Merlot TOB
     Series 2000O 1.76%, 01/07/02                           3,675          3,675
   S/F Housing RB Merlot TOB
     Series 1998X 2.35%, 01/07/02                          10,735         10,735

   NEBRASKA PUBLIC POWER DISTRICT
 + Electric System Revenue
     Refunding Bond Series 1993A
     2.75%, 01/01/02                                        2,500          2,500
   Power Supply System RB
     1.85%, 01/01/03                                        7,690          8,164

+/ STANTON COUNTY, NEBRASKA
   IDRB (Nucor Corp. Project)
     Series 1996 1.85%, 01/07/02                           10,500         10,500

+/ WASHINGTON COUNTY, NEBRASKA
   IDRB (Cargill Dow Polymers,
     LLC) 2.10%, 01/07/02                                  19,000         19,000
                                                                      ----------
                                                                          60,394

   NEVADA 2.3%

   CLARK COUNTY, NEVADA
+/ Economic Development RB
     (University of Nevada Las
     Vegas Project) 1.75%, 01/07/02                           705            705
   Motor Fuel Tax TECP 1.65%,
     02/07/02                                               2,625          2,625

   CLARK COUNTY, NEVADA AIRPORT
+/ Airport System Improvement RB
     Sub Lien Series 1995A2
     1.70%, 01/07/02                                        1,200          1,200
   Sub Lien RB Series 2001A
     1.90%, 01/01/02                                       11,200         11,200
   Sub Lien RB Series 2001C
     1.65%, 01/07/02                                       50,000         50,000

See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

+/ CLARK COUNTY, NEVADA AIRPORT
   REVENUE SYSTEMS
   Sub Lien RB Series 1999B1
     1.65%, 01/02/02                                       46,360         46,360

 + CLARK COUNTY, NEVADA
   PASSENGER FACILITY
   RB (Las Vegas McCarran
     International Airport) Series
     1992A 1.80%, 07/01/02                                 11,000         11,446

 + CLARK COUNTY, NEVADA SCHOOL DISTRICT
 / GO TOB Series 378 1.69%,
     01/07/02                                               4,415          4,415
 o Limited Obligation GO TOB
     Series 2001-33 2.15%,
     03/13/02                                              21,715         21,715
 / TOB Series 2000-5 1.71%,
     01/07/02                                              19,935         19,935

 + LAS VEGAS VALLEY WATER DISTRICT,
   NEVADA
   GO TECP Series A 1.50%,
     03/06/02                                              40,000         40,000

+/ NEVADA HOUSING DIVISION
   M/F Housing RB (Apache Pines
     Apartments Project) Series
     1999A 1.80%, 01/07/02                                  7,415          7,415
   M/F Housing RB Series 1989A
     1.55%, 01/07/02                                        5,300          5,300
   Multi-Unit Housing RB
     (Banbridge Apartment Project)
     Series 2000A 1.80%, 01/07/02                           3,960          3,960
   Multi-Unit Housing RB (City
     Center Project) Series 2000A
     1.80%, 01/07/02                                        9,350          9,350

+/ WASHOE COUNTY, NEVADA
   Unlimited GO TOB Series
     2001-24 1.70%, 01/07/02                               21,000         21,000
                                                                      ----------
                                                                         256,626

   NEW HAMPSHIRE 0.7%

+/ NEW HAMPSHIRE HEALTH &
   EDUCATION FACILITIES AUTHORITY
   RB (Dartmouth Hitchcock
     Obligation) Series 2001A
     1.55%, 01/07/02                                       59,890         59,890

+/ NEW HAMPSHIRE STATE HFA
   S/F Revenue TOB Series 1998G
     1.76%, 01/07/02                                        7,220          7,220
   S/F Revenue TOB Series 1998U
     1.76%, 01/07/02                                        9,995          9,995
                                                                      ----------
                                                                          77,105

   NEW JERSEY 0.7%

+/ NEW JERSEY ECONOMIC
   DEVELOPMENT AUTHORITY
   Thermal Energy Facilities RB
     (Marina Energy, LLC Project)
     Series 2001A 1.40%, 01/07/02                           5,000          5,000

+/ NEW JERSEY HEALTH CARE
   FACILITIES FINANCING AUTHORITY
   RB Series 2001A 1.40%,
     01/07/02                                               7,000          7,000

+/ NEW JERSEY SPORTS &
   EXPOSITION AUTHORITY
   RB Series 1992C 1.30%,
     01/07/02                                               3,000          3,000

 + NEW JERSEY STATE
   TECP 1.40%, 01/03/02                                    18,100         18,100
 / TOB Series 316 1.51%,
     01/07/02                                                 450            450

+/ NEW JERSEY STATE HOUSING &
   MORTGAGE FINANCE AGENCY
   RB TOBP (PT-285) 1.52%,
     01/07/02                                                 885            885

+/ NEW JERSEY STATE
   TRANSPORTATION CORP.
   TOB Series 148 1.51%,
     01/07/02                                                 305            305

+/ NEW JERSEY STATE TRANSPORTATION
   TRUST FUND AUTHORITY
   TOB Series 204 1.56%,
     01/07/02                                              11,000         11,000

+/ NEW JERSEY STATE TURNPIKE
   AUTHORITY
   RB Series 1991D 1.40%,
     01/07/02                                              21,700         21,700
   RB TOBP (PA-719) 1.50%,
     01/07/02                                               2,795          2,795

   NORTH BRUNSWICK, NEW JERSEY
   BAN 2.63%, 08/21/02                                      5,000          5,019

See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

+/ PORT AUTHORITY OF NEW YORK &
   NEW JERSEY
   TOB Series 2000Z 1.66%,
     01/07/02                                               5,075          5,075
                                                                      ----------
                                                                          80,329

   NEW MEXICO 0.7%

+/ ALBUQUERQUE, NEW MEXICO
   AIRPORT
   Sub Lien Governmental
     Purpose RB Series 2000A
     1.70%, 01/07/02                                        6,600          6,600
   Sub Lien RB Series
     1996A 1.65%, 01/07/02                                 12,600         12,600

+/ NEW MEXICO STATE HIGHWAY
   COMMISSION
   Sub Lien RB 1.60%,
     01/07/02                                              36,965         36,965

+/ SANTA FE, NEW MEXICO GROSS
   RECEIPTS TAX
   Wastewater Systems RB Series
     1997B 1.70%, 01/07/02                                 17,200         17,200
                                                                      ----------
                                                                          73,365

   NEW YORK 4.5%

+/ BABYLON, NEW YORK IDA
   Resource Recovery RB (Ogden
     Martin Project) Series 1998
     1.40%, 01/07/02                                       19,880         19,880

+/ DUTCHESS COUNTY, NEW YORK IDA
   Civic Facilities RB (Trinity
     Pawling School Corp. Project)
     1.65%, 01/07/02                                        1,900          1,900

+/ LONG ISLAND, NEW YORK POWER
   AUTHORITY
   Electric System RB Subseries
     2A 1.45%, 01/07/02                                     2,000          2,000
   Electric System RB Subseries
     3A 1.50%, 01/07/02                                     1,500          1,500
   Electric System RB TOB Series
     1998A 1.49%, 01/07/02                                 10,970         10,970
   Electric System RB TOB Series
     338 1.44%, 01/07/02                                   22,695         22,695
   Electric System RB TOBP
     (PA-565) 1.51%, 01/07/02                               5,000          5,000

   NASSAU COUNTY, NEW YORK
   INTERIM FINANCE AUTHORITY
   BAN Series 2001B-1 1.50%,
     07/18/02                                              27,200         27,347

+/ NEW YORK CITY, NEW YORK
   GO Subseries B4 1.90%,
     01/01/02                                               4,000          4,000
   GO Subseries H3 1.80%,
     01/01/02                                               8,900          8,900
   GO TOB (CoreStates Merlot
     Program) Series 1997C
     1.64%, 01/07/02                                       17,825         17,825
   M/F Rental Housing RB (Tribeca
     Tower Project) Series 1997A
     1.50%, 01/07/02                                       18,500         18,500

+/ NEW YORK CITY, NEW YORK
   HOUSING DEVELOPMENT CORP.
   M/F Mortgage RB (15th Street
     Development Project) Series
     2000A 1.55%, 01/07/02                                  7,000          7,000
   M/F Rental Housing RB (Lyric
     Development Project) Series
     2001A 1.55%, 01/07/02                                 65,000         65,000

+/ NEW YORK CITY, NEW YORK IDA
   IDRB (Allway Tools, Inc. Project)
     1.65%, 01/07/02                                        1,710          1,710

 + NEW YORK CITY, NEW YORK
   MUNICIPAL WATER FINANCE
   AUTHORITY
   TECP 2.25%, 01/03/02                                    25,000         25,000
 / Water & Sewer System RB
     Series 1992C 1.90%, 01/07/02                          36,500         36,500
 / Water & Sewer System RB
     Series 1994G 1.80%, 01/07/02                           6,000          6,000
 / Water & Sewer System RB
     Series 1995A 1.80%, 01/07/02                          20,000         20,000
 / Water & Sewer Systems RB
     TOB Series 158 1.46%,
     01/07/02                                               9,995          9,995

+/ NEW YORK CITY, NEW YORK
   TRANSITIONAL FINANCE AUTHORITY
   Future Tax Secured TOB Series
     1999B 1.64%, 01/07/02                                 14,830         14,830

   NEW YORK STATE
   RAN Series 2001A 1.75%,
     04/12/02                                              50,000         50,172

See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

+/ NEW YORK STATE ENERGY
   RESEARCH & DEVELOPMENT
   AUTHORITY
   Facilities RB (Con Edison Co.
     Project) Subseries A-3 1.65%,
     01/07/02                                              10,000         10,000
   Gas Facilities RB TOB Series
     379 1.46%, 01/07/02                                    1,570          1,570
   Pollution Control Revenue
     Refunding Bond (Orange &
     Rockland Utilities, Inc. Project)
     Series 1994A 1.40%, 01/07/02                             900            900

+/ NEW YORK STATE HFA
   M/F Housing RB (Union Square
     South Housing Project) 1.50%,
     01/07/02                                              22,400         22,400
   M/F Housing Second Mortgage
     RB Series 1999A 1.55%,
     01/07/02                                               2,000          2,000
   RB (70 Battery Place Project)
     Series 1999A 1.70%, 01/07/02                           3,600          3,600
   RB Series 1997A 1.50%,
     01/07/02                                              17,600         17,600

+/ NEW YORK STATE LOCAL
   GOVERNMENT ASSISTANCE CORP.
   RB TOB Series 468X 1.51%,
     01/07/02                                              10,000         10,000
   RB Series 1995F 1.40%,
     01/07/02                                                 700            700

+/ NEW YORK STATE MORTGAGE AGENCY
   RB Series 2000K 1.54%,
     01/07/02                                               6,805          6,805
   RB TOB Series 1999F 1.54%,
     01/07/02                                              10,700         10,700
   RB TOB Series 1999H 1.54%,
     01/07/02                                              14,995         14,995

+/ PORT AUTHORITY OF NEW YORK &
   NEW JERSEY
   Special Obligation RB TOB
     1.56%, 01/07/02                                        4,345          4,345

   TRIBOROUGH BRIDGE & TUNNEL
   AUTHORITY, NEW YORK
   General Purpose Revenue BAN
     Series 2001A-1 3.26%,
     01/17/02                                              10,000         10,007

+/ YONKERS, NEW YORK IDA
   Civic Facilities RB (Consumers
     Union Facility Project) 1.50%,
     01/07/02                                                 460            460
                                                                      ----------
                                                                         492,806

   NORTH CAROLINA 1.9%

+/ BUNCOMBE COUNTY, NORTH
   CAROLINA SCHOOL
   GO Series 2000C 1.65%,
     01/07/02                                              14,000         14,000

+/ BURKE COUNTY, NORTH CAROLINA
   INDUSTRIAL FACILITIES POLLUTION
   CONTROL FINANCING AUTHORITY
   IDRB (Bauer Industries, Inc.
     Project) 1.75%, 01/07/02                               2,955          2,955

+/ CHARLOTTE, NORTH CAROLINA
   AIRPORT
   Revenue Refunding Bond
     Series 1997A 1.65%, 01/07/02                          30,965         30,965

+/ DURHAM, NORTH CAROLINA
   HOUSING AUTHORITY
   M/F Housing RB (Pendleton
     Townhomes Project) 1.75%,
     01/07/02                                               5,490          5,490

+/ FORSYTH COUNTY, NORTH CAROLINA
   INDUSTRIAL FACILITIES & POLLUTION
   CONTROL FINANCING AUTHORITY
   RB (Plymouth Printing Project)
     1.75%, 01/07/02                                        1,890          1,890

+/ GATES COUNTY, NORTH CAROLINA
   INDUSTRIAL FACILITIES & POLLUTION
   CONTROL FINANCING AUTHORITY
   IDRB (Coxe-Lewis Project)
     1.80%, 01/07/02                                        1,595          1,595

+/ GUILFORD COUNTY, NORTH CAROLINA
   INDUSTRIAL FACILITIES & POLLUTION
   CONTROL FINANCING AUTHORITY
   RB (Culp, Inc. Project) 1.70%,
     01/07/02                                               3,825          3,825
   RB (Neal Manufacturing Project)
     1.70%, 01/07/02                                        2,100          2,100
   RB (Vitafoam, Inc. Project)
     1.70%, 01/07/02                                        5,500          5,500

See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

+/ HERTFORD COUNTY, NORTH CAROLINA
   INDUSTRIAL FACILITIES & POLLUTION
   CONTROL FINANCING AUTHORITY
   IDRB (Nucor Corp. Project)
     Series 2000 1.68%, 01/07/02                           17,500         17,500
   IDRB (Nucor Corp. Project)
     Series 2000A 1.85%, 01/07/02                          26,500         26,500

+/ JOHNSTON COUNTY, NORTH
   CAROLINA INDUSTRIAL FACILITIES &
   POLLUTION CONTROL FINANCING
   AUTHORITY
   RB (Flanders Corp. Project)
     1.75%, 01/07/02                                        4,500          4,500

+/ NORTH CAROLINA CAPITAL FACILITIES
   FINANCE AGENCY
   Capital Facilities RB (Durham
     Academy Project) 1.60%,
     01/07/02                                              24,000         24,000

+/ NORTH CAROLINA EDUCATIONAL
   FACILITIES FINANCE AGENCY
   RB (Davidson College) Series
     2000B 1.60%, 01/07/02                                 19,000         19,000
   RB (Cannon School Project)
     1.60%, 01/07/02                                        6,000          6,000
   RB (High Point University
     Project) 1.60%, 01/07/02                               5,110          5,110
   RB (Queens College) Series
     1999B 1.60%, 01/07/02                                  6,270          6,270

+/ NORTH CAROLINA STATE PUBLIC
   SCHOOL BUILDING
   TOB Series 249 1.69%, 01/07/02                           2,500          2,500

+/ ROCKINGHAM COUNTY, NORTH
   CAROLINA INDUSTRIAL FACILITIES
   & POLLUTION CONTROL FINANCING
   AUTHORITY
   IDRB (McMichael Mills Project)
     1.70%, 01/07/02                                        3,700          3,700

+/ ROWAN COUNTY, NORTH CAROLINA
   INDUSTRIAL FACILITIES POLLUTION
   CONTROL FINANCING AUTHORITY
   (Taylor-Clay Products Project)
     1.70%, 01/07/02                                        4,400          4,400

+/ SAMPSON COUNTY, NORTH
   CAROLINA INDUSTRIAL FACILITIES
   & POLLUTION CONTROL FINANCING
   AUTHORITY
   IDRB (Crumpler Plastic Project)
     1.75%, 01/07/02                                        4,100          4,100

+/ UNION COUNTY, NORTH CAROLINA
   INDUSTRIAL FACILITIES & POLLUTION
   CONTROL FINANCING AUTHORITY
   RB (Rock-Tenn Converting
     County Project) Series 1997
     1.75%, 01/07/02                                        1,750          1,750

+/ WAKE COUNTY, NORTH CAROLINA
   HOUSING AUTHORITY
   M/F Housing RB (Walnut Ridge
     Apartments Project) 1.75%,
     01/07/02                                              10,075         10,075

+/ WILMINGTON, NORTH CAROLINA
   HOUSING AUTHORITY
   M/F Housing RB (Garden Lake
     Estates Project) Series 1999
     1.75%, 01/07/02                                        7,280          7,280
                                                                      ----------
                                                                         211,005

   NORTH DAKOTA 0.2%

+  NORTH DAKOTA STATE HFA
   Housing Finance Program RB
     Series 2001B 3.35%, 03/01/02                          17,000         17,000

+/ RICHLAND COUNTY, NORTH DAKOTA
   IDRB (Minn-Dak Farmers Co-op
     Project) Series 1986B 2.00%,
     01/07/02                                                 875            875
   Solid Waste Disposal RB
     (Minn-Dak Farmers Co-op
     Project) Series 1996A 2.00%,
     01/07/02                                               9,620          9,620
                                                                      ----------
                                                                          27,495

   OHIO 1.2%

 + BUTLER COUNTY, OHIO
   TRANSPORTATION IMPROVEMENT DISTRICT
   RB Series 1997A 2.08%,
     04/01/02                                               5,000          5,036

See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

+/ CLEVELAND, OHIO AIRPORT SYSTEM
   RB Series 1997D 1.65%,
     01/07/02                                              21,670         21,670

+/ CUYAHOGA COUNTY, OHIO
   Economic Development RB
     (Hathaway Brown School
     Project) Series 1999 1.75%,
     01/07/02                                              14,650         14,650

+/ OHIO AIR QUALITY DEVELOPMENT
   AUTHORITY
   RB (JMG Funding, LP) Series
     1994A 1.77%, 01/07/02                                  2,900          2,900
   RB (Limited Partnership Project)
     Series 1994B 1.70%, 01/07/02                          14,400         14,400

 + OHIO STATE HFA
 / Mortgage RB TOB 1.73%,
     01/07/02                                               8,020          8,020
 / Mortgage RB TOB Series
     2000AA 1.76%, 01/07/02                                 5,930          5,930
+/ Mortgage RB TOBP (PA-806)
     1.76%, 01/07/02                                        4,285          4,285
   Residential Mortgage Backed
     Securities RB Series 2001E
     2.75%, 08/15/02                                       50,000         50,000
                                                                      ----------
                                                                         126,891

   OKLAHOMA 1.5%

+/ GARFIELD COUNTY, OKLAHOMA
   IDRB (Bank of Commerce
     Group, Inc. Project) 1.60%,
     01/07/02                                               7,265          7,265

+/ MULDROW, OKLAHOMA PUBLIC
   WORKS AUTHORITY
   IDRB (Oklahoma Foods Project)
     2.00%, 01/07/02                                        6,500          6,500

   OKLAHOMA CITY, OKLAHOMA
   INDUSTRIAL & CULTURAL FACILITIES
   TRUST
   Health Care RB TECP Series
     1998B 1.40%, 02/06/02                                 18,335         18,335

+/ OKLAHOMA COUNTY, OKLAHOMA
   INDUSTRIAL AUTHORITY
   RB (National Cowboy Hall of
     Fame Project) Series 1999
     1.60%, 01/07/02                                        1,360          1,360

+/ OKLAHOMA DEVELOPMENT
   FINANCE AUTHORITY
   RB (Shawnee Funding, Ltd.)
     1.75%, 01/07/02                                        4,000          4,000

+/ OKLAHOMA HFA
   S/F Housing RB TOBP (PT-360)
     1.76%, 01/07/02                                        7,225          7,225

+/ OKLAHOMA STATE STUDENT LOAN
   AUTHORITY
   RB Series 1996A 1.60%,
     01/07/02                                              31,980         31,980
   RB Series 1997A 1.65%,
     01/07/02                                              33,000         33,000
   RB Series 1998A 1.65%,
     01/07/02                                              25,100         25,100
   RB Series 2000A-4 1.65%,
     01/07/02                                              20,945         20,945

+/ TULSA, OKLAHOMA INDUSTRIAL
   AUTHORITY
   Hospital RB (YMCA of Greater
     Tulsa Project) Series 1999
     1.60%, 01/07/02                                        2,800          2,800
                                                                      ----------
                                                                         158,510

   OREGON 0.8%

+/ GILLIAM COUNTY, OREGON
   Solid Waste Disposal RB
     (Waste Management Project)
     Series 2000A 1.95%, 01/07/02                          10,000         10,000

+/ OREGON STATE ECONOMIC
   DEVELOPMENT AUTHORITY
   RB (Kettle Foods Project)
     Series 186 1.90%, 01/07/02                             5,895          5,895
   RB (Pendleton Flour Mills
     Project) Series 1982 1.70%,
     01/07/02                                               5,330          5,330

+/ OREGON STATE ECONOMIC
   DEVELOPMENT COMMISSION
   Economic & IDRB 1.60%,
     01/07/02                                               4,100          4,100

   OREGON STATE HOUSING &
   COMMUNITY SERVICES DEPARTMENT
   S/F Mortgage RB Series 2001D
     3.20%, 03/28/02                                        4,000          4,000

See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

   S/F Mortgage RB Series 2001T
     2.12%, 11/14/02                                        2,165          2,165
   S/F Mortgage RB Series 2001U
     2.12%, 11/14/02                                       10,000         10,000

+/ PORT OF PORTLAND, OREGON
   Special Obligation RB (Portland
     Bulk Terminals Limited
     Liability Corp. Project) 1.65%,
     01/07/02                                              28,000         28,000
   Special Obligation RB (Portland
     Bulk Terminals Limited
     Liability Corp. Project) Series
     1999 1.65%, 01/07/02                                   6,000          6,000

+/ PORTLAND, OREGON
   M/F Housing RB (Village of
     Lovejoy Fountain) 1.90%,
     01/07/02                                               7,000          7,000
                                                                      ----------
                                                                          82,490

   PENNSYLVANIA 8.7%

+/ ALLEGHENY COUNTY,
   PENNSYLVANIA IDA
   RB (USX Corp. Project) 1.60%,
     01/07/02                                              11,900         11,900

+/ CAMBRIA COUNTY,
   PENNSYLVANIA IDA
   Resource Recovery RB
     (Cambria Cogen Co. Project)
     1.62%, 01/07/02                                       16,390         16,390
   Resource Recovery RB
     (Cambria Cogen Co. Project)
     Series 1998A1 1.60%,
     01/07/02                                              76,550         76,550

+/ CLARION COUNTY, PENNSYLVANIA IDA
   Energy Development RB (Piney
     Creek Project) 1.65%, 01/07/02                         8,565          8,565

+/ DAUPHIN COUNTY, PENNSYLVANIA
   GENERAL AUTHORITY
   RB (Education & Health Loan
     Program) Series 1997 1.69%,
     01/07/02                                               6,080          6,080

+/ DELAWARE COUNTY, PENNSYLVANIA IDA
   RB (YMCA of Philadelphia
     Project) Series 1999 1.70%,
     01/07/02                                               1,630          1,630

+/ DELAWARE VALLEY, PENNSYLVANIA
   REGIONAL FINANCE AUTHORITY
   Local Government RB Series
     1986 1.60%, 01/07/02                                     300            300
   Local Government RB TOB
     Series 2001J 1.69%, 01/07/02                          11,380         11,380

+/ EASTON, PENNSYLVANIA CITY
   SCHOOL DISTRICT
   GO 1.69%, 01/07/02                                       4,300          4,300

+/ ERIE COUNTY, PENNSYLVANIA
   SCHOOL DISTRICT
   GO TOB Series 2001-5 1.68%,
     01/07/02                                               8,645          8,645

+/ HARRISBURG, PENNSYLVANIA
   AUTHORITY
   RB 1.66%, 01/07/02                                      18,000         18,000

+/ MERCER COUNTY, PENNSYLVANIA
   Unlimited GO TOB Series
     2001-18 1.68%, 01/07/02                                3,000          3,000

+/ MONTGOMERY COUNTY,
   PENNSYLVANIA HIGHER EDUCATION
   & HEALTH AUTHORITY
   RB (Madlyn & Leonard
     Abramson Project) 1.70%,
     01/07/02                                               4,000          4,000

 + MONTGOMERY COUNTY,
   PENNSYLVANIA IDA
   Pollution Control RB TECP
     2.05%, 01/24/02                                       28,400         28,400
     1.50%, 02/07/02                                       30,000         30,000
 / RB (Seton Medical Co.) 1.55%,
     01/07/02                                               3,500          3,500

+/ MONTGOMERY COUNTY,
   PENNSYLVANIA REDEVELOPMENT
   AUTHORITY
   M/F Housing RB (Brookside
     Manor Apartments) Series
     2001A 1.50%, 01/07/02                                 19,510         19,510
   M/F Housing RB (Kingswood
     Apartments Project) Series
     2001A 1.50%, 01/07/02                                 19,205         19,205
   M/F Housing Revenue
     Refunding Bond (Glenmore
     Assoc. Project) Series A
     1.90%, 01/07/02                                        3,350          3,350

See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

+/ PENNSYLVANIA CONVENTION
   CENTER AUTHORITY
   RB TOBP (PT-1224) 1.64%,
     01/07/02                                               2,400          2,400

+/ PENNSYLVANIA ECONOMIC
   DEVELOPMENT FINANCING
   AUTHORITY
   Exempt Facilities RB (Reliant
     Energy Seward Project)
     Series 2001A 1.65%, 01/07/02                          63,200         63,200

+/ PENNSYLVANIA ENERGY
   DEVELOPMENT AUTHORITY
   RB (B&W Ebensburg Project)
     Series 1986 1.65%, 01/07/02                           13,495         13,495
   RB (Piney Creek Project) Series
     1986A 1.65%, 01/07/02                                 17,360         17,360
   RB (Piney Creek Project) Series
     1986C 1.65%, 01/07/02                                  3,000          3,000

   PENNSYLVANIA HFA
+/ S/F Mortgage RB TOBP (PT-278)
     Series 1999-66A 1.69%,
     01/07/02                                               4,265          4,265
+/ S/F Mortgage RB TOBP
     (PT-119A) Series 1997 1.64%,
     01/07/02                                                 864            864
+o TOB Series 1998Y 2.35%,
     01/07/02                                               9,495          9,495
+/ TOB Series 1999U 1.74%,
     01/07/02                                              19,505         19,505
+/ TOBP (PA-909) 1.69%, 01/07/02                            4,995          4,995

+/ PENNSYLVANIA HIGHER EDUCATION
   ASSISTANCE AGENCY
   Student Loan RB Series 1988A
     1.65%, 01/07/02                                       20,800         20,800
   Student Loan RB Series 1988B
     1.65%, 01/07/02                                       20,000         20,000
   Student Loan RB Series 1994A
     1.65%, 01/07/02                                       33,600         33,600
   Student Loan RB Series 1997A
     1.85%, 01/07/02                                       20,000         20,000
   Student Loan RB Series 1999A
     1.65%, 01/07/02                                       21,000         21,000

 + PENNSYLVANIA STATE
   Refunding GO 1.65%, 09/15/02                             1,000          1,024
 / TOBP (PA-935) 1.64%, 01/07/02                           35,325         35,325

+/ PENNSYLVANIA STATE HIGHER
   EDUCATION ASSISTANCE AGENCY
   Student Loan RB Series 2000A
     1.85%, 01/07/02                                       32,900         32,900
   Student Loan RB Series 2001A
     1.85%, 01/07/02                                       15,100         15,100

+/ PENNSYLVANIA STATE HIGHER
   EDUCATIONAL FACILITIES AUTHORITY
   RB (Ursinus College) 1.60%,
     01/07/02                                               2,760          2,760

+/ PENNSYLVANIA STATE OF
   COMMONWEALTH
   TOB Series 1997C 1.71%,
     01/07/02                                               1,000          1,000

+/ PENNSYLVANIA STATE PUBLIC
   SCHOOL BUILDING AUTHORITY
   RB (Parkland School District)
     Series 1999D 1.69%, 01/07/02                           5,500          5,500

+/ PENNSYLVANIA STATE TURNPIKE
   COMMISSION
   Turnpike RB Series 2001U
     1.65%, 01/07/02                                       54,600         54,600

+/ PENNSYLVANIA STATE UNIVERSITY,
   PENNSYLVANIA
   RB Series 2001A 1.70%,
     01/07/02                                               5,000          5,000

   PHILADELPHIA, PENNSYLVANIA
   TRAN 2.65%, 06/28/02                                    79,500         80,004
+/ Water & Waste RB Series
     1997B 1.55%, 01/07/02                                  5,910          5,910

   PHILADELPHIA, PENNSYLVANIA
   GAS WORKS
+/ RB TOBP (PA-877) 1.64%,
     01/07/02                                               1,995          1,995
   TECP Series C 1.45%, 02/07/02                           26,000         26,000

   PHILADELPHIA, PENNSYLVANIA
   HOSPITAL & HIGHER EDUCATIONAL
   FACILITIES AUTHORITY
   Hospital RB (Children's Hospital
     of Philadelphia Project) Series
     1992A 1.35%, 02/15/02                                  6,110          6,270

+/ PHILADELPHIA, PENNSYLVANIA
   HOSPITALS & HIGHER EDUCATION
   FACILITIES AUTHORITY
   RB (Wills Eye Hospital Project)
     1.70%, 01/07/02                                       11,000         11,000

See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

+/ PHILADELPHIA, PENNSYLVANIA IDA
   Airport RB TOB Series 1998A
     1.76%, 01/07/02                                       11,710         11,710
   RB (City Line Holiday Inn
     Project) Series 1996 1.65%,
     01/07/02                                               6,700          6,700

+/ PHILADELPHIA, PENNSYLVANIA
   INDUSTRIAL AUTHORITY
   IDRB (Girard Estate Facility
     Leasing Project) 1.70%,
     01/07/02                                              13,500         13,500

+/ QUAKERTOWN, PENNSYLVANIA
   GENERAL AUTHORITY
   RB (Pooled Financing Program)
     Series A 1.55%, 01/07/02                              16,567         16,567
   RB Series 1998A 1.55%,
     01/07/02                                              13,095         13,095

+/ QUAKERTOWN, PENNSYLVANIA
   HOSPITAL AUTHORITY
   Hospital RB (Hospital Pooled
     Financing Group) 1.55%,
     01/07/02                                              29,300         29,300

+/ SCHUYLKILL COUNTY,
   PENNSYLVANIA IDA
   Resource Recovery RB
     (Gilberton Power Project)
     Series 1985 1.60%, 01/07/02                              795            795

+/ WASHINGTON COUNTY,
   PENNSYLVANIA AUTHORITY
   Lease RB (Girard Estate
     Refunding Project) Series
     1999 1.70%, 01/07/02                                  32,695         32,695
   Municipal Facilities Lease RB
     Series 1995B-1 1.70%,
     01/07/02                                               6,852          6,852

+/ WEST CORNWALL TOWNSHIP,
   PENNSYLVANIA MUNICIPAL
   AUTHORITY
   RB (Lebanon Valley Crethren)
     1.65%, 01/07/02                                        1,720          1,720
                                                                      ----------
                                                                         946,006

   PUERTO RICO 0.4%

   GOVERNMENT DEVELOPMENT BANK
   FOR PUERTO RICO
   TECP
     1.35%, 02/06/02                                       28,019         28,019
     1.30%, 04/08/02                                        2,968          2,968

+/ PUERTO RICO COMMONWEALTH
   TOBP (PA-652) 1.41%, 01/07/02                            6,000          6,000

+/ PUERTO RICO COMMONWEALTH
   HIGHWAY & TRANSPORTATION
   AUTHORITY HIGHWAY
   Series 1998A 1.40%, 01/07/02                               200            200

+/ PUERTO RICO COMMONWEALTH
   HIGHWAY & TRANSPORTATION
   AUTHORITY
   Revenue TOBP (PA-605) 1.41%,
     01/07/02                                               2,410          2,410
                                                                      ----------
                                                                          39,597

   RHODE ISLAND 0.9%

+/ RHODE ISLAND CONVENTION
   CENTER AUTHORITY
   Revenue Refunding Bond
     Series 2001A 1.55%, 01/07/02                          10,715         10,715

+/ RHODE ISLAND HOUSING &
   MORTGAGE FINANCE CORP
   TOB Series 1999E 1.76%,
     01/07/02                                              19,020         19,020

+/ RHODE ISLAND STATE INDUSTRIAL
   FACILITIES CORP
   IDRB (Greystone of Lincoln
     Project) 2.00%, 01/07/02                               2,600          2,600

 + RHODE ISLAND STATE STUDENT
   LOAN AUTHORITY
 / Higher Education Loan RB
     Series 1995-1 1.70%, 01/07/02                         12,300         12,300
 / Higher Education Loan RB
     Series 1996-2 1.70%,
     01/07/02                                              10,000         10,000
 / Higher Education Loan RB
     Series 1996-3 1.70%,
     01/07/02                                              20,400         20,400
   RB 2.90%, 06/01/02                                      19,000         19,000
                                                                      ----------
                                                                          94,035

   SOUTH CAROLINA 1.0%

+/ GREENVILLE, SOUTH CAROLINA
   COUNTY & CITY
   IDRB (Stevens Aviation
     Technology Services Project)
     1.75%, 01/07/02                                        3,500          3,500

See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

+/ SOUTH CAROLINA ECONOMIC
   DEVELOPMENT AUTHORITY
   Hospital Facility RB (Sanders
     Brothers Construction Project)
     1.75%, 01/07/02                                        1,750          1,750

+/ SOUTH CAROLINA JOBS ECONOMIC
   DEVELOPMENT AUTHORITY
   IDRB (Electric City Printing
     Project) 1.75%, 01/07/02                               2,200          2,200
   RB (Specialty Minerals Project)
     1.75%, 01/07/02                                        4,600          4,600
   RB (Thomas & Betts Corp.
     Project) 1.75%, 01/07/02                               3,250          3,250

   SOUTH CAROLINA PUBLIC SERVICE
   AUTHORITY
   RB TECP
     1.50%, 01/10/02                                        5,000          5,000
     1.45%, 02/13/02                                       34,937         34,937

+/ SOUTH CAROLINA STATE HOUSING
   FINANCE & DEVELOPMENT AUTHORITY
   M/F Housing RB (Ashley
     Apartments Project) Series
     1999 1.75%, 01/07/02                                   4,300          4,300
   M/F Rental Housing RB
     (Peidmont) Series 2000B-1
     1.75%, 01/07/02                                        5,755          5,755
   M/F Rental Housing RB
     (Spartanburg) Series 2000C-1
     1.75%, 01/07/02                                        1,960          1,960
   M/F Rental Housing Revenue
     Refunding Bond (Fairway
     Project) Series 2001A 1.65%,
     01/07/02                                               7,735          7,735

 + SOUTH CAROLINA STATE PUBLIC
   SERVICE AUTHORITY
   Revenue Refunding Bond
     Series 1995A 3.22%, 01/01/02                           3,450          3,450

+/ SOUTH CAROLINA TRANSPORTATION
   INFRASTRUCTURE
   RB TOB Series 1999A 1.71%,
     01/07/02                                              22,610         22,610

+/ SPARTANBURG COUNTY, SOUTH
   CAROLINA IDA
   RB (Bemis, Inc.) 1.65%,
     01/07/02                                               4,750          4,750
                                                                      ----------
                                                                         105,797

   SOUTH DAKOTA 0.6%

   SOUTH DAKOTA HDA
   Homeownership Mortgage RB
     Series 2001C 3.25%, 04/03/02                           8,200          8,200
+/ Homeownership Mortgage RB
     Series 2001F 1.80%, 01/07/02                          20,000         20,000
+/ M/F Housing RB (Harmon
     Apartments Project) 1.75%,
     01/07/02                                               6,500          6,500

+/ SOUTH DAKOTA STATE HEALTH &
   EDUCATIONAL FACILITIES AUTHORITY
   RB (Mckenna Hospital) Series
     1994 1.75%, 01/07/02                                  27,535         27,535
                                                                      ----------
                                                                          62,235

   TENNESSEE 2.9%

+/ BLOUNT COUNTY, TENNESSEE IDB
   IDRB (Advance Crystal
     Technology, Inc. Project)
     1.75%, 01/07/02                                        3,000          3,000

+/ BRISTOL, TENNESSEE HEALTH &
   EDUCATIONAL FACILITIES BOARD
   RB (Kings College Project)
     1.60%, 01/07/02                                        7,650          7,650

+/ CHATTANOOGA, TENNESSEE HEALTH
   EDUCATION & HOUSING FACILITY BOARD
   RB (Baylor School Project)
     1.65%, 01/07/02                                        2,035          2,035

+/ CLARKSVILLE, TENNESSEE PUBLIC
   BUILDING AUTHORITY
   Pooled Financing RB 1.90%,
     01/07/02                                              18,000         18,000

+/ FRANKLIN COUNTY, TENNESSEE
   IDRB (Hi-Tech Project) Series
    1997 1.85%, 01/07/02                                    5,200          5,200

+/ GRUNDY COUNTY, TENNESSEE IDB
   Limited Obligation RB (Toyo
     Seat USA Corp. Project)
     1.90%, 01/07/02                                        4,500          4,500

+/ HENDERSONVILLE, TENNESSEE IDB
   Industrial Development &
     Improvement Revenue
     Refunding Bond (Betty
     Machinery Co. Project)
     1.75%, 01/07/02                                        5,500          5,500

See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

+/ HUNTINGDON, TENNESSEE IDB
   IDRB (Associated Rubber Co.
     Project) Series 1999 1.75%,
     01/07/02                                               2,500          2,500

+/ JACKSON COUNTY, TENNESSEE
   Solid Waste Facilities IDRB
     (Ameristeel Corp. Project)
     1.70%, 01/07/02                                        3,800          3,800

+/ MCMINN COUNTY, TENNESSEE IDB
   Solid Waste Disposal RB
     (Bowater, Inc. Project) 1.70%,
     01/07/02                                              13,500         13,500

 + MEMPHIS-SHELBY COUNTY,
   TENNESSEE AIRPORT AUTHORITY
   Airport Revenue Refunding
     Bond Series 1997A 2.89%,
     02/15/02                                               1,000          1,003

+/ METROPOLITAN NASHVILLE &
   DAVIDSON COUNTY, TENNESSEE IDB
   IDRB (Bind Technologies, Inc.)
     1.70%, 01/07/02                                        3,550          3,550
   M/F Housing IDRB (Arbor Crest)
     Series 1985B 1.60%, 01/07/02                          12,550         12,550
   M/F Housing IDRB (Arbor Knoll)
     Series 1985A 1.60%, 01/07/02                           1,000          1,000

+/ SEVIER COUNTY, TENNESSEE
   PUBLIC BUILDING AUTHORITY
   Local Government Public
     Improvement Bond Series
     1995C1 1.65%, 01/07/02                                 5,065          5,065
   Local Government Public
     Improvement Bond Series
     1995E3 1.65%, 01/07/02                                 2,235          2,235
   Local Government Public
     Improvement Bond Series
     1996A 1.65%, 01/07/02                                  7,000          7,000
   Local Government Public
     Improvement Bond Series
     1996D1 1.65%, 01/07/02                                 2,505          2,505
   Local Government Public
     Improvement Bond Series
     1996E4 1.65%, 01/07/02                                 2,845          2,845
   Local Government Public
     Improvement Bond Series
     1996F1 1.65%, 01/07/02                                 9,000          9,000
   Local Government Public
     Improvement Bond Series
     1996F2 1.65%, 01/07/02                                 7,555          7,555
   Local Government Public
     Improvement Bond Series
     1996G 1.65%, 01/07/02                                  6,030          6,030
   Local Government Public
     Improvement Bond Series
     1997I-A1 1.65%, 01/07/02                              10,000         10,000
   Local Government Public
     Improvement Bond Series
     II-C 1.65%, 01/07/02                                     945            945
   Local Government Public
     Improvement Bond Series
     III-A 2.05%, 01/07/02                                  4,000          4,000
   Local Government Public
     Improvement Bond Series
     III-C1 1.65%, 01/07/02                                10,090         10,090

   SHELBY COUNTY, TENNESSEE
   Health, Education & Housing
     RB TECP 1.80%, 04/10/02                               15,000         15,000
+/ TAN Series 2001A 1.65%,
     01/07/02                                              37,800         37,800

+/ SHELBY COUNTY, TENNESSEE
   HEALTH, EDUCATION, & HOUSING
   FACILITIES BOARD
   Educational Facilities RB
     (Rhodes College) 1.60%,
     01/07/02                                               9,900          9,900
   M/F Housing RB Series 1997A
     1.75%, 01/07/02                                        5,000          5,000

+/ SUMNER COUNTY, TENNESSEE
   HEALTH, EDUCATION, & HOUSING
   FACILITIES BOARD
   RB (Hospital Alliance Pooled
     Program) Series 1999A
     1.73%, 01/07/02                                       15,000         15,000

+/ TENNESSEE HDA
   Mortgage Finance TOB Series
     1997K 1.81%, 01/07/02                                  2,840          2,840
   RB TOB Series 2001H 1.74%,
     01/07/02                                               7,660          7,660

   TENNESSEE STATE
   GO TECP 1.70%, 02/13/02                                 13,000         13,000

+/ TENNESSEE VOLUNTEER STATE
   STUDENT LOAN FUNDING CORP.
   RB Series 1987A 1.65%,
     01/07/02                                              15,000         15,000

See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

   RB Series 1987A-2 1.65%,
     01/07/02                                               3,100          3,100
   RB Series 1997A-3 1.65%,
     01/07/02                                              36,800         36,800
                                                                      ----------
                                                                         312,158

   TEXAS 13.3%

+/ AMARILLO, TEXAS HEALTH
   FACILITIES CORP.
   Hospital RB (High Plains
     Baptist Hospital) Series 1985
     1.95%, 01/07/02                                        3,000          3,000
   Revenue Refunding Bond
     1.75%, 01/07/02                                        3,155          3,155

+/ AUSTIN, TEXAS INDEPENDENT
   SCHOOL DISTRICT
   TOB 1.71%, 01/07/02                                      5,700          5,700

+/ AUSTIN, TEXAS PUBLIC IMPROVEMENT
   TOB 1.71%, 01/07/02                                      6,000          6,000

+/ AUSTIN, TEXAS WATER &
   WASTEWATER SYSTEMS
   RB TOB Series A63 1.71%,
     01/07/02                                               6,425          6,425

+/ BEXAR COUNTY, TEXAS HEALTH
   FACILITIES DEVELOPMENT CORP.
   RB (Chandler Memorial Home
     Project) Series 1995 1.68%,
     01/07/02                                               4,395          4,395

+/ BRAZOS RIVER, TEXAS HIGHER
   EDUCATION AUTHORITY
   RB Series 1993B1 1.65%,
     01/07/02                                              38,000         38,000

+/ BROWNSVILLE COUNTY, TEXAS
   INDUSTRIAL DEVELOPMENT CORP.
   Revenue Refunding Bond (Rich
     Seapak Corp. Project) 1.75%,
     01/07/02                                               3,750          3,750

+/ CALHOUN COUNTY, TEXAS
   NAVIGATION DISTRICT
   Solid Waste Disposal RB
     (Formosa Plastics Corp.
     Project) 1.70%, 01/07/02                              14,500         14,500

+/ CAPITAL INDUSTRIAL DEVELOPMENT
   CORP., TEXAS
   Solid Waste Disposal RB (Texas
     Disposal System, Inc. Project)
     1.70%, 01/07/02                                        5,000          5,000

+/ COLLIN COUNTY, TEXAS HFA
   M/F Housing RB (Huntington
     Apartments Project) 1.76%,
     01/07/02                                               6,150          6,150

+/ DALLAS FORT WORTH, TEXAS
   INTERNATIONAL AIRPORT
   RB TOBP (PA-678) 1.81%,
     01/07/02                                               7,045          7,045

+/ DENTON, TEXAS UTILITY SYSTEMS
   RB TOB Series 369 1.69%,
     01/07/02                                               5,230          5,230

+/ EAGLE, TEXAS TEXAS A&M BOARD
   OF REGENTS PERMANENT
   UNIVERSITY FUND
   TOB 1.71%, 01/07/02                                     28,445         28,445

+/ EL PASO, TEXAS
   Water & Sewer RB TOB Series
     1999 1.76%, 01/07/02                                  13,260         13,260

+/ EULESS, TEXAS IDA
   RB (Ferguson Enterprises, Inc.
     Project) 1.65%, 01/07/02                               4,950          4,950

+/ GRAND PRAIRIE, TEXAS IDA
   IDRB (NTA Leasing Co. Project)
     Series 1994 1.75%, 01/07/02                            1,735          1,735

 + GRAPEVINE, TEXAS INDUSTRIAL
   DEVELOPMENT CORP.
   Airport RB  (Singer County
     Project) 3.30%, 04/01/02                              18,975         18,975

 + GREATER EAST TEXAS HIGHER
   EDUCATION AUTHORITY
   Student Loan RB Series 1992A
     3.40%, 02/01/02                                       32,500         32,500
   Student Loan RB Series 1992B
     3.45%, 02/01/02                                       30,200         30,200
     2.75%, 07/01/02                                       14,000         14,000
   Student Loan RB Series 1993A
     3.25%, 05/01/02                                       48,150         48,150
   Student Loan RB Series 1993B1
     3.45%, 02/01/02                                       18,000         18,000

See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

   Student Loan RB Series 1995
     3.25%, 05/01/02                                       40,000         40,000
   Student Loan RB Series 1995A
     3.25%, 05/01/02                                       11,700         11,700
   Student Loan RB Series 1995B
     2.75%, 07/01/02                                       10,000         10,000

 + GREATER EAST TEXAS STUDENT
   LOAN CORP.
   Student Loan RB Series 1996A
     3.43%, 03/01/02                                       56,000         56,000

+/ GUADALUPE BLANCO RIVER
   AUTHORITY, TEXAS
   Pollution Control Revenue
     Refunding Bond (Central
     Power & Light Co. Project)
     1.90%, 01/07/02                                        2,000          2,000

+/ GULF COAST, TEXAS IDA
   RB (Gruma Corp. Project)
     1.70%, 01/07/02                                        6,440          6,440

+/ GULF COAST, TEXAS WASTE
   DISPOSAL AUTHORITY
   Environmental Facilities RB
     (ExxonMobil Project) Series
     2001A 1.95%, 01/07/02                                  2,500          2,500
   Pollution Control Revenue
     Refunding Bond (Amoco Oil
     Co. Project) 1.85%, 01/07/02                           3,100          3,100

+/ HARRIS COUNTY, TEXAS HEALTH
   FACILITY DEVELOPMENT CORP.
   TOB 1.71%, 01/07/02                                     14,850         14,850

+/ HARRIS COUNTY, TEXAS HOUSING
   FINANCE CORP.
   M/F Housing RB (Dominion
     Square Apartments Project)
     1.76%, 01/07/02                                        3,275          3,275

+/ HARRIS COUNTY, TEXAS HOUSTON
   SPORTS AUTHORITY
   Special Jr. Lien RB (Rodeo
     Project) Series 2001C 1.60%,
     01/07/02                                              12,000         12,000

 + HARRIS COUNTY, TEXAS TOLL ROAD
   Prerefunded RB Series 1992A
     1.68%, 08/15/02                                        3,005          3,153

 + HOUSTON, TEXAS
   Water & Sewer TECP Series A
     2.10%, 01/11/02                                       40,000         40,000
     1.70%, 02/20/02                                        9,000          9,000
     1.35%, 03/06/02                                        5,000          5,000

+/ HOUSTON, TEXAS PUBLIC IMPROVEMENT
   Revenue Refunding Bond TOB
     Series 1998A 1.71%, 01/07/02                          21,655         21,655

+/ KATY, TEXAS INDEPENDENT
   SCHOOL DISTRICT
   Unlimited Tax School Building
     TOB Series 2000A 1.71%,
     01/07/02                                              10,145         10,145

+/ LAVACA-NAVIDAD RIVER
   AUTHORITY, TEXAS WATER SUPPLY
   SYSTEM CONTRACT
   RB (Formosa Plastics Corp.
     Project) 1.70%, 01/07/02                              13,600         13,600

   LOWER COLORADO RIVER
   AUTHORITY, TEXAS
+/ Revenue Refunding Bond TOB
     Series 1999A 1.71%, 01/07/02                          10,770         10,770
   TECP Series A
     2.75%, 01/01/02                                        3,000          3,060
     2.05%, 02/07/02                                       17,100         17,100
     2.15%, 02/07/02                                       16,500         16,500

+/ LOWER NECHES VALLEY AUTHORITY,
   TEXAS INDUSTRIAL DEVELOPMENT CORP.
   Revenue Refunding Bond
     (ExxonMobil Project) Series
     2001B 1.95%, 01/07/02                                  9,000          9,000

+/ LUBBOCK, TEXAS EDUCATIONAL
   FACILITIES AUTHORITY
   RB (Lubbock Christian University
     Project) 1.75%, 01/07/02                               6,500          6,500

+/ MANSFIELD, TEXAS INDUSTRIAL
   DEVELOPMENT CORP.
   RB (Southern Champion Tray
     Project) Series 1999 1.75%,
     01/07/02                                               2,800          2,800

+/ MATAGORDA COUNTY, TEXAS
   NAVIGATION DISTRICT NO. 1
   RB Merlots TOB Series 2001A44
     1.76%, 01/07/02                                       19,385         19,385

See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

+/ MONTGOMERY COUNTY, TEXAS
   INDUSTRIAL DEVELOPMENT CORP.
   IDRB (Houston Area Research
     Center Project) 1.80%,
     01/07/02                                               6,600          6,600

+/ NORTH TEXAS HIGHER EDUCATION
   AUTHORITY
   Income Tax Student Loan RB
     Series 1996C 1.65%, 01/07/02                           5,600          5,600
   Income Tax Student Loan RB
     Series 2000A 1.65%, 01/07/02                          43,000         43,000
   Income Tax Student Loan RB
     Series 2001A 1.65%, 01/07/02                          13,405         13,405
   Income Tax Student Loan
     Revenue Refunding Bond
     (Texas Student Loan Project)
     1.65%, 01/07/02                                        9,000          9,000
   Income Tax Student Loan
     Revenue Refunding Bond
     1.65%, 01/07/02                                       40,700         40,700
   Income Tax Student Loan
     Revenue Refunding Bond
     Series 1987A 1.70%, 01/07/02                          87,750         87,750
   Income Tax Student Loan
     Revenue Refunding Bond
     Series 1996A 1.65%, 01/07/02                           8,600          8,600
   Income Tax Student Loan
     Revenue Refunding Bond
     Series 1996B 1.65%, 01/07/02                           4,000          4,000
   Income Tax Student Loan
     Revenue Refunding Bond
     Series 1996D 1.65%, 01/07/02                           4,000          4,000

+/ PANHANDLE PLAINS, TEXAS HIGHER
   EDUCATION AUTHORITY
   Student Loan RB Series 1991A
     1.65%, 01/07/02                                       23,700         23,700
   Student Loan RB Series 1992A
     1.65%, 01/07/02                                       15,500         15,500
   Student Loan RB Series 1992A1
     1.65%, 01/07/02                                        2,400          2,400
   Student Loan RB Series 1993A
     1.65%, 01/07/02                                       43,700         43,700
   Student Loan RB Series 1995A
     1.65%, 01/07/02                                       20,600         20,600
   Student Loan RB Series 1997X
     1.65%, 01/07/02                                       19,300         19,300

+/ ROBERTSON COUNTY, TEXAS
   INDUSTRIAL DEVELOPMENT CORP.
   IDRB (Sanderson Farms Project)
     Series 1995 1.80%, 01/07/02                            3,700          3,700

+/ SAN ANTONIO, TEXAS IDA
   IDRB (Gruma Corp. Project)
     1.70%, 01/07/02                                        4,095          4,095

+/ SOUTH TEXAS HIGHER EDUCATION
   AUTHORITY
   Student Loan RB 1.65%,
     01/07/02                                             108,700        108,700
   Student Loan RB Series 1997Z
     1.65%, 01/07/02                                       12,000         12,000

+/ SOUTHEAST TEXAS HOUSING
   FINANCE CORP.
   TOBP (PT-165) 1.76%, 01/07/02                           11,400         11,400
   TOBP (PT-193) 1.76%, 01/07/02                           11,595         11,595

+/ TEXAS CAPITAL HEALTH FACILITIES
   DEVELOPMENT CORP.
   RB (Island On Lake Travis Ltd.
     Project) 1.65%, 01/07/02                               8,500          8,500

+/ TEXAS DEPARTMENT OF HOUSING
   & COMMUNITY AFFAIRS
   Residential Meeting RB TOB
     Series 1999C 1.76%, 01/07/02                          14,995         14,995

+/ TEXAS MUNICIPAL GAS CORP.
   Gas Reserve Senior Lien RB
     1.60%, 01/07/02                                       36,160         36,160

   TEXAS STATE
+/ Revenue Refunding Bond
     (Veterans Housing Assistance
     Fund) Series 1995 1.55%,
     01/07/02                                               3,385          3,385
   TRAN Series 2001A-L32
     1.92%, 08/29/02                                        1,000          1,012
     2.50%, 08/29/02                                      180,000        181,443

 + TEXAS STATE COLLEGE STUDENT LOAN
   GO 2.58%, 08/01/02                                       5,720          5,812

+/ TEXAS STATE DEPARTMENT OF
   HOUSING & COMMUNITY AFFAIRS
   M/F Housing RB (Creek Point
     Apartments Project) 1.70%,
     01/07/02                                               7,200          7,200

See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

+/ TEXAS STATE PUBLIC FINANCE
   AUTHORITY
   GO Refunding TOBP Series 290
     1.69%, 01/07/02                                        8,660          8,660

+/ TRINITY RIVER AUTHORITY, TEXAS
   Pollution Control RB (Lafarge
     Corp. Project) 1.70%, 01/07/02                         5,100          5,100
   Solid Waste Disposal RB
     (Community Waste Project)
     1.95%, 01/07/02                                        7,235          7,235
                                                                      ----------
                                                                       1,446,945

   UTAH 3.4%

+/ INTERMOUNTAIN POWER AGENCY, UTAH
   Power Supply TOB Series
     1997B 1.69%, 01/07/02                                 10,995         10,995
   Power Supply TOB Series 409
     1.69%, 01/07/02                                       15,330         15,330

+/ SALT LAKE CITY, UTAH
   RB (Rowland Hall St. Marks
     Project) 1.60%, 01/07/02                               9,515          9,515

+/ SALT LAKE CITY, UTAH AIRPORT
   RB 1.70%, 01/07/02                                      10,000         10,000

+/ SALT LAKE CITY, UTAH HOSPITAL
   RB TOB (IHC Health Services)
     1.71%, 01/07/02                                       26,730         26,730

+/ SALT LAKE CITY, UTAH SPECIAL
   FACILITIES
   Revenue Refunding Bond (Delta
     Airlines, Inc. Project) 1.75%,
     01/07/02                                              23,510         23,510

+/ UTAH COUNTY, UTAH
   Environmental Improvement
     Revenue Refunding Bond
     (USX Corp. Project) 1.55%,
     01/07/02                                              15,375         15,375

+/ UTAH STATE
   TOBP (PT-429) 1.69%, 01/07/02                           31,085         31,085

+/ UTAH STATE BOARD OF REGENTS
   Student Loan RB Series 1993A
     1.60%, 01/07/02                                       35,000         35,000
   Student Loan RB Series 1995L
     1.65%, 01/07/02                                       67,500         67,500
   Student Loan RB Series 1996Q
     1.65%, 01/07/02                                       35,000         35,000
   Student Loan RB Series 1997R
     1.65%, 01/07/02                                       46,355         46,355

+/ UTAH STATE BUILDING OWNERSHIP
   AUTHORITY
   Lease Revenue Refunding
     Bond TOB Series 1998C
     1.71%, 01/07/02                                        9,695          9,695

+/ UTAH STATE FACILITIES SYSTEM
   Revenue Refunding Bond TOB
     Series 1998A 1.71%, 01/07/02                          30,060         30,060

+/ WOODS CROSS CITY, UTAH
   M/F Housing RB (Springwood
     Apartments Project) Series
     2001-A 1.60%, 01/07/02                                 3,605          3,605
                                                                      ----------
                                                                         369,755

   VERMONT 0.2%

+/ VERMONT ECONOMIC
   DEVELOPMENT AUTHORITY
   IDRB (AGRI Mark, Inc. Project)
     Series 1999A 1.90%, 01/07/02                          17,000         17,000
   IDRB (AGRI Mark, Inc. Project)
     Series 1999B 1.90%, 01/07/02                           1,000          1,000

+/ VERMONT STATE EDUCATION &
   HEALTH BUILDINGS FINANCE AGENCY
   RB (Hospital Fletcher Allen
     Medical Center) Series 2000B
     1.60%, 01/07/02                                        5,000          5,000
                                                                      ----------
                                                                          23,000

   VIRGINIA 0.7%

+/ ALEXANDRIA, VIRGINIA IDA
   Resource Recovery RB
     (Alexandria Arlington Waste-
     to-Energy Facility Project)
     Series 1986A 2.05%, 01/07/02                           3,000          3,000

+/ CHESTERFIELD COUNTY, VIRGINIA IDA
   Solid Waste Disposal Facility
     RB (Tidewater Fibre Corp.
     Project) 1.70%, 01/07/02                               7,500          7,500

+/ FAIRFAX COUNTY, VIRGINIA
   ECONOMIC DEVELOPMENT AUTHORITY
   Resource Recovery RB TOB
     Series 2000-A35 1.76%,
     01/07/02                                               4,975          4,975

See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

+/ HENRICO COUNTY, VIRGINIA
   ECONOMIC DEVELOPMENT AUTHORITY
   IDRB (Infineon Technologies
     Project) 1.70%, 01/07/02                               7,000          7,000

+/ KING GEORGE COUNTY, VIRGINIA IDA
   Solid Waste Disposal Facility RB
     (Garnet of Virginia Project)
     Series 1996 1.70%, 01/07/02                            3,700          3,700

+/ LOUDOUN COUNTY, VIRGINIA
   IDRB (Electronic Instrumentation
     Project) 1.75%, 01/07/02                               2,260          2,260

 + MECKLENBURG COUNTY, VIRGINIA IDA
   Exempt Facility Revenue
     Refunding Bond (UAE, LP
     Project) 2.10%, 06/28/02                               6,500          6,500

+/ MONTGOMERY COUNTY, VIRGINIA IDA
   RB (Virginia Tech Foundation)
     Series 2001A 1.60%, 01/07/02                          10,000         10,000
   RB (Virginia Tech Foundation)
     Series 2001B 1.70%, 01/07/02                           1,840          1,840

+/ NORFOLK, VIRGINIA PACKAGE SYSTEM
   Revenue Refunding Bond TOB
     1.71%, 01/07/02                                        9,450          9,450
+/ PORTSMOUTH, VIRGINIA
   REDEVELOPMENT & HOUSING
   AUTHORITY
   M/F Housing RB (Churchland
     North Apartments Project)
     1.75%, 01/07/02                                        7,000          7,000

+/ STAUNTON, VIRGINIA
   IDRB (Diebold, Inc. - Staunton
     Project) Series 1997 1.70%,
     01/07/02                                               2,835          2,835

+/ VIRGINIA BEACH, VIRGINIA
   DEVELOPMENT AUTHORITY
   M/F Housing RB (Silver Hill at
     Thalia, LLC Project) Series
     1999 1.75%, 01/07/02                                   4,400          4,400

   VIRGINIA STATE HDA
   Commonwealth Mortgage RB
     Series 2001I-1 1.90%,
     07/01/02                                               6,825          6,825
+/ Commonwealth Mortgage RB
     TOB Series 2000CC 1.76%,
     01/07/02                                                 285            285
+/ Commonwealth Mortgage RB
     TOBP (PA-818) Series 2001R
     1.69%, 01/07/02                                        4,650          4,650
                                                                      ----------
                                                                          82,220

   WASHINGTON 4.6%

+/ ALGONA, WASHINGTON ECONOMIC
   DEVELOPMENT CORP.
   IDRB (Aitchison Family
     Partnership Project) 1.70%,
     01/07/02                                               2,530          2,530

   CLARK COUNTY, WASHINGTON
   PUBLIC UTILITY DISTRICT NO. 001
   Electric Revenue BAN 3.23%,
     03/26/02                                              15,000         15,026

+/ DOUGLAS COUNTY, WASHINGTON
   ECONOMIC DEVELOPMENT CORP.
   RB (Executive Flight Program)
     1.70%, 01/07/02                                        6,500          6,500

+/ EVERETT, WASHINGTON IDA
   RB (Partners Trust/Synsor
     Project) Series 1996 1.70%,
     01/07/02                                               4,100          4,100

   KING COUNTY, WASHINGTON
   BAN 2.16%, 10/01/02                                     40,000         40,318
+/ Sewer Jr. Lien RB Series 2001A
     1.50%, 01/07/02                                       35,000         35,000
+/ TOB Series 215 1.69%,
     01/07/02                                              14,995         14,995

+/ OLYMPIA, WASHINGTON
   ECONOMIC DEVELOPMENT AUTHORITY
   Solid Waste Disposal RB (Lemay
     Enterprises Project) 1.95%,
     01/07/02                                               8,160          8,160

+/ PIERCE COUNTY, WASHINGTON
   ECONOMIC DEVELOPMENT CORP.
   RB (Flex-A-Lite Consolidated
     Project) 1.70%, 01/07/02                               2,700          2,700
   RB (K & M Holdings II Project)
     Series 1997 1.60%, 01/07/02                            1,500          1,500
   RB (McFarland Cascade
     Project) 1.90%, 01/07/02                               2,000          2,000

See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

   RB (Solid Waste Lemay
     Enterprises Project) 1.95%,
     01/07/02                                               3,500          3,500

+/ PIERCE COUNTY, WASHINGTON
   SCHOOL DISTRICT NO. 10
   GO TOB 1.71%, 01/07/02                                  43,655         43,655

+/ PORT BELLINGHAM, WASHINGTON
   INDUSTRIAL DEVELOPMENT CORP.
   Environmental Facilities RB
     (Atlanta Richfield Project)
     2.00%, 01/01/02                                        5,000          5,000

+/ PORT BENTON, WASHINGTON
   ECONOMIC DEVELOPMENT CORP.
   Solid Waste RB (ATG, Inc.
     Project) 1.95%, 01/07/02                              26,500         26,500

+/ PORT CENTRALIA, WASHINGTON IDB
   Solid Waste Disposal RB (Lemay
     Enterprises Project) 1.95%,
     01/07/02                                               2,200          2,200

+/ PORT MOSES LAKE, WASHINGTON
   PUBLIC CORP.
   RB (Moses Lake Industrial
     Project) Series 1995 1.70%,
     01/07/02                                               3,000          3,000
   RB (National Frozen Foods
     Corp.) 1.60%, 01/07/02                                 5,400          5,400

+/ PORT OF SEATTLE, WASHINGTON
   Special Facilities RB TOB
     Series 1999J 1.76%, 01/07/02                          49,795         49,795
   TOBP (PA-759R) 1.76%,
     01/07/02                                               5,100          5,100

+/ SEATTLE, WASHINGTON HDA
   RB (Capitol Hill Housing
     Improvement & HRG Project)
     1.70%, 01/07/02                                        3,635          3,635
   RB (Casa Pacifica Apartments
     Project) Series 1997 1.70%,
     01/07/02                                               3,100          3,100

+/ SPOKANE COUNTY, WASHINGTON
   INDUSTRIAL DEVELOPMENT CORP.
   RB (Metal Sales Manufacturing
     Corp. Project) 1.93%, 01/07/02                         1,575          1,575

 + TACOMA, WASHINGTON ELECTRIC SYSTEM
   Sub Lien TECP 1.90%, 01/18/02                            3,400          3,400

+/ TACOMA, WASHINGTON HOUSING
   AUTHORITY
   RB (Crown Assisted Living
     Project) 1.85%, 01/07/02                               3,400          3,400

+/ WASHINGTON HEALTH CARE
   FACILITIES AUTHORITY
   RB (Yakima Valley Farm Workers
     Clinic) Series 1997 1.60%,
     01/07/02                                               3,500          3,500

   WASHINGTON STATE
+/ GO TOB 1.71%, 01/07/02                                  13,380         13,380
   Refunding GO Series 2001A
     2.61%, 09/01/02                                       28,045         28,390
+/ Various Purpose GO TOB
     Series 1998C 1.71%, 01/07/02                          12,150         12,150

+/ WASHINGTON STATE ECONOMIC
   DEVELOPMENT FINANCE AUTHORITY
   ACES RB (Tank Project) Series
     1998B 1.90%, 01/07/02                                  1,330          1,330
   IDRB (Tonkin Building) Series
     1997A 1.90%, 01/07/02                                  1,000          1,000
   RB (Hunter Douglas Project)
     Series 1997A 1.75%, 01/07/02                           3,500          3,500
   RB (Skills, Inc. Project) 1.85%,
     01/07/02                                               3,180          3,180
   Solid Waste Disposal RB (Waste
     Management Project) Series
     2000H 1.95%, 01/07/02                                  6,825          6,825
   Solid Waste Disposal RB (Waste
     Management Project) Series
     2000I 1.70%, 01/07/02                                  3,415          3,415
   Solid Waste Disposal RB (Waste
     Management Project) Series
     2000L 1.95%, 01/07/02                                  7,235          7,235
   Solid Waste Disposal RB (Waste
     Management Project) Series
     2001C 1.95%, 01/07/02                                  5,500          5,500
   RB (Hamilton Materials Project)
     1.70%, 01/07/02                                        4,200          4,200

+/ WASHINGTON STATE ENERGY
   Northwest Eagle TOB 1.71%,
     01/07/02                                              29,700         29,700

+/ WASHINGTON STATE HFA
   M/F Housing Mortgage RB
     (Brittany Park Phase 3 Project)
     1.90%, 01/07/02                                        3,480          3,480

See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

   M/F Housing Mortgage RB
     (Canyon Lake II) Series 1993A
     1.70%, 01/07/02                                        4,505          4,505
   M/F Housing Mortgage RB
     (Lake Washington Apartments
     Project) Series 1996 1.70%,
     01/07/02                                               8,550          8,550
   M/F Housing Mortgage RB
     (Meridian Court Apartments)
     Series 1996 1.70%, 01/07/02                            6,700          6,700
   M/F Housing Mortgage RB
     (Merrill Gardens Project)
     Series 1997A 1.70%, 01/07/02                           3,725          3,725
   M/F Housing Mortgage RB
     (Rosecreek Apartments
     Project) 1.75%, 01/07/02                               3,570          3,570
   M/F Housing Mortgage RB
     (Woodrose Apartment Project)
     Series 1999A 1.70%, 01/07/02                           6,750          6,750

   WASHINGTON STATE HOUSING
   FINANCE COMMISSION
+/ M/F Housing RB (Carlyle Care
     Center Project Series) 2000A
     2.10%, 01/07/02                                        3,055          3,055
+/ M/F Housing RB (Lakewood
     Meadows Apartments Project)
     Series 2000A 1.85%, 01/07/02                           3,140          3,140
+/ M/F Housing RB (Mill Pointe
     Apartments Project) Series
     1999A 2.00%, 01/07/02                                    700            700
+/ Non-Profit Housing RB (Emerald
     Heights Project) Series 1990
     1.90%, 01/07/02                                        7,500          7,500
   S/F Housing RB Series
     2001-1A-S 3.37%, 02/01/02                              6,250          6,250

   WASHINGTON STATE PUBLIC POWER
   SUPPLY SYSTEM
   Revenue Refunding Bond
     (Nuclear Project No. 1) Series
     1992A 2.68%, 07/01/02                                  5,300          5,503

+/ YAKAMA INDIAN NATION,
   WASHINGTON CONFEDERATED
   TRIBES & BANDS
   RB (Yakama Forests Products
     Project) 1.70%, 01/07/02                               4,900          4,900

+/ YAKIMA COUNTY, WASHINGTON
   PUBLIC CORP.
   IDRB (Cowiche Growers Project)
     1.70%, 01/07/02                                        3,400          3,400
   RB (Hi-Country Foods Project)
     1.70%, 01/07/02                                        6,700          6,700
   RB (Michaelson Packaging
     Project) 1.85%, 01/07/02                               2,600          2,600
   RB (Printing Press Project)
     1.70%, 01/07/02                                        1,600          1,600
                                                                      ----------
                                                                         498,022

   WEST VIRGINIA 0.7%

+/ FAYETTE COUNTY, WEST VIRGINIA
   SOLID WASTE DISPOSAL FACILITIES
   RB (Georgia-Pacific Corp.
     Project) Series 1995 1.75%,
     01/07/02                                              11,100         11,100

+/ MARION COUNTY, WEST VIRGINIA
   SOLID WASTE DISPOSAL FACILITIES
   RB (Grant Town Project) Series
     1990B 1.65%, 01/07/02                                 23,025         23,025
   RB (Grant Town Project) Series
     1990C 1.65%, 01/07/02                                 19,900         19,900
   RB (Grant Town Project) Series
     1990D 1.65%, 01/07/02                                  3,800          3,800

+/ WEST VIRGINIA SCHOOL BUILDING
   AUTHORITY
   RB TOBP (PA-914) 1.69%,
     01/07/02                                              17,555         17,555

+/ WEST VIRGINIA STATE HOSPITAL
   FINANCE AUTHORITY
   RB (St. Joseph's Hospital
     Project) Series 1987 1.68%,
     01/07/02                                               1,600          1,600
                                                                      ----------
                                                                          76,980

   WISCONSIN 1.0%

+/ CARLTON, WISCONSIN
   Pollution Control RB (Wisconsin
     Power & Light Co. Project)
     1.85%, 01/07/02                                        5,800          5,800

+/ CHILTON, WISCONSIN
   IDRB (Kaytee Products, Inc.
     Project) Series 1995 1.95%,
     01/07/02                                                 715            715

See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

+/ COLBURN, WISCONSIN
   IDRB (Heartland Farms Project)
     Series 1994 1.85%, 01/07/02                            6,400          6,400

+/ GRAFTON, WISCONSIN
   IDRB (Milwaukee Sign Co.
     Project) 1.85%, 01/07/02                                 690            690

+/ KENOSHA, WISCONSIN
   IDRB (Asyst Tech, LLC Project)
     1.70%, 01/07/02                                        5,000          5,000

+/ LAC DU FLAMBEAU, BAND OF
   LAKE SUPERIOR, WISCONSIN
   CHIPPEWA INDIANS
   Special Obligation Bond
     (Simpson Electric Co. Project)
     Series 1985 1.80%, 01/07/02                            3,400          3,400

+/ RAPIDS CITY, WISCONSIN
   IDRB (Theile Kaolin of
     Wisconsin, Inc. Project)
     Series 1998 1.75%, 01/07/02                            2,250          2,250

+/ RHINELANDER, WISCONSIN
   IDRB (Lake Shore, Inc. Project)
     1.85%, 01/07/02                                        3,820          3,820

+/ SOUTHEAST WISCONSIN
   PROFESSIONAL BASEBALL PARK
   DISTRICT
   Sales Tax RB TOB Series 2000Y
     1.71%, 01/07/02                                        5,000          5,000

+/ WISCONSIN HOUSING &
   ECONOMIC DEVELOPMENT
   AUTHORITY
   Home Ownership RB TOB
     Series 1999R 1.73%, 01/07/02                          18,690         18,690
   Home Ownership RB TOB
     Series 1999S 1.78%, 01/07/02                          13,240         13,240
   Home Ownership TOBP
     (PT-194) 1.76%, 01/07/02                              12,860         12,860
   RB (Ultratec, Inc. Project)
     Series 7 1.85%, 01/07/02                               2,820          2,820

+/ WISCONSIN STATE HEALTH &
   EDUCATIONAL FACILITIES AUTHORITY
   RB (Gundersen Lutheran)
     Series 2000A 2.00%, 01/01/02                           2,865          2,865
   RB (Lutheran College) 1.85%,
     01/07/02                                               7,000          7,000
   RB (Prohealth, Inc. Project)
     Series 2001B 2.00%, 01/01/02                           1,600          1,600
   RB (Sinai Samaritan) Series
     1994A 1.75%, 01/07/02                                 15,138         15,138
                                                                      ----------
                                                                         107,288

   WYOMING 0.6%

+/ LINCOLN COUNTY, WYOMING
   Pollution Control RB
     (ExxonMobil Corp. Project)
     Series 1987A 2.00%, 01/07/02                           8,100          8,100
   Pollution Control RB
     (ExxonMobil Corp. Project)
     Series 1987B 2.00%, 01/01/02                           3,700          3,700
   Pollution Control RB
     (ExxonMobil Corp. Project)
     Series 1987C 2.00%, 01/07/02                          14,700         14,700
   Pollution Control RB
     (ExxonMobil Corp. Project)
     Series B 1.80%, 01/01/02                               1,300          1,300

+/ UNITA COUNTY, WYOMING
   Pollution Control RB (Chevron
     USA, Inc. Project) 1.85%,
     01/01/02                                              19,030         19,030

+/ WYOMING COMMUNITY
   DEVELOPMENT AUTHORITY
   Housing RB TOB 1.60%,
     01/07/02                                              13,290         13,290
   Housing RB TOBP (PT-533)
     1.76%, 01/07/02                                        6,675          6,675
                                                                      ----------
                                                                          66,795

--------------------------------------------------------------------------------
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.

See the Financial Notes, which are integral to this information.

Statement of
ASSETS AND LIABILITIES
As of December 31, 2001. All numbers x 1,000 except NAV.


ASSETS
--------------------------------------------------------------------------------
Investments, at market value                                         $10,866,142 a
Cash                                                                       1,296
Receivables:
    Fund shares sold                                                      35,965
    Interest                                                              45,628
    Investments sold                                                     164,785
Prepaid expenses                                                 +           511
                                                                 ---------------
TOTAL ASSETS                                                          11,114,327

LIABILITIES
--------------------------------------------------------------------------------
Payables:
    Fund shares redeemed                                                  21,196
    Dividends to shareholders                                                921
    Investments bought                                                    48,623
    Investment adviser and administrator fees                                188
    Transfer agent and shareholder service fees                              326
Accrued expenses                                                 +           300
                                                                 ---------------
TOTAL LIABILITIES                                                         71,554

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          11,114,327
TOTAL LIABILITIES                                                -        71,554
                                                                 ---------------
NET ASSETS                                                           $11,042,773

NET ASSETS BY SOURCE
Capital received from investors                                       11,045,714
Net realized capital losses                                               (2,941)


NET ASSETS BY SHARE CLASS
                                                  SHARES
SHARE CLASS                 NET ASSETS   /   OUTSTANDING   =     NAV
Sweep Shares                $7,265,169         7,268,251       $1.00
Value Advantage Shares      $3,777,604         3,777,730       $1.00


FEDERAL TAX DATA
--------------------------------------------------------------------------------
COST BASIS OF PORTFOLIO      $10,866,143

UNUSED CAPITAL LOSSES:
Expires 12/31 of:           Loss amount:
2002                             $  268
2003                                 36
2004                                465
2005                                523
2007                                775
2008                        +       873
                            -----------
                                 $2,940

a Includes illiquid restricted securities worth $80,945, or 0.74% of the fund's investments. The amortized cost for the fund's securities was $10,866,142. During the reporting period, the fund had $3,495,580 in transactions with other SchwabFunds.(R)


See the Financial Notes, which are integral to this information.

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS


Statement of
OPERATIONS
For January 1, 2001 through December 31, 2001. All numbers x 1,000.


INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                $292,596

NET REALIZED GAINS
--------------------------------------------------------------------------------
Net realized gains on investments sold                                     1,167

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 36,209 a
Transfer agent and shareholder service fees:
    Sweep Shares                                                          30,772 b
    Value Advantage Shares                                                 7,968 b
Trustees' fees                                                                49 c
Custodian and portfolio accounting fees                                      747
Professional fees                                                             61
Registration fees                                                          1,135
Shareholder reports                                                          457
Other expenses                                                      +         63
                                                                    ------------
Total expenses                                                            77,461
Expense reduction                                                   -     16,808 d
                                                                    ------------
NET EXPENSES                                                              60,653

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  292,596
NET EXPENSES                                                        -     60,653
                                                                    ------------
NET INVESTMENT INCOME                                                    231,943
NET REALIZED GAINS                                                  +      1,167
                                                                    ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $233,110


a   Calculated on a graduated basis as a percentage of average daily net assets:
    0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. Prior to June 1, 2001, these percentages were 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion and 0.30% over $20 billion.

b   Calculated as a percentage of average daily net assets as follows:

    TRANSFER AGENT SERVICES:

                                 % OF AVERAGE
    SHARE CLASS              DAILY NET ASSETS
---------------------------------------------
    Sweep Shares                   0.25
    Value Advantage Shares         0.05

    SHAREHOLDER SERVICES:

                                 % OF AVERAGE
    SHARE CLASS              DAILY NET ASSETS
---------------------------------------------
    Sweep Shares                  0.20
    Value Advantage Shares        0.17

    Prior to June 1, 2001, the shareholder services fee for Value Advantage Shares was 0.20%.


c   For the fund's independent trustees only.


d Includes $15,884 from the investment adviser (CSIM) and $924 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least April 30, 2002, as follows:

                                 % OF AVERAGE
    SHARE CLASS              DAILY NET ASSETS
---------------------------------------------
    Sweep Shares                  0.66
    Value Advantage Shares        0.45

    This limit doesn't include interest, taxes and certain non-routine expenses.


See the Financial Notes, which are integral to this information.

Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.


OPERATIONS
----------------------------------------------------------------------------------------------
                                                     1/1/01-12/31/01           1/1/00-12/31/00
Net investment income                                   $    231,943              $    312,760
Net realized gains or losses                     +             1,167                      (845)
                                                 ---------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                       233,110                   311,915

DISTRIBUTIONS PAID
----------------------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Sweep Shares                                                 150,939                   217,620
Value Advantage Shares                           +            81,004                    95,140
                                                 ---------------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME                   231,943                   312,760

TRANSACTIONS IN FUND SHARES a
----------------------------------------------------------------------------------------------
SHARES SOLD
Sweep Shares                                              24,826,248                29,861,664
Value Advantage Shares                           +         5,849,858                 4,684,428
                                                 ---------------------------------------------
TOTAL SHARES SOLD                                         30,676,106                34,546,092

SHARES REINVESTED
Sweep Shares                                                 147,934                   212,617
Value Advantage Shares                           +            74,863                    88,189
                                                 ---------------------------------------------
TOTAL SHARES REINVESTED                                      222,797                   300,806

SHARES REDEEMED
Sweep Shares                                              24,489,922                29,383,923
Value Advantage Shares                           +         5,065,908                 4,124,460
                                                 ---------------------------------------------
TOTAL SHARES REDEEMED                                     29,555,830                33,508,383

NET INCREASE                                               1,343,073                 1,338,515 b

NET ASSETS
----------------------------------------------------------------------------------------------
Beginning of period                                        9,698,533                 8,360,863
Total increase                                   +         1,344,240                 1,337,670 c
                                                 ---------------------------------------------
END OF PERIOD                                           $ 11,042,773              $  9,698,533


a Because all transactions in this section took place at $1.00 a share, figures for share quantities are the same as for dollars.


b   Represents shares sold plus shares reinvested, minus shares redeemed.


c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


See the Financial Notes, which are integral to this information.

SCHWAB
California Municipal
Money Fund


[PHOTO OF KEVIN SHAUGHNESSY]
    "California's economic slowdown, especially in the technology sector, reduced sales and income tax revenue as capital gains and stock option income declined dramatically."

      Portfolio Manager
      Kevin Shaughnessy

KEVIN SHAUGHNESSY, a portfolio manager, is responsible for the day-to-day management of the fund. Prior to joining the firm in 2000, he worked for more than ten years in fixed income portfolio management.


TICKER SYMBOLS
SWEEP SHARES     SWCXX

VALUE ADVANTAGE
SHARES           SWKXX


--------------------------------------------------------------------------------
The fund seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax.
--------------------------------------------------------------------------------


THIS FUND MAY BE APPROPRIATE FOR CALIFORNIA TAXPAYERS, ESPECIALLY THOSE IN HIGHER TAX BRACKETS WHO ARE SEEKING DOUBLE TAX-EXEMPT INCOME.


MANAGER'S PERSPECTIVE

SHORT-TERM INTEREST RATES DECLINED SHARPLY AND STEADILY THROUGHOUT 2001, PACED BY THE FED'S RATE CUTS. The Fed's 11 interest rate cuts, which began in January and continued into December, left the Federal Funds Rate at 1.75%, its lowest level in more than 40 years. These cuts had the direct effect of reducing yields for money fund investors, taxable and tax-exempt alike.

FALLING INTEREST RATES HELPED SPUR THE ISSUANCE OF SHORT-TERM MUNI SECURITIES. The increased supply kept muni prices low (and yields high) relative to their taxable counterparts. This type of situation normally attracts non-traditional buyers of municipal securities, which in turn creates supply and demand imbalances that limit the upward movement of muni yields. Because of the Fed's rate cuts, we kept our average maturity longer than most of our peers, emphasizing fixed-rate securities. This strategy was effective, as fixed-rate securities outperformed variable rates during 2001.

CALIFORNIA OUTPACED THE NATION IN JOB GROWTH, BUT LAGGED IN PERSONAL INCOME GROWTH. The economic slowdown reduced tax revenues just as the state's energy crisis hit. These events wiped out the state's $2.8 billion surplus, threatening its liquidity for the rest of fiscal 2002 and contributing to an expected $12 billion deficit for fiscal 2003. Still, the state retains a solid investment grade credit rating, with ratings of A1 (negative outlook), A+ (negative outlook) and AA (rating watch negative) from Moody's, Standard & Poor's and Fitch, respectively.

PERFORMANCE AND FUND FACTS


SEVEN-DAY YIELDS 1  as of 12/31/01

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends during the period. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

                                                    VALUE
                                      SWEEP        ADVANTAGE
                                      SHARES        SHARES
------------------------------------------------------------
Seven-Day Yield                        1.02%           1.22%
------------------------------------------------------------
Seven-Day Effective Yield              1.03%           1.23%
------------------------------------------------------------
Seven-Day Taxable-Equivalent
Effective Yield 3                      1.86%           2.23%
------------------------------------------------------------


WEIGHTED AVERAGE MATURITY during the year

Money Funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


[LINE GRAPH]

31-Dec-00                  55
31-Jan-01                  44
28-Feb-01                  35
31-Mar-01                  33
30-Apr-01                  27
31-May-01                  20
30-Jun-01                  38
31-Jul-01                  50
31-Aug-01                  48
30-Sep-01                  62
31-Oct-01                  54
30-Nov-01                  51
31-Dec-01                  44


PORTFOLIO COMPOSITION 2  as of 12/31/01

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.


BY STATE
--------------------------------------------------------------------------------


[PIE CHART]

1.   93.4%   California
2.    6.6%   Puerto Rico


BY CREDIT QUALITY
--------------------------------------------------------------------------------


[PIE CHART]

1.  100.0%   Tier 1


1 A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.


2 Composition of the fund's portfolio is as of 12/31/01 and is not indicative of holdings after that date.

3 Taxable-equivalent yield assumes a 2001 maximum combined federal regular income and California state personal income tax rate of 44.76%.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- FINANCIALS


FINANCIAL TABLES
These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. These figures have been audited by PricewaterhouseCoopers LLP.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.


FINANCIAL HIGHLIGHTS


                                              1/1/01--     1/1/00--     1/1/99--     1/1/98--     1/1/97--
SWEEP SHARES                                  12/31/01     12/31/00     12/31/99     12/31/98     12/31/97
----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            1.00         1.00         1.00         1.00         1.00
                                              ------------------------------------------------------------
Income from investment operations:

    Net investment income                         0.02         0.03         0.02         0.03         0.03
                                              ------------------------------------------------------------
Less distributions:

    Dividends from net investment income         (0.02)       (0.03)       (0.02)       (0.03)       (0.03)
                                              ------------------------------------------------------------
Net asset value at end of period                  1.00         1.00         1.00         1.00         1.00
                                              ============================================================
Total return (%)                                  1.99         3.02         2.42         2.64         2.95

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                              0.65         0.65 1       0.65         0.65         0.65 1

Expense reductions reflected in above ratio       0.17         0.18         0.20         0.24         0.26

Ratio of net investment income to
  average net assets                              1.98         2.98         2.41         2.60         2.91

Net assets, end of period ($ x 1,000,000)        3,897        3,923        3,457        2,611        2,155


1 Would have been 0.66% if certain non-routine expenses (proxy fees) had been included.


See the Financial Notes, which are integral to this information.


                                                 1/1/01--     1/1/00--     1/1/99--     1/1/98--     1/1/97--
VALUE ADVANTAGE SHARES                           12/31/01     12/31/00     12/31/99     12/31/98     12/31/97
-------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period               1.00         1.00         1.00         1.00         1.00
                                                 ------------------------------------------------------------
Income from investment operations:

    Net investment income                            0.02         0.03         0.03         0.03         0.03
                                                 ------------------------------------------------------------
Less distributions:

    Dividends from net investment income            (0.02)       (0.03)       (0.03)       (0.03)       (0.03)
                                                 ------------------------------------------------------------
Net asset value at end of period                     1.00         1.00         1.00         1.00         1.00
                                                 ============================================================
Total return (%)                                     2.19         3.22         2.62         2.84         3.15

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                 0.45         0.45 1       0.45         0.45         0.45 1

Expense reductions reflected in above ratio          0.16         0.17         0.20         0.25         0.27

Ratio of net investment income to
  average net assets                                 2.11         3.20         2.60         2.79         3.12

Net assets, end of period ($ x 1,000,000)           2,563        2,170        1,604        1,359          937


1 Would have been 0.46% if certain non-routine expenses (proxy fees) had been included.


See the Financial Notes, which are integral to this information.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS
As of December 31, 2001.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

+   Credit-enhanced security

o   Illiquid restricted security

/   Variable-rate security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary (in "How to Read This Report").


ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

100.0%   MUNICIPAL SECURITIES
         Market Value: $6,518,416
         Cost: $6,518,416

100.0%   TOTAL INVESTMENTS
         Market Value: $6,518,416
         Cost: $6,518,416


    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE    MKT. VALUE
    RATE, MATURITY                                      ($ x 1,000)   ($ x 1,000)

    MUNICIPAL SECURITIES 100.0% of investments

    CALIFORNIA  93.4%

+/  ABAG FINANCING AUTHORITY FOR NON-PROFIT
    CORPORATIONS, CALIFORNIA
    COP (Bentley School) 1.35%,
      01/07/02                                               5,230         5,230
    COP (Harker School Project)
      1.55%, 01/07/02                                        5,100         5,100
    COP (Lucile Salter Packard
      Project) 1.45%, 01/07/02                               4,700         4,700
    M/F Housing RB (Architect
      Building Project) 1.60%,
      01/07/02                                               3,200         3,200
    M/F Housing RB (Miramar
      Apartments) 1.55%, 01/07/02                           30,000        30,000
    M/F Housing RB (Mountain
      View Apartments) Series
      1997A 1.60%, 01/07/02                                  3,215         3,215
    RB (Public Policy Institute
      Project) Series 2001A 1.50%,
      01/07/02                                               8,000         8,000

+/  ALAMEDA COUNTY, CALIFORNIA
    IDRB (Aitchison Family Project)
      Series 1993A 1.50%, 01/07/02                           2,680         2,680
    IDRB (JMS Family Partners)
      Series A 1.50%, 01/07/02                               1,000         1,000
    IDRB (Scientific Technology
      Project) Series 1994A 1.55%,
      01/07/02                                               2,500         2,500

+/  ALAMEDA COUNTY, CALIFORNIA IDA
    RB (Malmberg Engineering, Inc.
      Project) 1.50%, 01/07/02                               2,625         2,625

+/  ANAHEIM, CALIFORNIA
    COP (Anaheim Memorial
      Hospital Association Project)
      1.35%, 01/07/02                                       20,815        20,815
    COP (Police Facility Financing
      Project) 1.35%, 01/07/02                               2,500         2,500

+/  ANAHEIM, CALIFORNIA HOUSING
    AUTHORITY
    M/F Housing RB (Casa Grande
      Apartments) Series 1997A
      1.45%, 01/07/02                                        3,695         3,695
    M/F Housing RB (Park Vista
      Apartments) 1.45%, 01/07/02                           21,000        21,000

See the Financial Notes, which are integral to this information.

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE    MKT. VALUE
    RATE, MATURITY                                      ($ x 1,000)   ($ x 1,000)

    M/F Housing RB (Port Trinidad
      Apartments) Series 1997C
      1.45%, 01/07/02                                        2,140         2,140
    M/F Housing RB (Sage Park
      Project) Series A 1.40%,
      01/07/02                                               3,500         3,500

+/  ANAHEIM, CALIFORNIA UNION HIGH
    SCHOOL DISTRICT
    COP 1.50%, 01/07/02                                      5,500         5,500

+/  BAY AREA, CALIFORNIA TOLL
    AUTHORITY
    Toll Bridge RB (San Francisco
      Bay Area Project) Series
      2001A 1.60%, 01/07/02                                 27,300        27,300
    Toll Bridge RB (San Francisco
      Bay Area Project) Series
      2001B 1.35%, 01/07/02                                 18,000        18,000
    Toll Bridge RB (San Francisco
      Bay Area Project) Series
      2001C 1.35%, 01/07/02                                 29,000        29,000
    Toll Bridge RB TOB Series
      2001Q 1.46%, 01/07/02                                 10,125        10,125

+/  BIG BEAR LAKE, CALIFORNIA
    Water RB TOBP (PA- 597)
      1.41%, 01/07/02                                        8,445         8,445

+/  BURBANK, CALIFORNIA
    REDEVELOPMENT AGENCY
    M/F Housing RB 1.30%,
      01/07/02                                               8,900         8,900

+/  CALIFORNIA ALTERNATIVE ENERGY
    SOURCE FINANCING AUTHORITY
    RB (GE Capital Corp. Arroyo
      Project) Series 1993B 1.45%,
      01/07/02                                              12,260        12,260
    RB (GE Capital Corp. Arroyo
      Project) Series A 1.45%,
      01/07/02                                              25,330        25,330

+/  CALIFORNIA EASTERN WATER
    MUNICIPAL DISTRICT
    Water & Sewer RB COP Series
      1993B 1.40%, 01/07/02                                 13,000        13,000

+/  CALIFORNIA ECONOMIC
    DEVELOPMENT FINANCING
    AUTHORITY
    RB (Lion Raisin Project) 1.50%,
      01/07/02                                               1,650         1,650

+   CALIFORNIA EDUCATIONAL FACILITIES
    AUTHORITY
/   RB (Chapman University)
      1.40%, 01/07/02                                        4,900         4,900
/   RB (San Francisco Conservatory)
      1.45%, 01/07/02                                        2,940         2,940
    RB (St Mary's College Project)
      Series B 1.40%, 01/02/02                               8,150         8,150
/   RB TOB Series 413 1.42%,
      01/07/02                                               8,995         8,995
/   RB (University of Judaism
      Project) Series A 1.55%,
      01/07/02                                               5,500         5,500
/   RB (University of San Francisco)
      1.35%, 01/07/02                                       20,000        20,000

+/  CALIFORNIA HEALTH FACILITIES
    FINANCE AUTHORITY
    TOB Putters Series 181 1.55%,
      01/07/02                                               9,995         9,995

+/  CALIFORNIA HEALTH FACILITIES
    FINANCING AUTHORITY
    RB (California Presbyterian
      Homes) Series 1998 1.40%,
      01/07/02                                              30,500        30,500
    RB (Catholic Health Care West)
      Series 1988B 1.45%, 01/07/02                          10,000        10,000
    RB (Catholic Health Care)
      Series A 1.45%, 01/07/02                              11,300        11,300
    RB (Children's Hospital Project)
      Series 1991 1.40%, 01/07/02                           20,700        20,700
    RB (Scripps Memorial Hospital)
      Series 1985B 1.42%, 01/07/02                          14,870        14,870
    RB (Scripps Memorial Hospital)
      Series 1991B 1.42%, 01/07/02                             400           400
    RB (Scripps Memorial Hospital)
      Series A 1.60%, 01/07/02                              12,000        12,000

+   CALIFORNIA HFA
/   Home Mortgage RB Series
      1999J-1 1.48%, 01/07/02                               20,565        20,565
/   Home Mortgage RB Series
      1999J-2 1.48%, 01/07/02                               17,770        17,770
/   Home Mortgage RB Series
      1999L 1.90%, 01/07/02                                  3,570         3,570
/   Home Mortgage RB Series
      2000G 1.40%, 01/07/02                                  6,335         6,335
/   Home Mortgage RB Series
      2000M 1.48%, 01/07/02                                 25,505        25,505

See the Financial Notes, which are integral to this information.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- FINANCIALS


    PORTFOLIO HOLDINGS Continued
    As of December 31, 2001.


    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE    MKT. VALUE
    RATE, MATURITY                                      ($ x 1,000)   ($ x 1,000)

/   Home Mortgage RB Series
      2000N 1.48%, 01/07/02                                 36,000        36,000
/   Home Mortgage RB Series
      2001J 1.48%, 01/07/02                                 83,600        83,600
/   Home Mortgage RB Series
      2001R 1.90%, 01/07/02                                  4,710         4,710
/   Home Mortgage RB Series G
      1.40%, 01/07/02                                       50,000        50,000
    Home Mortgage RB Series N
      1.70%, 01/02/02                                       13,635        13,635
    Home Mortgage RB Series P
      2.67%, 08/01/02                                       70,930        70,930
/   M/F Housing RB Series 2001G
      1.65%, 01/07/02                                       60,835        60,835
/   RB TOB Series 1997E 1.41%,
      01/07/02                                               8,805         8,805
o   RB TOB Series R 2.60%,
      01/07/02                                               9,995         9,995

+/  CALIFORNIA INFRASTRUCTURE &
    ECONOMIC DEVELOPMENT BANK
    IDRB (American Derosa-
      Lamparts) 1.55%, 01/07/02                              4,950         4,950
    IDRB (Fairmont Sign Co.
      Project) Series 2000A 1.80%,
      01/07/02                                               4,250         4,250
    IDRB (Independent System
      Operation Corporation Project)
      Series A 1.75%, 01/07/02                              15,600        15,600
    IDRB (Lafayette Textile
      Industries Project) 1.50%,
      01/07/02                                               2,895         2,895
    IDRB (Nelson Name Plate Co.
      Project) 1.55%, 01/07/02                               3,750         3,750
    IDRB (Roller Bearing Co. of
      America Santa Ana Project)
      1.50%, 01/07/02                                        2,400         2,400
    RB (Buck Institute) 1.45%,
      01/07/02                                              55,600        55,600

+/  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY
    RB (Green Team of San Jose
      Project) 1.60%, 01/07/02                               2,000         2,000
    RB (Wadham Energy Project)
      Series 1987B 1.40%, 01/07/02                             700           700
    Resource Recovery RB (Sanger
      Project) Series 1990A 1.45%,
      01/07/02                                              20,600        20,600
    Resource Recovery Solid Waste
      Disposal RB (Atlas Disposal
      Industrial Project) Series
      1999A 1.65%, 01/07/02                                  3,000         3,000
    Resource Recovery Solid Waste
      Disposal RB (Bay Leasing,
      Inc. Project) Series 1999A
      1.60%, 01/07/02                                        9,075         9,075
    Solid Waste Disposal RB (Blue
      Line Transfer, Inc. Project)
      1.60%, 01/07/02                                        4,900         4,900
    Solid Waste Disposal RB
      (Alameda County Industries
      Project) Series 2000A 1.60%,
      01/07/02                                               4,845         4,845
    Solid Waste Disposal RB (Allan
      Co. Project) 1.60%, 01/07/02                             850           850
    Solid Waste Disposal RB
      (Athens Disposal Co. Project)
      Series 1995A 1.60%, 01/07/02                          15,910        15,910
    Solid Waste Disposal RB
      (Athens Disposal Co. Project)
      Series 1999A 1.60%, 01/07/02                           7,600         7,600
    Solid Waste Disposal RB
      (Athens Services Project)
      Series 2001A 1.60%, 01/07/02                           5,000         5,000
    Solid Waste Disposal RB (BLT
      Enterprises) Series 1999A
      1.60%, 01/07/02                                        8,510         8,510
    Solid Waste Disposal RB (Blue
      Line Transfer Project) Series
      2001A 1.60%, 01/07/02                                  5,000         5,000
    Solid Waste Disposal RB
      (Burrtec Waste Industries
      Project) Series 1995A 2.10%,
      01/07/02                                               3,770         3,770
    Solid Waste Disposal RB
      (Calsan, Inc. Project) Series
      1999B 1.60%, 01/07/02                                  3,915         3,915
    Solid Waste Disposal RB
      (Cheese & Protein
      International Project) Series
      2001A 1.00%, 01/07/02                                 10,000        10,000

See the Financial Notes, which are integral to this information.

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE    MKT. VALUE
    RATE, MATURITY                                      ($ x 1,000)   ($ x 1,000)

    Solid Waste Disposal RB (Cold
      Cyn Landfill Project) 1.60%,
      01/07/02                                               5,845         5,845
    Solid Waste Disposal RB
      (Colmac Energy Project)
      Series 1990A 1.45%, 01/07/02                           8,445         8,445
    Solid Waste Disposal RB
      (Contra Costa Services)
      Series 1995A 1.60%, 01/07/02                           3,000         3,000
    Solid Waste Disposal RB (Edco
      Disposal Corp. Project)
      Series 1996A 1.60%, 01/07/02                          17,140        17,140
    Solid Waste Disposal RB (Equity
      Stanislaus Project) 1.90%,
      01/01/02                                               5,700         5,700
    Solid Waste Disposal RB
      (Federal Disposal Service
      Project) Series 2001A 1.65%,
      01/07/02                                               3,450         3,450
    Solid Waste Disposal RB
      (Greenteam of San Jose
      Project) Series 2001A 1.60%,
      01/07/02                                               5,000         5,000
    Solid Waste Disposal RB
      (Greenwaste of Tehama
      Project) Series A 1.65%,
      01/07/02                                               2,995         2,995
    Solid Waste Disposal RB
      (Madera Disposable Project)
      Series A 1.65%, 01/07/02                               1,800         1,800
    Solid Waste Disposal RB
      (Marborg Industries Project)
      Series A 1.60%, 01/07/02                               5,425         5,425
    Solid Waste Disposal RB (Met
      Recycling Corporation
      Project) Series B 1.65%,
      01/07/02                                               5,070         5,070
    Solid Waste Disposal RB
      (Norcal Waste System, Inc.
      Project) Series 2001A 1.65%,
      01/07/02                                               9,250         9,250
    Solid Waste Disposal RB (Ratto
      Group Co., Inc. Project)
      Series 2001A 1.60%, 01/07/02                           4,925         4,925
    Solid Waste Disposal RB
      (Republic Services, Inc.
      Project) Series 2001A 1.60%,
      01/07/02                                               6,250         6,250
    Solid Waste Disposal RB (Santa
      Clara Project) 1.65%, 01/07/02                         3,700         3,700
    Solid Waste Disposal RB (Santa
      Clara Valley Project) Series
      2001A 1.60%, 01/07/02                                  3,780         3,780
    Solid Waste Disposal RB (Shell
      Martinez Refining Project)
      Series 1996A 1.70%, 01/07/02                          12,900        12,900
    Solid Waste Disposal RB (Shell
      Oil Co. Project) Series 1994B
      1.70%, 01/01/02                                        7,000         7,000
    Solid Waste Disposal RB (Solag
      Disposal Project) Series
      1997A 1.65%, 01/07/02                                  2,935         2,935
    Solid Waste Disposal RB
      (Specialty Solid Waste Project)
      Series 2001A 1.65%, 01/07/02                           5,460         5,460
    Solid Waste Disposal RB (Sun
      Valley Paper Project) 1.60%,
      01/07/02                                               1,050         1,050
    Solid Waste Disposal RB (Talco
      Plastics Project) Series 1997A
      1.50%, 01/07/02                                        4,075         4,075
    Solid Waste Disposal RB
      (Taormina Industries, Inc.
      Project) Series 1994B 1.50%,
      01/07/02                                               2,225         2,225
    Solid Waste Disposal RB (Tri
      Community Recycle Project)
      1.55%, 01/07/02                                        2,455         2,455
    Solid Waste Disposal RB (Waste
      Management, Inc. Project)
      Series A 1.60%, 01/07/02                               5,000         5,000
    Solid Waste Disposal RB (West
      Valley Project) Series 1997A
      2.10%, 01/07/02                                        5,705         5,705
    Solid Waste Disposal RB
      (Zanker Road Landfill Project)
      Series C 1.65%, 01/07/02                               6,370         6,370
    Solid Waste Disposal RB 2.10%,
      01/07/02                                              11,615        11,615
    Solid Waste Disposal RB
      Series A 1.50%, 01/07/02                              10,000        10,000

+/  CALIFORNIA PUBLIC POWER AGENCY
    Sub Lien RB (San Juan
      Project) Series 1997D 1.50%,
      01/07/02                                               2,500         2,500

See the Financial Notes, which are integral to this information.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND - FINANCIALS


    PORTFOLIO HOLDINGS Continued
    As of December 31, 2001.


    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE    MKT. VALUE
    RATE, MATURITY                                      ($ x 1,000)   ($ x 1,000)

+   CALIFORNIA SCHOOL CASH RESERVE
    PROGRAM AUTHORITY
    Pooled RB Series A
      2.50%, 07/03/02                                        5,100         5,137
      2.62%, 07/03/02                                        1,000         1,007
      2.63%, 07/03/02                                        9,500         9,563
      2.65%, 07/03/02                                      161,390       162,454

+/  CALIFORNIA SCHOOL FACILITIES
    FINANCING CORP.
    COP (Capital Improvement
      Financing Project) Series
      1999D 1.40%, 01/07/02                                 21,085        21,085

    CALIFORNIA STATE
    GO
      3.33%, 03/01/02                                       32,660        32,746
      2.89%, 06/01/02                                       19,375        19,579
+/  GO Series 2001I-2 1.41%,
      01/07/02                                              17,840        17,840
+   GO TECP
      2.10%, 01/07/02                                       19,650        19,650
      2.05%, 02/04/02                                       23,500        23,500
      1.40%, 02/07/02                                        6,600         6,600
      1.50%, 02/08/02                                       20,000        20,000
      1.55%, 02/08/02                                        7,200         7,200
      1.45%, 02/14/02                                       22,500        22,500
      1.50%, 02/26/02                                       12,000        12,000
      1.50%, 03/05/02                                        7,200         7,200
      1.30%, 03/12/02                                       25,000        25,000
+/  GO TOB Putters Series 174
      1.55%, 01/07/02                                        6,325         6,325
+/  GO TOB Series 194 1.61%,
      01/07/02                                               8,120         8,120
+/  GO TOB Series 195 1.57%,
      01/07/02                                              10,835        10,835
+/  GO TOB Series 470X 1.57%,
      01/07/02                                              12,175        12,175
+o  GO TOBP (PA-676) 2.75%,
      01/07/02                                              19,495        19,495
+/  GO TOBP (PA-815R) 1.50%,
      01/07/02                                              12,445        12,445
+/  GO TOBP (PT-1236) 1.50%,
      01/07/02                                              31,605        31,605
+/  GO TOBP (PT-1252) 1.50%,
      01/07/02                                              34,045        34,045
+/  GO TOBP (PT-1257) 1.50%,
      01/07/02                                              29,495        29,495
+/  GO TOBP (PT-153) 1.47%,
      01/07/02                                               4,995         4,995
+/  Merlot GO TOB Series 2000A
      1.56%, 01/07/02                                       18,065        18,065
    RAN
      2.00%, 06/28/02                                       40,790        41,033
      2.22%, 06/28/02                                      352,425       354,166
+/  TOB Putters Series 132 1.55%,
      01/07/02                                              95,175        95,175

+/  CALIFORNIA STATE DEPARTMENT OF
    WATER RESOURCES
    Water RB Series K1
      Regulation D 1.75%, 01/07/02                         250,000       250,000

+/  CALIFORNIA STATE ECONOMIC
    DEVELOPMENT FINANCING
    AUTHORITY
    IDRB (Calco Project) 1.45%,
      01/07/02                                                 775           775
    IDRB (Gaiser Tool Project)
      1.50%, 01/07/02                                        2,465         2,465
    IDRB (Mannesmann Dematic
      Corp.) 1.50%, 01/07/02                                 3,200         3,200
    IDRB (Mercury Air Group)
      1.50%, 01/07/02                                       15,300        15,300
    RB (Costa Macoroni Project)
      1.50%, 01/07/02                                        3,095         3,095

+/  CALIFORNIA STATE GOVERNMENT
    Eagle TOB Series 1994 1.41%,
      01/07/02                                              19,850        19,850
    Eagle TOB Series 1997C 1.41%,
      01/07/02                                              10,900        10,900
    Eagle TOB Series 2000
      1.41%, 01/07/02                                       29,255        29,255
      1.46%, 01/07/02                                       40,440        40,440

+o  CALIFORNIA STATE HFA
    RB TOBP (PA-540R) 2.30%,
      01/07/02                                               4,375         4,375

+/  CALIFORNIA STATE PUBLIC WORKS
    BOARD
    Lease Revenue TOB Putters
      Series 209 1.55%, 01/07/02                             9,995         9,995
    Lease Revenue TOB Series
      1999F 1.51%, 01/07/02                                  9,985         9,985
    Lease Revenue TOB Series
      2000D 1.41%, 01/07/02                                  3,000         3,000
    Lease Revenue TOBP (PA-814)
      1.41%, 01/07/02                                       15,395        15,395

See the Financial Notes, which are integral to this information.

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE    MKT. VALUE
    RATE, MATURITY                                      ($ x 1,000)   ($ x 1,000)

+/  CALIFORNIA STATEWIDE COMMUNITY
    Industrial Development Revenue
      Refunding Bond (Golden
      Valley Project) Series A 1.50%,
      01/07/02                                               1,470         1,470

+/  CALIFORNIA STATEWIDE COMMUNITY
    DEVELOPMENT AUTHORITY
    COP (North California Retired
      Officers) 1.75%, 01/01/02                              4,100         4,100
    COP 1.40%, 01/07/02                                      7,485         7,485
    COP TOB Series 1999E 1.51%,
      01/07/02                                               5,000         5,000
    IDRB (Biocol Investments, LP)
      Series 1997B 2.50%, 01/07/02                           1,500         1,500
    IDRB (Integrated Rolling Co.
      Project) Series 1999A 1.55%,
      01/07/02                                               2,600         2,600
    Insured RB (Fremont Rideout
      Project) Series 2001A 1.80%,
      01/07/02                                              19,500        19,500
    M/F Housing RB (Cypress Villa
      Apartments) Series F 1.55%,
      01/07/02                                               4,725         4,725
    M/F Housing RB (Emerald
      Gardens Apartments)
      Series E 1.55%, 01/07/02                               7,320         7,320
    M/F Housing RB (Kimberly
      Woods Project) Series 1995B
      1.70%, 01/07/02                                       11,400        11,400
    M/F Housing RB (Park David
      Senior Apartments Project)
      Series 1999D 1.55%, 01/07/02                           8,220         8,220
    M/F Housing RB (Plaza Club
      Apartments) Series 1997A
      1.42%, 01/07/02                                        9,790         9,790
    RB (Davis Retirement Care)
      1.70%, 01/01/02                                        8,500         8,500
    RB (Dr. Nichols Pistachio)
      Series C 1.55%, 01/07/02                                 700           700
    RB (Elder Care Alliance)
      1.40%, 01/07/02                                       12,760        12,760
    RB (Gemological Institute
      Project) 1.55%, 01/07/02                              35,900        35,900
    RB (Japanese American
      Museum Project) Series 2000A
      1.45%, 01/07/02                                        4,900         4,900
    RB (Jewish Federation of Los
      Angeles) Series 2000A 1.55%,
      01/07/02                                               8,800         8,800
    Solid Waste Facilities (Disposal
      Waste Services) 1.50%,
      01/07/02                                              25,000        25,000

+/  CALIFORNIA STATEWIDE COMMUNITY
    DEVELOPMENT CORP.
    IDRB (13th I Associates Project)
      0.40%, 01/07/02                                        4,705         4,705
    IDRB (Agricultural Products, Inc.
      Project) 2.50%, 01/07/02                               1,310         1,310
    IDRB (Cowden Metal Stamping
      Project) 2.50%, 01/07/02                               1,695         1,695
    IDRB (Drip In Irrigation Co.
      Project) 1.50%, 01/07/02                               3,600         3,600
    IDRB (Flambeau Airmold
      Project) 1.50%, 01/07/02                               2,250         2,250
    IDRB (Pacific Handy Cutter
      Products Project) 2.50%,
      01/07/02                                                 280           280
    IDRB (The Diamond Foods
      Project) Series 1991 2.50%,
      01/07/02                                                 915           915
    IDRB Series 1998C 1.50%,
      01/07/02                                               1,945         1,945

+/  CALIFORNIA STATEWIDE M/F
    HOUSING AUTHORITY
    RB (Woodsong Apartments)
      Series 1997B 1.45%, 01/07/02                           3,327         3,327

+/  CARLSBAD, CALIFORNIA
    M/F Housing Revenue
      Refunding Bond COP (La
      Costa Apartment Project)
      Series 1993A 1.45%, 01/07/02                          11,720        11,720

    CENTRAL COAST, CALIFORNIA WATER
    AUTHORITY
    RB (State Water Project
      Regional Facilities) 2.41%,
      10/01/02                                               5,600         5,882

+/  CONCORD, CALIFORNIA
    M/F Housing Mortgage RB
      (Bel Air Apartments Project)
      Series 1986A 1.50%, 01/07/02                           3,000         3,000


See the Financial Notes, which are integral to this information.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND - FINANCIALS


    PORTFOLIO HOLDINGS Continued
    As of December 31, 2001.


    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE    MKT. VALUE
    RATE, MATURITY                                      ($ x 1,000)   ($ x 1,000)

+/  CONCORD, CALIFORNIA M/F
    HOUSING AUTHORITY
    RB (California Hill Apartments)
      Series 1989A 1.50%, 01/07/02                           7,900         7,900

    CONTRA COSTA COUNTY, CALIFORNIA
+/  M/F Housing Mortgage RB (El
      Cerrito Project) Series A
      1.50%, 01/07/02                                          980           980
    TRAN Series A 2.43%, 10/04/02                           28,000        28,117

+/  DAVIS, CALIFORNIA COMMUNITY
    FACILITIES DISTRICT
    Special Tax Bond (East Davis
      Mace Ranch Project) District
      No. 1999-2 1.55%, 01/07/02                             4,160         4,160

+/  DUBLIN, CALIFORNIA HOUSING
    AUTHORITY
    M/F Housing RB (Park Siera
      Project) Series A 1.50%,
      01/07/02                                              12,700        12,700

+/  DUBLIN, CALIFORNIA SAN RAMON
    SERVICES DISTRICT
      COP 1.40%, 01/07/02                                   10,000        10,000

    EAST BAY, CALIFORNIA MUNICIPAL
    UTILITY DISTRICT
    TECP
      2.00%, 01/08/02                                        3,000         3,000
      2.00%, 01/09/02                                       12,000        12,000
      1.25%, 03/06/02                                       21,800        21,800
      1.30%, 03/06/02                                       22,300        22,300

+/  EL CAJON, CALIFORNIA
    M/F Housing RB (Pinewood
      Apartments Project) 1.42%,
      01/07/02                                               1,450         1,450
    Redevelopment Bond M/F
      Housing RB (Mollison &
      Madison Project) 1.42%,
      01/07/02                                               5,300         5,300

+/  ENCINITAS, CALIFORNIA
    M/F Housing Revenue
      Refunding Bond (Torrey Pines
      Project) Series A 1.50%,
      01/07/02                                               3,100         3,100

+/  FOOTHILL-DE ANZA, CALIFORNIA
    COMMUNITY COLLEGE DISTRICT
    Merlot TOB Series 2000YY
      1.51%, 01/07/02                                        9,995         9,995

+/  FREMONT, CALIFORNIA
    M/F Housing Revenue Refunding
      COP (Amber Court Apartments
      Project) Series 1990A 1.55%,
      01/07/02                                              10,000        10,000

+/  FRESNO, CALIFORNIA IDA
    RB (Keiser Corp.) 1.55%,
      01/07/02                                               1,965         1,965

+   GOLDEN EMPIRE SCHOOLS,
    CALIFORNIA FINANCING AUTHORITY
    Lease RB (Kern High School
      District Projects) 2.40%,
      01/09/02                                              10,600        10,600

    GOLDEN GATE BRIDGE HIGHWAY &
    TRANSPORTATION DISTRICT
    TECP 2.35%, 01/16/02                                    30,500        30,500

+/  HAYWARD, CALIFORNIA
    M/F Housing RB (Shorewood
      Apartment Project) Series A
      1.40%, 01/07/02                                        9,100         9,100

+/  HAYWARD, CALIFORNIA HOUSING
    AUTHORITY
    M/F Housing RB (Huntwood
      Terrace Apartments) 1.55%,
      01/07/02                                               5,565         5,565

+/  HERCULES, CALIFORNIA
    REDEVELOPMENT AGENCY
    IDRB (Pro Media Project)
      Series 2000A 1.50%, 01/07/02                           2,500         2,500

+/  HUNTINGTON BEACH, CALIFORNIA
    M/F Housing RB (Five Points
      Project) 1.42%, 01/07/02                               6,400         6,400

+/  HUNTINGTON PARK, CALIFORNIA
    REDEVELOPMENT AGENCY
    M/F Housing RB (Casa Rita
      Apartments) Series 1994A
      1.42%, 01/07/02                                        4,100         4,100

+/  INDIO, CALIFORNIA
    M/F Housing Mortgage Revenue
      Refunding Bond (Carreon
      Apartments Project ) Series
      1996A 1.35%, 01/07/02                                  3,950         3,950

See the Financial Notes, which are integral to this information.

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE    MKT. VALUE
    RATE, MATURITY                                      ($ x 1,000)   ($ x 1,000)

+/  IRVINE RANCH, CALIFORNIA
    IMPROVEMENT BOND ACT 1915
    RB (Assessment District No.
      00-18) Series 2001A 1.70%,
      01/01/02                                               5,300         5,300
    RB (Assessment District No.
      85-7) Series 1986I 1.50%,
      01/07/02                                              16,182        16,182
    RB (Assessment District No.
      87-8) 1.70%, 01/01/02                                  4,900         4,900
    RB (Assessment District No.
      93-14) 1.80%, 01/07/02                                 5,700         5,700

+/  IRVINE RANCH, CALIFORNIA WATER
    DISTRICT
    COP (Capital Improvement
      Project) 1.80%, 01/01/02                               9,900         9,900
    GO (Districts 105, 140, 240 &
      250) Series 1995 1.80%,
      01/01/02                                               7,600         7,600
    GO (Various Improvement
      District Number 182) Series
      1988A 1.80%, 01/01/02                                  1,800         1,800
    Improvement GO (District 284)
      Series 1988A 1.80%, 01/01/02                           1,000         1,000
    RB 1.70%, 01/01/02                                       1,800         1,800

+/  KERN COUNTY, CALIFORNIA
    COP (Kern Public Facilities
      Project) Series A 1.40%,
      01/07/02                                               3,400         3,400

+/  LIVERMORE, CALIFORNIA
    M/F Housing Revenue
      Refunding Bond (Arbors
      Apartment Project) Series
      1991A 1.60%, 01/07/02                                  9,005         9,005

+/  LONG BEACH, CALIFORNIA HARBOR
    RB TOBP (PA-890R) 1.47%,
      01/07/02                                               9,190         9,190

    LOS ANGELES COUNTY, CALIFORNIA
+/  COP ACES (Los Angeles
      County Museum of Art Project)
      Series 1985A 1.35%, 01/07/02                           1,900         1,900
+/  COP ACES (Los Angeles
      County Museum of Art Project)
      Series 1985B 1.35%, 01/07/02                           2,100         2,100
+/  M/F Housing RB (Channel
      Gateway Apartments) 1.45%,
      01/07/02                                              54,300        54,300

    TRAN
      2.12%, 06/28/02                                       10,000        10,078
      2.54%, 06/28/02                                       10,000        10,057
      2.61%, 06/28/02                                       40,000        40,216
      2.62%, 06/28/02                                        9,000         9,048
      2.65%, 06/28/02                                      115,000       115,463
      2.67%, 06/28/02                                        5,000         5,025

    LOS ANGELES COUNTY, CALIFORNIA
    CAPITAL ASSET LEASING CORP.
    Lease Revenue TECP
      2.45%, 02/08/02                                        6,050         6,050
      2.20%, 02/11/02                                        5,990         5,990
      2.45%, 02/12/02                                       19,950        19,950
      1.25%, 03/08/02                                        6,060         6,060

+/  LOS ANGELES COUNTY, CALIFORNIA
    HOUSING AUTHORITY
    M/F Housing RB (Malibu Canyon
      Apartments Project) Series B
      1.60%, 01/07/02                                       23,520        23,520

+/  LOS ANGELES COUNTY, CALIFORNIA
    METROPOLITAN TRANSIT AUTHORITY
    TOB 1.51%, 01/07/02                                     23,830        23,830

+/  LOS ANGELES COUNTY, CALIFORNIA
    METROPOLITAN TRANSPORTATION
    AUTHORITY
    Eagle Sales Tax Revenue
      Refunding TOB Series A
      1.41%, 01/07/02                                       24,750        24,750
    Revenue Refunding Bond
      Series 1993A 1.40%, 01/07/02                          64,200        64,200

+/  LOS ANGELES COUNTY, CALIFORNIA
    PENSION
    Revenue Refunding Bond
      Series 1996A 1.35%, 01/07/02                          12,375        12,375

+/  LOS ANGELES COUNTY, CALIFORNIA
    TRANSPORTATION COMMISSION
    Sales Tax RB Series 1992A
      1.30%, 01/07/02                                        8,050         8,050

    LOS ANGELES, CALIFORNIA
+/  M/F Housing RB (Beverly Park
      Apartments) 1.55%, 01/07/02                           34,000        34,000
+/  M/F Housing RB (Fountain Park
      Project Phase II) Series B
      1.45%, 01/07/02                                       25,615        25,615
+/  M/F Housing RB (Fountain Park
      Project) Series P 1.45%,
      01/07/02                                              11,100        11,100


See the Financial Notes, which are integral to this information.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND - FINANCIALS


    PORTFOLIO HOLDINGS Continued
    As of December 31, 2001.


    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE    MKT. VALUE
    RATE, MATURITY                                      ($ x 1,000)   ($ x 1,000)

+/  M/F Housing RB (San Regis
      Project) Series 2001E 1.60%,
      01/07/02                                              23,600        23,600
+/  M/F Housing RB (Studio Colony)
      Series 1985C 1.40%, 01/07/02                          16,305        16,305
+/  M/F Housing RB Series 1985K
      1.05%, 01/07/02                                      114,855       114,855
+/  M/F Housing Revenue
      Refunding Bond (Tri City
      Project) Series 2001I 1.45%,
      01/07/02                                               3,700         3,700
    S/F Home Mortgage RB Series
      2001B 2.72%, 06/01/02                                  7,100         7,101
+/  TOBP (PA-554) 1.41%, 01/07/02                            3,150         3,150
+/  Water & Power RB Subseries
      2001B-1 1.35%, 01/07/02                               24,500        24,500
+/  Water & Power RB Subseries
      2001B-6 1.60%, 01/07/02                               24,300        24,300

+/  LOS ANGELES, CALIFORNIA
    COMMUNITY REDEVELOPMENT
    AGENCY
    M/F Housing RB (Grand
      Promenade Project) 1.40%,
      01/07/02                                              12,100        12,100
    M/F Housing Revenue
      Refunding Bond (Promenade
      Towers Project) Series 2000
      1.30%, 01/07/02                                       33,900        33,900

    LOS ANGELES, CALIFORNIA
    DEPARTMENT OF WATER & POWER
+/  Eagle TOB Series 2001 1.41%,
      01/07/02                                              24,750        24,750
+/  Electric Plant TOB Series 1
      1.51%, 01/07/02                                       19,995        19,995
+/  Electric Plant TOB Series 370
      1.47%, 01/07/02                                       45,055        45,055
+/  RB TOB Series L 1.51%,
      01/07/02                                              20,390        20,390
    TECP
      1.25%, 01/15/02                                       10,100        10,100
      1.60%, 02/04/02                                       19,300        19,300
      1.95%, 03/07/02                                       15,000        15,000
      1.65%, 03/20/02                                        4,000         4,000
+/  TOB Putters Series 184 1.55%,
      01/07/02                                              15,000        15,000
+/  TOB Putters Series 185 1.55%,
      01/07/02                                              14,495        14,495

    LOS ANGELES, CALIFORNIA UNIFIED
    SCHOOL DISTRICT
+/  Munitops TOB Series C 1.43%,
      01/07/02                                              15,400        15,400
      TRAN 2.58%, 07/23/02                                  61,560        62,037

+   LOS ANGELES, CALIFORNIA
    WASTEWATER SYSTEM
    Revenue Refunding Bond
      Series 2001A 1.88%, 10/31/02                          14,000        14,000
    Revenue Refunding Bond
      Series 2001B 1.88%, 10/31/02                          18,000        18,000
    Revenue Refunding Bond
      Series 2001C 1.88%, 10/31/02                          20,000        20,000

+/  LOS ANGELES, CALIFORNIA WATER
    & POWER
    RB Subseries B-2 1.40%,
      01/07/02                                              28,500        28,500

+/  MADERA, CALIFORNIA PUBLIC
    FINANCING MUNICIPAL GOLF
    COURSE REVENUE REFINANCING
    AUTHORITY
    RB 2.45%, 01/07/02                                       1,900         1,900

+   METROPOLITAN WATER DISTRICT OF
    SOUTHERN CALIFORNIA
/   Revenue Refunding Bond
      Series 1996A 1.35%, 01/07/02                           8,395         8,395
/   Revenue Refunding Bond
      Series 1997C 1.40%, 01/07/02                           4,200         4,200
/   Revenue Refunding Bond
      Series 1998B 1.30%, 01/07/02                           8,500         8,500
/   Revenue Refunding Bond
      Series B2 1.30%, 01/07/02                             53,000        53,000
o   Water Works Revenue TOB
      Series 154 1.80%, 01/07/02                            10,000        10,000
/   Water Works Revenue TOB
      Series 1999O 1.51%, 01/07/02                          16,000        16,000
/   Water Works Revenue TOBP
      (PA-546) 1.50%, 01/07/02                              14,000        14,000
/   Waterworks RB Series 2000 B2
      1.35%, 01/07/02                                        5,000         5,000
/   Waterworks RB Series 2000B-3
      1.80%, 01/07/02                                        8,400         8,400
/   Waterworks RB Series 2001C-2
      1.65%, 01/01/02                                       14,300        14,300
/   Waterworks Revenue Refunding
      Bond Series 2001B-1 1.30%,
      01/07/02                                              21,000        21,000

See the Financial Notes, which are integral to this information.

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE    MKT. VALUE
    RATE, MATURITY                                      ($ x 1,000)   ($ x 1,000)

+/  MOUNT SAN JACINTO, CALIFORNIA
    WINTER PARK AUTHORITY
    COP (Palm Springs Aerial
      Project) 1.45%, 01/07/02                               8,200         8,200
    COP (Palm Springs Aerial
      Project) Series 2000B 1.45%,
      01/07/02                                               2,900         2,900

+/  OAKLAND PORT, CALIFORNIA
    Merlot TOB (First Union) Series
      2000JJ 1.56%, 01/07/02                                15,000        15,000

    OAKLAND, CALIFORNIA
+/  Revenue TOB (180 Harrison
      Foundation Project) Series
      2000M 1.51%, 01/07/02                                  3,000         3,000
    TRAN 2.65%, 07/25/02                                    64,785        65,265

+/  ORANGE COUNTY, CALIFORNIA
    COP (Florence Crittenton
      Services Project) Series 1990
      1.42%, 01/07/02                                        5,900         5,900
    M/F Housing RB (Lantern Pines
      Project) 1.30%, 01/07/02                              14,700        14,700

+/  ORANGE COUNTY, CALIFORNIA
    APARTMENT DEVELOPMENT
    RB (Villas Aliento) Series 1998E
      1.30%, 01/07/02                                        4,500         4,500
    RB (Hidden Hills) Series 1985C
      1.35%, 01/07/02                                        9,700         9,700
    RB Series F 1.30%, 01/07/02                             15,900        15,900
    Revenue Refunding Bond (Jess
      L. Frost Project) Series 1985B
      1.45%, 01/07/02                                       10,200        10,200
    Revenue Refunding Bond
      (Pointe Niguel Project) Series
      1992C 1.35%, 01/07/02                                 11,000        11,000
    Revenue Refunding Bond (The
      Lakes Project #185) Series
      1991A 1.50%, 01/07/02                                 16,000        16,000
    Revenue Refunding Bond
      (Vintage Woods) Series
      1988H 1.50%, 01/07/02                                 19,500        19,500

    ORANGE COUNTY, CALIFORNIA
    LOCAL TRANSPORTATION AUTHORITY
    Sales Tax Revenue TECP
      1.30%, 03/06/02                                        5,000         5,000
      1.25%, 03/08/02                                       40,000        40,000

+/  ORANGE COUNTY, CALIFORNIA
    SANITATION DISTRICT
    COP (Sanitation Districts 1-3,
      5-7 & 11) Series 1992C
      1.40%, 01/07/02                                        5,000         5,000
    COP Series 2000B 1.70%,
      01/07/02                                                 100           100

+/  PALO ALTO, CALIFORNIA UNIFIED
    SCHOOL DISTRICT
    Merlot TOB Series R 1.51%,
      01/07/02                                               6,000         6,000

+/  PETALUMA, CALIFORNIA COMMUNITY
    M/F HOUSING AUTHORITY
    M/F Housing RB (Oakmont At
      Petaluma Project) 1.60%,
      01/07/02                                               3,550         3,550

+/  PINOLE, CALIFORNIA
    REDEVELOPMENT AGENCY
    M/F Housing RB (East Bluff
      Apartments Project) 1.60%,
      01/07/02                                               2,559         2,559

+/  PLEASANT HILL, CALIFORNIA
    M/F Housing RB (Brookside
      Apartments Project) 1.40%,
      01/07/02                                               4,800         4,800

+   PORT OF OAKLAND, CALIFORNIA
    TECP Series A
      2.00%, 01/08/02                                       25,450        25,450
      2.00%, 01/17/02                                       12,490        12,490
      1.60%, 02/04/02                                       43,000        43,000
      1.30%, 02/13/02                                       13,400        13,400
    TECP Series D 1.25%, 02/12/02                           25,000        25,000
/   TOBP (PA-663) 1.47%, 01/07/02                            7,575         7,575

+/  RANCHO, CALIFORNIA WATER
    DISTRICT FINANCING AUTHORITY
    RB Series 2001B 1.35%,
      01/07/02                                              10,000        10,000

+/  REDWOOD CITY, CALIFORNIA
    COP (City Hall Project) 1.55%,
      01/07/02                                               2,400         2,400

    RIVERSIDE COUNTY, CALIFORNIA
+/  M/F Housing RB (Ambergate
      Apartments) Series 1992A
      1.65%, 01/07/02                                        2,600         2,600
    Teeter Obligation TECP 2.10%,
      01/09/02                                               8,458         8,458


See the Financial Notes, which are integral to this information.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND - FINANCIALS


    PORTFOLIO HOLDINGS Continued
    As of December 31, 2001.


    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE    MKT. VALUE
    RATE, MATURITY                                      ($ x 1,000)   ($ x 1,000)

+/  RIVERSIDE COUNTY, CALIFORNIA
    ASSET LEASING CORP.
    Leasehold RB (South West
      Justice Center) Series 2000B
      1.35%, 01/07/02                                       17,500        17,500

+/  RIVERSIDE COUNTY, CALIFORNIA
    COMMUNITY FACILITIES DISTRICT
    NO. 88-4
    Special Tax Revenue Refunding
     Bond 1.45%, 01/07/02                                   13,100        13,100

+/  RIVERSIDE COUNTY, CALIFORNIA
    HOUSING AUTHORITY
    M/F Housing RB (Briarwood
      Apartment Project) Series
      1985C 1.45%, 01/07/02                                  4,500         4,500
    M/F Housing RB (Tyler Springs
      Apartments) Series 1999C
      1.50%, 01/07/02                                        7,000         7,000
    M/F Housing Revenue
      Refunding Bond (Victoria
      Springs Apartments) 1.42%, 01/07/02                    9,000         9,000

+/  RIVERSIDE COUNTY, CALIFORNIA IDA
    RB (Calmold, Inc. Project)
      1.65%, 01/07/02                                        3,370         3,370

+/  RIVERSIDE COUNTY,
    CALIFORNIA PUBLIC FACILITIES
    ACES COP (Riverside County
      Public Facility Project)
      Series 1985C 1.35%, 01/07/02                           6,500         6,500
    ACES COP Series 1985B 1.45%,
      01/07/02                                              19,000        19,000

+/  SACRAMENTO COUNTY, CALIFORNIA
    COP (Administration Center &
     Court House Project) 1.50%,
     01/07/02                                                8,070         8,070

+/ SACRAMENTO COUNTY, CALIFORNIA
   HOUSING AUTHORITY
   M/F Housing RB (Chesapeake
     Commons Project) Series C
     1.42%, 01/07/02                                        28,000        28,000
   M/F Housing RB (Hidden Oaks
     Apartments) Series 1999C
     1.55%, 01/07/02                                         6,300         6,300

+/  SACRAMENTO COUNTY, CALIFORNIA
    SANITATION DISTRICT FINANCING
    AUTHORITY
    TOB Series 366 1.42%, 01/07/02                          28,945        28,945
    TOBP (PA-694) 1.41%, 01/07/02                            6,090         6,090

+/  SACRAMENTO COUNTY, CALIFORNIA
    SPECIAL FACILITIES
    RB (Recessna Aircraft Corp.
      Project) 1.50%, 01/07/02                               3,700         3,700

    SACRAMENTO, CALIFORNIA
    MUNICIPAL UTILITY DISTRICT
    TECP Series 1 1.55%, 02/14/02                           25,250        25,250

+/  SALINAS, CALIFORNIA APARTMENT
    DEVELOPMENT
    M/F Housing RB (Mariner Villa
      Project) Series 1985B 1.40%,
      01/07/02                                               2,825         2,825

+/  SAN BERNARDINO COUNTY,
    CALIFORNIA
    COP (Glen Helen Blockbuster
      Pavilion Project) Series 1994C
      1.45%, 01/07/02                                        6,380         6,380
    COP (Medical Center Financing
      Project) 1.48%, 01/07/02                              21,060        21,060

    SAN DIEGO, CALIFORNIA CITY &
    COUNTY UNIFIED SCHOOL DISTRICT
    TRAN 2.65%, 08/01/02                                    19,700        19,794

+/  SAN DIEGO, CALIFORNIA HOUSING
    AUTHORITY
    M/F Mortgage RB (Canyon Rim
      Apartments) Series B 1.55%,
      01/07/02                                              32,440        32,440
    M/F Mortgage RB (Creekside
      Villa) Series 1999B 1.42%,
      01/07/02                                               6,000         6,000
    M/F Mortgage RB (La Cima)
      Series 1999K 1.35%, 01/07/02                          25,500        25,500
    M/F Mortgage RB (Nobel
      Courts) Series 1999L 1.35%,
      01/07/02                                               4,000         4,000

+/  SAN FRANCISCO, CALIFORNIA CITY
    & COUNTY AIRPORTS COMMISSION
    International Airport Certificates
      Series 476 1.66%, 01/07/02                            16,255        16,255

See the Financial Notes, which are integral to this information.

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE    MKT. VALUE
    RATE, MATURITY                                      ($ x 1,000)   ($ x 1,000)

    International Airports RB TOB
      Series 2000-429 1.66%,
      01/07/02                                               8,485         8,485
    International Airports RB TOBP
      (PA-662) 1.53%, 01/07/02                              12,670        12,670

+/  SAN FRANCISCO, CALIFORNIA CITY
    & COUNTY FINANCING CORP.
    Lease RB (Moscone Center
      Expansion Project) Series
      2000 1.30%, 01/07/02                                  14,100        14,100
    Lease RB (Moscone Center
      Expansion Project) Series
      2000-1 1.50%, 01/07/02                                13,500        13,500

+/  SAN FRANCISCO, CALIFORNIA CITY
    & COUNTY REDEVELOPMENT
    AGENCY
    M/F Housing RB (3rd & Mission)
      Series 1999C 1.45%, 01/07/02                          58,900        58,900
    M/F Housing RB (Fillmore
      Center Project) Series A2
      1.54%, 01/07/02                                        3,750         3,750
    M/F Housing RB (Ocean Beach
      Apartments) Series-B 1.60%,
      01/07/02                                               4,850         4,850
    M/F Housing RB (Post Street
      Towers) Series A 1.50%,
      01/07/02                                              10,000        10,000
    M/F Housing RB (Winterland
      Project) Series 1985C 1.55%,
      01/07/02                                              16,800        16,800

+/  SAN FRANCISCO, CALIFORNIA
    HOUSING AUTHORITY
    M/F Housing RB (Magnolia
      Plaza Project) Series A 1.55%,
      01/07/02                                               5,500         5,500

    SAN FRANCISCO, CALIFORNIA
    INTERNATIONAL AIRPORT
    COMMISSION
    TECP Series A
      2.05%, 01/07/02                                        8,000         8,000
      2.10%, 01/07/02                                       15,000        15,000
      2.10%, 01/08/02                                        9,287         9,287
      2 .15%, 01/08/02                                       5,000         5,000

    SAN JOAQUIN COUNTY, CALIFORNIA
    TRANSPORTATION AUTHORITY
    Sales Tax Revenue TECP
      2.55%, 01/17/02                                       15,000        15,000
      2.25%, 02/13/02                                        4,900         4,900

+/  SAN JOSE, CALIFORNIA
    M/F Housing RB (Almeden
      Lake Apartments Project)
      Series 1997A 1.42%, 01/07/02                          15,900        15,900
    M/F Housing RB (Carlton Plaza
      Project) Series A 1.90%,
      01/07/02                                               5,000         5,000
    M/F Housing RB (Seinna at
      Renaissance Project) Series
      1996A 1.55%, 01/07/02                                 20,000        20,000

+/  SAN JOSE, CALIFORNIA
    REDEVELOPMENT AGENCY
    M/F Housing (101 San Fernando
      Apartments Project) Series A
      1.50%, 01/07/02                                       38,000        38,000
    RB (Merged Area
      Redevelopment Project)
      1.20%, 01/07/02                                       19,500        19,500
    Tax Allocation TOB Putters
      Series 158 1.55%, 01/07/02                            30,095        30,095

+/  SAN LEANDRO, CALIFORNIA
    M/F Housing RB (Carlton Plaza
      Project) Series A 1.95%,
      01/07/02                                               1,900         1,900

+/  SANTA CLARA COUNTY, CALIFORNIA
    M/F Housing Revenue Refunding
      Bond (Brairwood Apartments
      Project) Series 1996B 1.60%,
      01/07/02                                               7,000         7,000
    M/F Housing Revenue Refunding
      Bond (Grove Garden
      Apartments) Series 1997A
      1.50%, 01/07/02                                       14,000        14,000

+/  SANTA CLARA COUNTY, CALIFORNIA
    ELECTRIC AUTHORITY
    RB, Series C 1.40%, 01/07/02                            18,900        18,900

+/  SANTA CLARA COUNTY, CALIFORNIA
    HOSPITAL FACILITY AUTHORITY
    RB (El Camino Hospital
      District - Valley Medical
      Center Project) Series 1985A
      1.45%, 01/07/02                                       16,700        16,700

+/  SANTA CLARA VALLEY, CALIFORNIA
    WATER DISTRICT
    COP TOB Series 411 1.42%,
      01/07/02                                              15,120        15,120


See the Financial Notes, which are integral to this information.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND - FINANCIALS


    PORTFOLIO HOLDINGS Continued
    As of December 31, 2001.


    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE    MKT. VALUE
    RATE, MATURITY                                      ($ x 1,000)   ($ x 1,000)

+/  SANTA FE SPRINGS, CALIFORNIA
    IDA
    RB 2.30%, 01/07/02                                       4,000         4,000

+/  SANTA PAULA, CALIFORNIA PUBLIC
    FINANCING AUTHORITY
    Lease Water System RB (Aquis
      Project) 1.35%, 01/07/02                               9,400         9,400

+/  SANTA ROSA, CALIFORNIA
    M/F Housing RB (Quail Run
      Apartments) Series 1997A
      1.60%, 01/07/02                                        4,980         4,980

    SONOMA COUNTY, CALIFORNIA
    TRAN 2.05%, 11/19/02                                    21,500        21,676

+/  SOUTH PLACER, CALIFORNIA
    WASTEWATER AUTHORITY
    RB Series B 1.35%, 01/07/02                             20,000        20,000

+/  SOUTHERN CALIFORNIA PUBLIC
    POWER AUTHORITY
    RB (Sub-Southern Transmission
      Project) Series 2000A 1.40%,
      01/07/02                                              31,000        31,000
    Revenue Refunding Bond
      (Palos Verdes Project)
      Series 1996B 1.35%, 01/07/02                           6,300         6,300
    Revenue Refunding Bond
      (Southern Transmission
      Project) Series 2001A 1.40%,
      01/07/02                                               6,095         6,095
    Revenue Refunding Bond
      Series C 1.35%, 01/07/02                              12,800        12,800

+/  SOUTHERN CALIFORNIA SOUTHEAST
    RESOURCE RECOVERY FACILITY
    AUTHORITY
    RB Series 1993A 1.40%,
      01/07/02                                              12,241        12,241

+/  STOCKTON, CALIFORNIA COMMUNITY
    FACILITY DISTRICT
    RB 1.55%, 01/07/02                                       2,085         2,085

+/  SUNNYVALE, CALIFORNIA
    COP (Government Center Site
      Acquisition) Series 2001A
      1.40%, 01/07/02                                        8,000         8,000

+/  TULARE PORTERVILLE, CALIFORNIA
    SCHOOL FINANCING AUTHORITY
    RB 2.45%, 01/07/02                                       6,495         6,495


+/  UNION CITY, CALIFORNIA
    M/F Housing RB (Greenhaven
      Apartments Project) Series
      1997A 1.50%, 01/07/02                                 10,975        10,975

    UNIVERSITY OF CALIFORNIA BOARD
    OF REGENTS
+/  Eagle TOB 1.41%, 01/07/02                               19,430        19,430
    TECP
      2.00%, 01/09/02                                       17,300        17,300
      1.15%, 01/10/02                                       16,000        16,000
      2.00%, 01/15/02                                        5,000         5,000
      1.25%, 03/06/02                                       23,545        23,545
      1.35%, 06/10/02                                       13,000        13,000
      1.45%, 06/10/02                                        9,000         9,000

+/  VAL VERDE, CALIFORNIA UNIFIED
    SCHOOL DISTRICT
    COP RB Series 2001A 1.51%,
      01/07/02                                              13,000        13,000

+/  VALLECITOS, CALIFORNIA WATER
    DISTRICT
    RB (Twin Oaks Reservoir
      Project) 1.40%, 01/07/02                              19,300        19,300

+/  VALLEJO CITY, CALIFORNIA UNIFIED
    SCHOOL DISTRICT
    COP (Various Capital
      Improvement Financing
      Projects) Series 1999E 1.40%,
      01/07/02                                               5,765         5,765

+/  VICTOR VALLEY, CALIFORNIA
    COMMUNITY COLLEGE DISTRICT
    COP 1.50%, 01/07/02                                     53,450        53,450

+/  VISTA, CALIFORNIA IDA
    IDRB (Desalination System, Inc.
      Project) 1.50%, 01/07/02                               5,650         5,650

+/  WEST BASIN, CALIFORNIA
    MUNICIPAL WATER DISTRICT
    RB COP (Phase ll Recycled
      Water Project) Series 1997B
      1.35%, 01/07/02                                       14,800        14,800
    RB COP (Phase III Recycled
      Water Project) Series 1999A
      1.35%, 01/07/02                                        2,900         2,900

+/  WEST SACRAMENTO, CALIFORNIA
    SPECIAL TAX
    RB (Community Facilities
      District #6) 2.05%, 01/07/02                           3,835         3,835

See the Financial Notes, which are integral to this information.

    ISSUER
    SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE    MKT. VALUE
    RATE, MATURITY                                      ($ x 1,000)   ($ x 1,000)

+/  WESTERN RIVERSIDE COUNTY,
    CALIFORNIA REGIONAL WASTEWATER
    AUTHORITY
    RB (Regulatory Wastewater
      Treatment) 1.70%, 01/01/02                             3,200         3,200

+/  WESTMINSTER, CALIFORNIA
    COP (Civic Center Project)
      Series A 1.50%, 01/07/02                               3,945         3,945

+/  WESTMINSTER, CALIFORNIA AGENCY
    Tax Allocation Bond (Community
      Redevelopment Project)
      1.50%, 01/07/02                                        9,365         9,365

+/  WESTMINSTER, CALIFORNIA
    REDEVELOPMENT AGENCY
    M/F Housing RB (Brookhurst
      Royale) Series A 2.40%,
      01/07/02                                               7,700         7,700
                                                                       ---------
                                                                       6,090,448

    PUERTO RICO 6.6%

    GOVERNMENT DEVELOPMENT BANK
    FOR PUERTO RICO
    TECP
      1.25%, 01/03/02                                        4,400         4,400
      1.25%, 01/23/02                                          800           800
      1.60%, 01/23/02                                        6,000         6,000
      1.70%, 01/23/02                                       25,779        25,779
      1.60%, 01/24/02                                       30,000        30,000
      1.70%, 01/24/02                                       22,662        22,662
      1.60%, 01/25/02                                       22,776        22,776
      1.70%, 01/25/02                                       20,824        20,824
      1.55%, 01/30/02                                       39,000        39,000
      1.35%, 01/31/02                                       11,000        11,000
      1.35%, 02/15/02                                        9,236         9,236
      1.35%, 02/20/02                                       29,753        29,753

+/  PUERTO RICO COMMONWEALTH
    Infrastructure Eagle TOB
      Series 2000 1.41%, 01/07/02                           37,085        37,085
    Public Improvement TOB
      Series 2001A 1.36%, 01/07/02                          12,835        12,835
    TOB Putters Series 232 1.40%,
      01/07/02                                              24,245        24,245
    TOB Series 204 1.40%, 01/07/02                           6,295         6,295
    TOB Series 3 1.41%, 01/07/02                            28,695        28,695
    TOBP (PA-652) 1.41%, 01/07/02                            2,730         2,730
    Unlimited GO Series
      2001II-R-124 1.56%, 01/07/02                           4,995         4,995


    PUERTO RICO COMMONWEALTH
    HIGHWAY & TRANSPORTATION
    AUTHORITY
    Highway Revenue Refunded
      Bond Series T 2.50%, 07/01/02                          4,655         4,818
+/  RB Series 1998A 1.40%,
      01/07/02                                              12,100        12,100
+/  Transportation Revenue Merlot
      TOB Series 2000FFF 1.46%,
      01/07/02                                               4,985         4,985

+/  PUERTO RICO COMMONWEALTH
    INFRASTRUCTURE FINANCING
    AUTHORITY
    TOBP (PA-498) 1.41%, 01/07/02                            6,290         6,290
    TOBP (PA-782) 1.41%, 01/07/02                           10,105        10,105

+/  PUERTO RICO ELECTRIC POWER
    AUTHORITY
    RB TOB Putters 1.40%, 01/07/02                           5,000         5,000
    RB TOB Putters Series 164
      1.40%, 01/07/02                                       15,765        15,765

+/  PUERTO RICO HOUSING FINANCE
    CORP.
    RB TOB Series R 1.41%,
      01/07/02                                               8,255         8,255

+/  PUERTO RICO PUBLIC BUILDING
    AUTHORITY
    Government Facilities RB TOB
      Putter Series 211 1.40%,
      01/07/02                                              14,995        14,995
    Revenue Guaranteed RB TOB
      Series II-R-56 1.41%, 01/07/02                         6,545         6,545
                                                                       ---------
                                                                         427,968


--------------------------------------------------------------------------------
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See the Financial Notes, which are integral to this information.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- FINANCIALS


Statement of
ASSETS AND LIABILITIES
As of December 31, 2001. All numbers x 1,000 except NAV.


ASSETS
-------------------------------------------------------------------------------
Investments, at market value                                        $6,518,416 a
Cash                                                                       405
Receivables:
    Fund shares sold                                                    16,652
    Interest                                                            29,494
Prepaid expenses                                                  +         21
                                                                  -------------
TOTAL ASSETS                                                         6,564,988

LIABILITIES
-------------------------------------------------------------------------------
Payables:
    Fund shares redeemed                                                16,491
    Dividends to shareholders                                              326
    Investments bought                                                  87,546
    Investment adviser and administrator fees                              113
    Transfer agent and shareholder service fees                            181
Accrued expenses                                                  +        150
                                                                  -------------
TOTAL LIABILITIES                                                      104,807

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                         6,564,988
TOTAL LIABILITIES                                                 -    104,807
                                                                  -------------
NET ASSETS                                                          $6,460,181


NET ASSETS BY SOURCE
Capital received from investors                                      6,461,741
Net realized capital losses                                             (1,560)

NET ASSETS BY SHARE CLASS

                                                        SHARES
SHARE CLASS                 NET ASSETS      /      OUTSTANDING     =       NAV
Sweep Shares                $3,897,125               3,898,527           $1.00
Value Advantage Shares      $2,563,056               2,563,329           $1.00


a Includes illiquid restricted securities worth $43,865, or 0.67% of the fund's investments. The amortized cost for the fund's securities was $6,518,416. During the reporting period, the fund had $1,181,115 in transactions with other SchwabFunds.(R)

FEDERAL TAX DATA
------------------------------------------------------------------------------

COST BASIS OF PORTFOLIO                                             $6,518,416

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                                                 Loss amount:
   2002                                                                   $173
   2004                                                                     93
   2005                                                                     35
   2006                                                                     42
   2007                                                                    259
   2008                                                           +        958
                                                                  -------------
                                                                        $1,560

See the Financial Notes, which are integral to this information.

Statement of
OPERATIONS
For January 1, 2001 through December 31, 2001. All numbers x 1,000.


INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                              $157,439

NET REALIZED GAINS
-------------------------------------------------------------------------------
Net realized gains on investments sold                                     465

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                               21,467 a
Transfer agent and shareholder service fees:
   Sweep Shares                                                         16,752 b
   Value Advantage Shares                                                5,375 b
Trustees' fees                                                              68 c
Custodian and portfolio accounting fees                                    500
Professional fees                                                           58
Registration fees                                                          253
Shareholder reports                                                        238
Other expenses                                                      +       39
                                                                    -----------
Total expenses                                                          44,750
Expense reduction                                                   -   10,089 d
                                                                    -----------
NET EXPENSES                                                            34,661

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                157,439
NET EXPENSES                                                        -   34,661
                                                                    -----------
NET INVESTMENT INCOME                                                  122,778
NET REALIZED GAINS                                                  +      465
                                                                    -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                $123,243

a  Calculated on a graduated basis as a percentage of average daily net assets:
   0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. Prior to June 1, 2001, these percentages were 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion and 0.30% over $20 billion.

b  Calculated as a percentage of average daily net assets as follows:

   TRANSFER AGENT SERVICES:

                                % OF AVERAGE
   SHARE CLASS              DAILY NET ASSETS
   -----------------------------------------
   Sweep Shares                   0.25
   Value Advantage Shares         0.05

   SHAREHOLDER SERVICES:

                                % OF AVERAGE
   SHARE CLASS              DAILY NET ASSETS
   -----------------------------------------
   Sweep Shares                   0.20
   Value Advantage Shares         0.17


   Prior to June 1, 2001, the shareholder services fee for Value Advantage Shares was 0.20%.

c  For the fund's independent trustees only.

d Includes $9,450 from the investment adviser (CSIM) and $639 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least April 30, 2002, as follows:

                                % OF AVERAGE
   SHARE CLASS              DAILY NET ASSETS
   -----------------------------------------
   Sweep Shares                   0.65
   Value Advantage Shares         0.45

   This limit doesn't include interest, taxes and certain non-routine expenses.


See the Financial Notes, which are integral to this information.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- FINANCIALS


Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.


OPERATIONS
-------------------------------------------------------------------------------
                                             1/1/01-12/31/01   1/1/00-12/31/00
Net investment income                             $  122,778        $  171,599
Net realized gains or losses                   +         465              (961)
                                               --------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               123,243           170,638

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Sweep Shares                                          73,669           113,342
Value Advantage Shares                         +      49,109            58,257
                                               --------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME           122,778           171,599

TRANSACTIONS IN FUND SHARES a
-------------------------------------------------------------------------------
SHARES SOLD
Sweep Shares                                      13,033,350        17,669,847
Value Advantage Shares                         +   3,316,593         2,995,788
                                               --------------------------------
TOTAL SHARES SOLD                                 16,349,943        20,665,635

SHARES REINVESTED
Sweep Shares                                          72,176           110,869
Value Advantage Shares                         +      46,166            55,159
                                               --------------------------------
TOTAL SHARES REINVESTED                              118,342           166,028

SHARES REDEEMED
Sweep Shares                                      13,131,183        17,314,654
Value Advantage Shares                         +   2,970,370         2,483,685
                                               --------------------------------
TOTAL SHARES REDEEMED                             16,101,553        19,798,339

NET INCREASE                                         366,732         1,033,324 b

NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                                6,092,984         5,060,621
Total increase                                 +     367,197         1,032,363 c
                                               --------------------------------
END OF PERIOD                                     $6,460,181        $6,092,984



a Because all transactions in this section took place at $1.00 a share, figures for share quantities are the same as for dollars.

b  Represents shares sold plus shares reinvested, minus shares redeemed.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.



See the Financial Notes, which are integral to this information.

SCHWAB
NEW YORK MUNICIPAL MONEY FUND


[PHOTO OF KEVIN SHAUGHNESSY]

     "The events of September 11, in addition to the pre-existing slowdown in the economy, have meant significant shortfalls in revenue for the current fiscal year."

        Portfolio Manager
        Kevin Shaughnessy

KEVIN SHAUGHNESSY, a portfolio manager, is responsible for the day-to-day management of the fund. Prior to joining the firm in 2000, he worked for more than ten years in fixed income portfolio management.


TICKER SYMBOLS

SWEEP SHARES              SWNXX
VALUE ADVANTAGE SHARES    SWYXX

--------------------------------------------------------------------------------
The fund seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and New York state and local personal income tax.
--------------------------------------------------------------------------------

THIS FUND MAY BE APPROPRIATE FOR NEW YORK TAXPAYERS, ESPECIALLY THOSE IN HIGHER TAX BRACKETS WHO ARE SEEKING TRIPLE TAX-EXEMPT INCOME.


MANAGER'S PERSPECTIVE

SHORT-TERM INTEREST RATES DECLINED SHARPLY AND STEADILY THROUGHOUT 2001, PACED BY THE FED'S RATE CUTS. The Fed's 11 interest rate cuts, which began in January and continued into December, left the Federal Funds Rate at 1.75%, its lowest level in more than 40 years. These cuts had the direct effect of reducing yields for money fund investors, taxable and tax-exempt alike.

FALLING INTEREST RATES HELPED SPUR THE ISSUANCE OF SHORT-TERM MUNI SECURITIES. The increased supply kept muni prices low (and yields high) relative to their taxable counterparts. This type of situation normally attracts non-traditional buyers of municipal securities, which in turn creates supply and demand imbalances that limit the upward movement of muni yields. Because of the Fed's rate cuts, we kept our average maturity longer than most of our peers, emphasizing fixed-rate securities. This strategy was effective, as fixed-rate securities outperformed variable rates during 2001.

ECONOMIC WEAKNESS HAS PUSHED THE STATE BUDGET FROM SURPLUS TO DEFICIT. After finishing fiscal 2001 (3/30) with a $3 billion surplus, New York is seeing significant revenue shortfalls, which are estimated to wipe out the surplus and set the stage for a $3 billion dollar budget gap in fiscal 2002. Combined with election-year politics, the economic difficulties are expected to make New York's budget negotiations even more fractious for fiscal 2003. The state's credit ratings are A2, AA and AA from Moody's, Standard & Poor's and Fitch, respectively.

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PERFORMANCE AND FUND FACTS


SEVEN-DAY YIELDS 1 as of 12/31/01

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends during the period. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.


                                                                         VALUE
                                                 SWEEP                 ADVANTAGE
                                                 SHARES                 SHARES
--------------------------------------------------------------------------------
Seven-Day Yield                                   1.06%                  1.30%
--------------------------------------------------------------------------------
Seven-Day Effective Yield                         1.06%                  1.31%
--------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent
Effective Yield 3                                 1.94%                  2.40%
--------------------------------------------------------------------------------

WEIGHTED AVERAGE MATURITY during the year

Money Funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]

                  NY Municipal
                   Money Fund
31-Dec-00              52
31-Jan-01              55
28-Feb-01              41
31-Mar-01              32
30-Apr-01              27
31-May-01              22
30-Jun-01              29
31-Jul-01              47
31-Aug-01              50
30-Sep-01              52
31-Oct-01              53
30-Nov-01              47
31-Dec-01              46


PORTFOLIO COMPOSITION 2 as of 12/31/01

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.


BY STATE
----------------------------------------------------------

[PIE CHART]

1.     95.5%    New York
2.      4.5%    Puerto Rico


BY CREDIT QUALITY
----------------------------------------------------------

[PIE CHART]

1.    100.0%    Tier 1




1 A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

2 Composition of the fund's portfolio is as of 12/31/01 and is not indicative of holdings after that date.

3 Taxable-equivalent yield assumes a 2001 maximum combined federal regular income and New York state and New York City personal income tax rate of 45.49%.

SCHWAB NEW YORK MUNICIPAL MONEY FUND -- FINANCIALS


FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. These figures have been audited by PricewaterhouseCoopers LLP.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.


FINANCIAL HIGHLIGHTS

                                               1/1/01-     1/1/00-     1/1/99-     1/1/98-     1/1/97-
SWEEP SHARES                                   12/31/01    12/31/00    12/31/99    12/31/98    12/31/97
---------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            1.00        1.00        1.00        1.00        1.00
                                               ----------------------------------------------------------
Income from investment operations:
    Net investment income                         0.02        0.03        0.03        0.03        0.03
                                               ----------------------------------------------------------
Less distributions:
    Dividends from net investment income         (0.02)      (0.03)      (0.03)      (0.03)      (0.03)
                                               ----------------------------------------------------------
Net asset value at end of period                  1.00        1.00        1.00        1.00        1.00
                                               ==========================================================
Total return (%)                                  2.06        3.39        2.59        2.78        2.96

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                              0.69        0.69 1      0.69        0.69        0.69 1
Expense reductions reflected in above ratio       0.17        0.18        0.22        0.28        0.33
Ratio of net investment income to
  average net assets                              2.04        3.35        2.57        2.73        2.93
Net assets, end of period ($ x 1,000,000)          889         798         604         468         357



1 Would have been 0.70% if certain non-routine expenses (proxy fees) had been included.


See the Financial Notes, which are integral to this information.

SCHWAB NEW YORK MUNICIPAL MONEY FUND -- FINANCIALS



                                               1/1/01-     1/1/00-     1/1/99-     1/1/98-     1/1/97-
VALUE ADVANTAGE SHARES                         12/31/01    12/31/00    12/31/99    12/31/98    12/31/97
---------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            1.00        1.00        1.00        1.00        1.00
                                               ---------------------------------------------------------
Income from investment operations:
    Net investment income                         0.02        0.04        0.03        0.03        0.03
                                               ---------------------------------------------------------
Less distributions:
    Dividends from net investment income         (0.02)      (0.04)      (0.03)      (0.03)      (0.03)
                                               ---------------------------------------------------------
Net asset value at end of period                  1.00        1.00        1.00        1.00        1.00
                                               =========================================================
Total return (%)                                  2.30        3.64        2.83        3.03        3.21

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                              0.45        0.45 1      0.45        0.45        0.45 1
Expense reductions reflected in above ratio       0.19        0.22        0.26        0.33        0.40
Ratio of net investment income to
  average net assets                              2.23        3.59        2.81        2.96        3.18
Net assets, end of period ($ x 1,000,000)          604         419         296         238         126





1 Would have been 0.46% if certain non-routine expenses (proxy fees) had been included.


See the Financial Notes, which are integral to this information.

PORTFOLIO HOLDINGS
As of December 31, 2001.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

+ Credit-enhanced security
o Illiquid restricted security
/ Variable-rate security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary (in "How to Read This Report").

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

100.0%  MUNICIPAL SECURITIES
        Market Value: $1,485,399
        Cost: $1,485,399
---------------------------------
100.0%  TOTAL INVESTMENTS
        Market Value: $1,485,399
        Cost: $1,485,399


   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

   MUNICIPAL SECURITIES 100.0% of investments

   NEW YORK 95.5%

+/ ALBANY, NEW YORK IDA
   IDRB (Newkirk Products Project)
     Series 1995A 1.70%, 01/07/02                           1,000          1,000
   IDRB (United Cerebral Palsy
     Project) Series B 1.60%,
     01/07/02                                              11,455         11,455

   CENTRAL ISLIP, NEW YORK UNIFIED
   FREE SCHOOL DISTRICT
   TAN 2.68%, 06/28/02                                     27,000         27,073

+/ CHAUTAQUA COUNTY, NEW YORK IDA
   Civic Facilities RB (Jamestown
     Center City Development
     Project) Series 2000A 1.65%,
     01/07/02                                               3,950          3,950

+/ CHENANGO COUNTY, NEW YORK IDA
   IDRB (Baille Lumber Project)
     Series 2000A 1.90%, 01/07/02                           5,551          5,551

   CONNETQUOT, NEW YORK CENTRAL
   SCHOOL DISTRICT OF ISLIP
   TAN 2.65%, 06/28/02                                     21,000         21,053

+/ DUTCHESS COUNTY, NEW YORK IDA
   IDRB (Mechtroncis Corp.
     Project) Series 1998 1.65%,
     01/07/02                                               3,325          3,325
   IDRB (Trinity Pawling School
     Corp. Project) 1.65%, 01/07/02                         3,300          3,300

   EAST MEADOW, NEW YORK UNION
   FREE SCHOOL DISTRICT
   BAN 2.54%, 08/23/02                                     13,000         13,047

+/ HERKIMER COUNTY, NEW YORK IDA
   Civic Facilities RB (Templeton
     Foundation Project) 1.85%,
     01/07/02                                               2,200          2,200

+/ ISLIP, NEW YORK IDA
   IDRB (Magnum Reality Creative
     Bath Products Project) 1.65%,
     01/07/02                                                 640            640

+/ JAY STREET DEVELOPMENT CORP.,
   NEW YORK
   Lease RB (Jay Street Project)
     Series A-1 1.45%, 01/07/02                            13,300         13,300


See the Financial Notes, which are integral to this information.

SCHWAB NEW YORK MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

   LONG ISLAND, NEW YORK POWER
   AUTHORITY
+/ Electric System RB Subseries
     2A 1.45%, 01/07/02                                    14,400         14,400
+/ Electric System RB Subseries
     2B 1.80%, 01/01/02                                       700            700
+/ Electric System RB Subseries
     3A 1.50%, 01/07/02                                    13,000         13,000
+/ Electric System RB Subseries
     3B 1.80%, 01/07/02                                     8,800          8,800
+/ Electric System RB Subseries
     7B 1.45%, 01/07/02                                     5,000          5,000
+/ Electric System RB TOB Series
     1998A 1.49%, 01/07/02                                  1,900          1,900
+/ Electric System RB TOBP
     (PA 824) 1.51%, 01/07/02                               4,365          4,365
+/ Electric System RB TOBP
     (PA-522) 1.51%, 01/07/02                              21,000         21,000
+/ Electric System RB TOBP
     (PA-565) 1.51%, 01/07/02                              10,000         10,000
+/ Electric System Sub Lein
     RB Subseries 2C 1.80%,
     01/01/02                                               3,500          3,500
   TECP 1.70%, 01/07/02                                    12,000         12,000

   METROPOLITAN, NEW YORK
   TRANSPORTATION AUTHORITY
   TECP 1.50%, 03/05/02                                    15,000         15,000

+/ MONROE COUNTY, NEW YORK
   IDRB (ENBI Corp. Lease Rent
     Project) Series 1988 1.50%,
     01/07/02                                               2,000          2,000

   NASSAU COUNTY, NEW YORK
   GO Series A
     2.60%, 01/01/02                                        2,250          2,250
     2.70%, 07/01/02                                        4,895          4,950

   NASSAU COUNTY, NEW YORK
   INTERIM FINANCE AUTHORITY
   BAN Series 2001B-2 1.55%,
     09/12/02                                              25,000         25,163
   BAN Series A-1
     2.50%, 03/14/02                                       16,015         16,054
     2.50%, 04/11/02                                       19,000         19,064

+/ NEW YORK CITY, NEW YORK
   GO Series 1992D 1.55%,
     01/07/02                                               4,300          4,300
   GO Subseries 1994H-2 1.80%,
     01/01/02                                               1,800          1,800
   GO Subseries A-6 1.80%,
     01/01/02                                               5,000          5,000
   GO Subseries A-8 1.40%,
     01/07/02                                               5,000          5,000
   GO Subseries B-4 1.90%,
     01/01/02                                               1,000          1,000
   GO Subseries H-2 1.80%,
     01/01/02                                               8,000          8,000
   GO Subseries H-3 1.80%,
     01/01/02                                               9,000          9,000
   GO TOB (CoreStates Merlot
     Program Project) Series
     1997C 1.64%, 01/07/02                                 26,000         26,000
   GO TOB Series 394 1.55%,
     01/07/02                                               6,920          6,920
   GO TOB Series F 1.61%,
     01/07/02                                               3,395          3,395
   M/F Rental Housing RB (Tribeca
     Tower Project) Series 1997A
     1.50%, 01/07/02                                        9,600          9,600

+/ NEW YORK CITY, NEW YORK HEALTH
   & HOSPITAL CORP.
   RB TOBP (PA-555) 1.46%,
     01/07/02                                              17,620         17,620

+/ NEW YORK CITY, NEW YORK
   HOUSING DEVELOPMENT CORP.
   M/F Housing RB (100 Jane
     Street Development Project)
     Series A 1.55%, 01/07/02                               6,525          6,525
   M/F Housing RB (15th Street
     Development Project)
     (Bayerische Hypotheken E41)
     1.55%, 01/07/02                                       39,000         39,000
   M/F Housing RB (One Columbus
     Project) Series A 1.55%,
     01/07/02                                              20,700         20,700
   M/F Rental Housing RB (Lyric
     Development Project) Series
     2001A 1.55%, 01/07/02                                  2,000          2,000

+/ NEW YORK CITY, NEW YORK IDA
   Civic Facility RB (Jewish Board
     of Family Services Project)
     1.55%, 01/07/02                                       15,820         15,820
   RB TOBP (PT-459) 1.51%,
     01/07/02                                               4,265          4,265
   Special Facility RB (Korean
     Airlines Co. Project) Series
     1997A 1.60%, 01/07/02                                  7,400          7,400

See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

+/ NEW YORK CITY, NEW YORK
   MUNICIPAL FINANCING AUTHORITY
   Water & Sewer System RB TOB
     1.46%, 01/07/02                                        4,995          4,995

+/ NEW YORK CITY, NEW YORK
   MUNICIPAL ACCEPTANCE CORP.
   TOB / (Merrill Lynch Capital
     Services Liquidity & Merrill
     Lynch & Co. Guarantee)
     1.51%, 01/07/02                                       23,445         23,445

   NEW YORK CITY, NEW YORK
   MUNICIPAL WATER FINANCE
   AUTHORITY
   RB 1.50%, 06/15/02                                       2,000          2,064
 + TECP
     2.25%, 01/03/02                                        7,400          7,400
     1.40%, 01/08/02                                       14,600         14,600
     2.00%, 01/10/02                                        5,000          5,000
+/ Water & Sewer System RB
     Series 1995A 1.80%, 01/01/02                           1,600          1,600
+/ Water & Sewer System Revenue
     TOBP (PA-492) 1.46%,
     01/07/02                                               3,250          3,250
+/ Water & Sewer System Revenue
     TOBP (PA-523) Series 1999B
     1.46%, 01/07/02                                       18,235         18,235
+/ Water & Sewer System Revenue
     TOBP (PA-838) 1.54%,
     01/07/02                                               4,995          4,995

 + NEW YORK CITY, NEW YORK TRANSIT
   CULTURAL RESOURCE
 / RB (American Museum of
     Natural History Project) Series
     1993A 1.40%, 01/07/02                                  5,475          5,475
   RB (American Museum of
     Natural History Project) Series
     1999B 2.60%, 07/01/02                                  8,000          8,000

   NEW YORK CITY, NEW YORK
   TRANSITIONAL FINANCE AUTHORITY
   BAN (New York City Recovery
     Notes) Series 2001A 2.06%,
     10/02/02                                              20,000         20,174
   BAN (New York City Recovery
     Notes) Series 2001A 2.13%,
     10/02/02                                              20,000         20,165
+/ RB (Future Tax Secured Project)
     Series 2001B 1.80%, 01/01/02                           1,300          1,300
 o RB TOBP (PA-917) 2.15%,
     05/01/02                                              14,545         14,545
+/ TOB 1.49%, 01/07/02                                     22,720         22,720
+/ TOB Series 283 1.46%, 01/07/02                           3,700          3,700

 + NEW YORK LOCAL GOVERNMENT
   ASSISTANCE CORP.
 o TOB Series 2000-23 2.00%,
     03/27/02                                              20,965         20,965
 / TOB Series 468X 1.51%,
     01/07/02                                               9,995          9,995

+/ NEW YORK STATE
   Environmental Pollution Control
     RB TOB Series 1994D 1.49%,
     01/07/02                                              17,050         17,050

 + NEW YORK STATE DORMITORY
   AUTHORITY
 / Lease RB TOB Series 493
     1.46%, 01/07/02                                        2,180          2,180
 / RB (New York Foundling
     Charitable Corp. Project)
     1.40%, 01/07/02                                        4,760          4,760
 / RB Series 1989D 1.55%,
     01/07/02                                               5,000          5,000
 o RB TOB Series 2000-15 2.65%,
     02/14/02                                              47,030         47,030
 / RB TOB Series 2001D 1.54%,
     01/07/02                                               2,900          2,900
 / TOB 1.49%, 01/07/02                                     12,375         12,375

+/ NEW YORK STATE ENERGY
   RESEARCH & DEVELOPMENT AUTHORITY
   Facility RB (Con Edison Co.
     Project) Subseries A-1 1.50%,
     01/07/02                                               5,000          5,000
   Facility RB (Con Edison Co.
     Project) Subseries A-2 1.45%,
     01/07/02                                               5,000          5,000
   Facility RB (Con Edison Co.
     Project) Subseries A-3 1.65%,
     01/07/02                                               4,000          4,000
   Gas Facilities RB TOB Series
     379 1.46%, 01/07/02                                   14,125         14,125
   Pollution Control RB (New York
     State Electric & Gas
     Corporation Project) Series
     1994D 1.80%, 01/07/02                                  2,300          2,300

See the Financial Notes, which are integral to this information.

SCHWAB NEW YORK MUNICIPAL MONEY FUND -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

   Pollution Control RB (Niagara
     Mohawk Power Project)
     Series A 1.90%, 01/01/02                               1,300          1,300
   TOB (Eagle Trust) Series 1994A
     1.49%, 01/07/02                                       14,850         14,850

   NEW YORK STATE ENVIRONMENTAL
   TECP 1.30%, 02/06/02                                    44,000         44,000

+/ NEW YORK STATE HFA
   Housing RB (345 East 94th
     Street Housing Project) 1.45%,
     01/07/02                                               3,800          3,800
   Housing RB (345 East 94th
     Street Housing Project) 1.45%,
     01/07/02                                              18,400         18,400
   Housing RB (East 84th Street
     Project) Series 1995A 1.50%,
     01/07/02                                               1,500          1,500
   Housing RB (Union Square
     South Housing Project) 1.50%,
     01/07/02                                              15,400         15,400
   Housing RB (Worth Street
     Housing Project) Series A
     1.55%, 01/07/02                                       10,000         10,000
   M/F Housing RB Series 1999A
     1.55%, 01/07/02                                       17,500         17,500
   RB (101 West End Ave) Series
     A 1.55%, 01/07/02                                     14,400         14,400
   RB (150 East 44th Street
     Project) Series 2000A 1.55%,
     01/07/02                                              51,000         51,000
   RB (70 Battery Place Project)
     Series 1999A 1.70%, 01/07/02                           8,500          8,500
   RB (Chelsea Arms Housing
     Project) Series 1998A 1.55%,
     01/07/02                                              18,000         18,000
   RB (Tribeca Landing) Series
     1997A 1.50%, 01/07/02                                  4,500          4,500
   RB (Tribeca Landing) Series
     1997A 1.55%, 01/07/02                                 13,000         13,000
   RB (West 20th Street Project)
     Series 2001A 1.47%, 01/07/02                          30,600         30,600
   RB (West 38th Street Project)
     Series 2001A 1.45%, 01/07/02                           5,200          5,200
   RB Series 1997A 1.50%,
     01/07/02                                              27,900         27,900
   Service Contract Obligation RB
     Series 2001A 1.45%, 01/07/02                           5,000          5,000

+/ NEW YORK STATE LOCAL
   GOVERNMENT ASSISTANCE CORP.
   RB Series 1994B 1.40%,
     01/07/02                                               2,500          2,500
   RB Series 1995D 1.50%,
     01/07/02                                               7,900          7,900
   RB Series 1995F 1.40%,
     01/07/02                                               1,500          1,500
   RB Series 1995G 1.40%,
     01/07/02                                              11,350         11,350
   TOB 1.49%, 01/07/02                                      9,900          9,900

+/ NEW YORK STATE MEDICAL CARE
   FACILITIES FINANCING AGENCY
   RB (Pooled Equipment Loan
     Program 1) 1.45%, 01/07/02                             5,100          5,100

+/ NEW YORK STATE MEDICAL CARE
   FACILITY
   TOBP (PT-154) 1.46%, 01/07/02                            3,175          3,175

 + NEW YORK STATE MORTGAGE AGENCY
 / RB TOB (Homeowners
     Mortgage) Series 77-A 1.54%,
     01/07/02                                              11,860         11,860
 / RB TOB Series B3 1.29%,
     01/07/02                                               4,800          4,800
 o RB TOBP (PA-153C) 2.75%,
     02/21/02                                               4,640          4,640
 o RB TOBP (PA-627R) 2.75%,
     02/21/02                                              13,995         13,995
 o RB TOBP (PA-628R) 2.75%,
     02/14/02                                               5,335          5,335
 / RB TOBP (PA-907) 1.51%,
     01/07/02                                               5,495          5,495
 / RB TOBP (PT-260) 1.51%,
     01/07/02                                               8,115          8,115
 / TOB Series 1999F 1.54%,
     01/07/02                                              24,795         24,795

   NEW YORK STATE POWER AUTHORITY
   Revenue & General Purpose
     Refunding Bond Series 1991Z
     4.14%, 01/01/02                                        5,000          5,100
   TECP 1.30%, 02/06/02                                    12,500         12,500

+/ NEW YORK STATE THRUWAY AUTHORITY
   General Revenue TOB Series
     456 1.44%, 01/07/02                                    6,995          6,995

See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

+/ NEW YORK STATE TRIBOROUGH
   BRIDGE & TUNNEL AUTHORITY
   RB Series 1999C 1.45%,
     01/07/02                                              14,750         14,750
   Special Obligation RB Series C
     1.40%, 01/07/02                                       13,900         13,900

   NEW YORK STATE URBAN
   DEVELOPMENT CORP.
   Correctional Capital Facilities
     RB Series 3 1.90%, 01/01/02                            5,000          5,100

+/ NIAGARA COUNTY, NEW YORK
   IDRB (Allegheny Ludlum Steel
     Co. Project) Series 1984
     1.60%, 01/07/02                                       10,000         10,000

+/ PORT AUTHORITY OF NEW YORK &
   NEW JERSEY
   TOB Series 153 1.55%, 01/07/02                             200            200

+/ POUGHKEEPSIE, NEW YORK IDA
   IDRB (Eastman & Bixby Project)
     Series 2000B 1.55%, 01/07/02                           3,000          3,000

   SACHEM, NEW YORK CENTRAL
   SCHOOL DISTRICT OF HOLBROOK
   TAN 2.65%, 06/27/02                                     23,500         23,558

+/ SCHENECTADY, NEW YORK
   IDRB (Fortitech Holding Corp.
     Project) Series 1995A 1.70%,
     01/07/02                                               1,000          1,000

   SUFFOLK COUNTY, NEW YORK
   TAN 2.12%, 09/10/02                                     25,000         25,149

   TRIBOROUGH, NEW YORK BRIDGE &
   TUNNEL AUTHORITY
+/ General Purpose RB Series
     2001B 1.40%, 01/07/02                                 25,000         25,000
   General Purpose Revenue BAN
     2001A
     2.90%, 01/17/02                                        5,000          5,004
     3.20%, 01/17/02                                        5,000          5,004
+/ Special Obligation Refunding
     Bond Series 2000A 1.50%,
     01/07/02                                               2,000          2,000

   WEST BABYLON, NEW YORK UNION
   FREE SCHOOL DISTRICT
   TAN 2.65%, 06/27/02                                      6,000          6,013

+/ WESTCHESTER COUNTY, NEW YORK
   IDA
   IDRB (Levister Redevelopment
     Co., LLC) Series A 1.55%,
     01/07/02                                               7,000          7,000
   IDRB (Levister Redevelopment
     Co., LLC) Series B 1.55%,
     01/07/02                                               6,000          6,000

+/ YONKERS, NEW YORK CIVIC
   FACILITIES
   IDRB (Consumers Union Facility
     Project) Series 1989
     1.50%, 01/07/02                                        1,300          1,300
   IDRB (Consumers Union Facility
     Project) Series 1991
     1.50%, 01/07/02                                          700            700
   IDRB (Consumers Union Facility
     Project) Series 1994
     1.50%, 01/07/02                                        1,740          1,740
                                                                      ----------
                                                                       1,419,051

   PUERTO RICO 4.5%

   GOVERNMENT DEVELOPMENT BANK
   FOR PUERTO RICO
   TECP
     1.70%, 01/24/02                                       23,800         23,800
     1.35%, 02/20/02                                       10,000         10,000
     1.30%, 04/08/02                                       11,000         11,000

 + PUERTO RICO COMMONWEALTH
   GO 1.50%, 07/01/02                                      10,660         11,048
 / Public Improvement TOB
     Series 3 1.41%, 01/07/02                                 600            600

+o PUERTO RICO HOUSING FINANCE
   CORP
   RB TOB Series J 1.90%,
     04/18/02                                               9,900          9,900
                                                                      ----------
                                                                          66,348



--------------------------------------------------------------------------------
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.






See the Financial Notes, which are integral to this information.

SCHWAB NEW YORK MUNICIPAL MONEY FUND -- FINANCIALS


Statement of
ASSETS AND LIABILITIES
As of December 31, 2001. All numbers x 1,000 except NAV.


ASSETS
-------------------------------------------------------------------------------
Investments, at market value                                        $1,485,399 a
Cash                                                                       464
Receivables:
   Fund shares sold                                                      1,333
   Interest                                                              6,968
Prepaid expenses                                                  +         19
                                                                  -------------
TOTAL ASSETS                                                         1,494,183

LIABILITIES
-------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                  1,317
   Dividends to shareholders                                                91
   Investment adviser and administrator fees                                25
   Transfer agent and shareholder service fees                              43
Accrued expenses                                                  +         98
                                                                  -------------
TOTAL LIABILITIES                                                        1,574

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                         1,494,183
TOTAL LIABILITIES                                                 -      1,574
                                                                  -------------
NET ASSETS                                                          $1,492,609


NET ASSETS BY SOURCE
Capital received from investors                                      1,492,924
Net realized capital losses                                               (315)

NET ASSETS BY SHARE CLASS

                                                      SHARES
SHARE CLASS                 NET ASSETS      /      OUTSTANDING     =        NAV
Sweep Shares                  $888,861                 889,124            $1.00
Value Advantage Shares        $603,748                 603,863            $1.00



a Includes illiquid restricted securities worth $116,410, or 7.84% of the fund's investments. The amortized cost for the fund's securities was $1,485,399. During the reporting period, the fund had $713,052 in transactions with other SchwabFunds.(R)


FEDERAL TAX DATA
-------------------------------------------------------------------------------

COST BASIS OF PORTFOLIO                                              $1,485,411

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                                                  Loss amount:
   2003                                                                      $6
   2004                                                                       9
   2006                                                                       6
   2007                                                                      53
   2008                                                                     186
   2009                                                            +         43
                                                                   -------------
                                                                           $303



See the Financial Notes, which are integral to this information.

Statement of
OPERATIONS
For January 1, 2001 through December 31, 2001. All numbers x 1,000.



INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                               $37,974

NET REALIZED LOSSES
-------------------------------------------------------------------------------
Net realized losses on investments sold                                    (54)

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                5,207 a
Transfer agent and shareholder service fees:
   Sweep Shares                                                          3,821 b
   Value Advantage Shares                                                1,279 b
Trustees' fees                                                              28 c
Custodian and portfolio accounting fees                                    267
Professional fees                                                           31
Registration fees                                                          116
Shareholder reports                                                         66
Other expenses                                                      +       12
                                                                    -----------
Total expenses                                                          10,827
Expense reduction                                                   -    2,480 d
                                                                    -----------
NET EXPENSES                                                             8,347

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 37,974
NET EXPENSES                                                        -    8,347
                                                                    -----------
NET INVESTMENT INCOME                                                   29,627
NET REALIZED LOSSES                                                 +      (54)
                                                                    -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $29,573


a  Calculated on a graduated basis as a percentage of average daily net assets:
   0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. Prior to June 1, 2001, these percentages were 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion and 0.30% over $20 billion.


b  Calculated as a percentage of average daily net assets as follows:

   TRANSFER AGENT SERVICES:

                                % OF AVERAGE
   SHARE CLASS              DAILY NET ASSETS
   -----------------------------------------
   Sweep Shares                   0.25
   Value Advantage Shares         0.05

   SHAREHOLDER SERVICES:

                                % OF AVERAGE
   SHARE CLASS              DAILY NET ASSETS
   -----------------------------------------
   Sweep Shares                0.20
   Value Advantage Shares      0.17

   Prior to June 1, 2001, the shareholder services fee for Value Advantage Shares was 0.20%.

c  For the fund's independent trustees only.

d Includes $2,363 from the investment adviser (CSIM) and $117 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least April 30, 2002, as follows:

                                % OF AVERAGE
   SHARE CLASS              DAILY NET ASSETS
   -----------------------------------------
   Sweep Shares                0.69
   Value Advantage Shares      0.45

   This limit doesn't include interest, taxes and certain non-routine expenses.



See the Financial Notes, which are integral to this information.

SCHWAB NEW YORK MUNICIPAL MONEY FUND -- FINANCIALS


Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.

OPERATIONS
-------------------------------------------------------------------------------
                                             1/1/01-12/31/01    1/1/00-12/31/00
Net investment income                            $   29,627         $   35,802
Net realized losses                            +        (54)              (187)
                                               --------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               29,573             35,615

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Sweep Shares                                         17,301             23,446
Value Advantage Shares                         +     12,326             12,356
                                               --------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME           29,627             35,802

TRANSACTIONS IN FUND SHARES a
-------------------------------------------------------------------------------
SHARES SOLD
Sweep Shares                                      2,857,059          3,321,113
Value Advantage Shares                         +    720,805            555,726
                                               --------------------------------
TOTAL SHARES SOLD                                 3,577,864          3,876,839

SHARES REINVESTED
Sweep Shares                                         16,899             22,830
Value Advantage Shares                         +     11,690             11,614
                                               --------------------------------
TOTAL SHARES REINVESTED                              28,589             34,444

SHARES REDEEMED
Sweep Shares                                      2,782,798          3,150,196
Value Advantage Shares                         +    547,669            444,187
                                               --------------------------------
TOTAL SHARES REDEEMED                             3,330,467          3,594,383

NET INCREASE                                        275,986            316,900 b

NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                               1,216,677            899,964
Total increase                                 +    275,932            316,713 c
                                               --------------------------------
END OF PERIOD                                    $1,492,609         $1,216,677



a Because all transactions in this section took place at $1.00 a share, figures for share quantities are the same as for dollars.

b  Represents shares sold plus shares reinvested, minus shares redeemed.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.



See the Financial Notes, which are integral to this information.

SCHWAB
NEW JERSEY MUNICIPAL MONEY FUND

[PHOTO OF KEVIN SHAUGHNESSY]

     "The national economic downturn and the aftereffects of September 11 have been damaging. Further shortfalls will need to be addressed either through spending cuts or new revenue sources."

         Portfolio Manager
         Kevin Shaughnessy

KEVIN SHAUGHNESSY, a portfolio manager, is responsible for the day-to-day management of the fund. Prior to joining the firm in 2000, he worked for more than ten years in fixed income portfolio management.


TICKER SYMBOL     SWJXX

--------------------------------------------------------------------------------
The fund seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and New Jersey personal income tax.
--------------------------------------------------------------------------------

THIS FUND MAY BE APPROPRIATE FOR NEW JERSEY TAXPAYERS, ESPECIALLY THOSE IN HIGHER TAX BRACKETS WHO ARE SEEKING DOUBLE TAX-EXEMPT INCOME.


MANAGER'S PERSPECTIVE

SHORT-TERM INTEREST RATES DECLINED SHARPLY AND STEADILY THROUGHOUT 2001, PACED BY THE FED'S RATE CUTS. The Fed's 11 interest rate cuts, which began in January and continued into December, left the Federal Funds Rate at 1.75%, its lowest level in more than 40 years. These cuts had the direct effect of reducing yields for money fund investors, taxable and tax-exempt alike.

FALLING INTEREST RATES HELPED SPUR THE ISSUANCE OF SHORT-TERM MUNI SECURITIES. The increased supply kept muni prices low (and yields high) relative to their taxable counterparts. This type of situation normally attracts non-traditional buyers of municipal securities, which in turn creates supply and demand imbalances that limit the upward movement of muni yields. Because of the Fed's rate cuts, we kept our average maturity longer than most of our peers, emphasizing fixed-rate securities. This strategy was effective, as fixed-rate securities outperformed variable rates during 2001.

NEW JERSEY ENDED FISCAL 2001 (6/30) WITH A $1.2 BILLION SURPLUS, BUT FACES A $1.3 BILLION SHORTFALL IN FISCAL 2002. Last year's surplus will nearly cover the current shortfall, but fiscal discipline will be needed going forward. Still, we anticipate the state will successfully close any shortfalls in fiscal 2002 and will deliver a balanced budget for fiscal 2003. The state's ratings are Aa1 (negative outlook), AA+ (rating watch negative) and AA+ from Moody's, Standard & Poor's and Fitch, respectively.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

PERFORMANCE AND FUND FACTS


SEVEN-DAY YIELDS 1 as of 12/31/01

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends during the period. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.


--------------------------------------------------------------------------------
Seven-Day Yield                                                            1.04%
--------------------------------------------------------------------------------
Seven-Day Effective Yield                                                  1.05%
--------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Effective Yield 3                             1.84%
--------------------------------------------------------------------------------


WEIGHTED AVERAGE MATURITY during the year

Money Funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]

31-Dec-00              71
31-Jan-01              60
28-Feb-01              48
31-Mar-01              44
30-Apr-01              36
31-May-01              24
30-Jun-01              41
31-Jul-01              56
31-Aug-01              66
30-Sep-01              57
31-Oct-01              57
30-Nov-01              46
31-Dec-01              45



PORTFOLIO COMPOSITION 2 as of 12/31/01

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.


BY STATE
---------------------------------------------------------

[PIE CHART]

1.     91.3%    New Jersey
2.      4.4%    Pennsylvania
3.      3.2%    Puerto Rico
4.      1.1%    Delaware


BY CREDIT QUALITY
---------------------------------------------------------

[PIE CHART]

1.    100.0%    Tier 1




1 A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

2 Composition of the fund's portfolio is as of 12/31/01 and is not indicative of holdings after that date.

3 Taxable-equivalent yield assumes a 2001 maximum combined federal regular income and New Jersey state personal income tax rate of 42.98%.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND -- FINANCIALS


FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. These figures have been audited by PricewaterhouseCoopers LLP.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.


FINANCIAL HIGHLIGHTS

                                               1/1/01-     1/1/00-     1/1/99-     2/2/98 4-
                                               12/31/01    12/31/00    12/31/99    12/31/98
---------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------
Net asset value at beginning of period            1.00        1.00        1.00        1.00
                                               ----------------------------------------------
Income from investment operations:
   Net investment income                          0.02        0.03        0.03        0.03
                                               ----------------------------------------------
Less distributions:
   Dividends from net investment income          (0.02)      (0.03)      (0.03)      (0.03)
                                               ----------------------------------------------
Net asset value at end of period                  1.00        1.00        1.00        1.00
                                               ==============================================
Total return (%)                                  2.13        3.38        2.58        2.60 2

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                              0.65        0.65 3      0.65        0.65 1
Expense reductions reflected in above ratio       0.25        0.27        0.29        0.48 1
Ratio of net investment income to
  average net assets                              2.08        3.35        2.60        2.75 1
Net assets, end of period ($ x 1,000,000)          382         321         206          98




1  Annualized.

2  Not annualized.

3 Would have been 0.66% if certain non-routine expenses (proxy fees) had been included.

4  Commencement of operations.



See the Financial Notes, which are integral to this information.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND -- FINANCIALS

PORTFOLIO HOLDINGS
As of December 31, 2001.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

+ Credit-enhanced security
o Illiquid restricted security
/ Variable-rate security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary (in "How to Read This Report").


ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

100.0%  MUNICIPAL SECURITIES
        Market Value: $380,176
        Cost: $380,176
-------------------------------
100.0%  TOTAL INVESTMENTS
        Market Value: $380,176
        Cost: $380,176


   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

   MUNICIPAL SECURITIES 100.0% of investments

   DELAWARE 1.1%

+/ DELAWARE RIVER & BAY AUTHORITY
   RB Series B 1.40%, 01/07/02                              4,200          4,200

   NEW JERSEY 91.3%

   BERGEN COUNTY, NEW JERSEY
   General Improvement GO
     2.57%, 07/15/02                                        1,800          1,813
   Special Services GO (Vocational
     School Project) 2.57%,
     07/15/02                                                 400            403

   EAST BRUNSWICK TOWNSHIP,
   NEW JERSEY
   BAN
     4.20%, 01/04/02                                        4,368          4,368
     2.65%, 07/26/02                                        7,000          7,023

 + ESSEX COUNTY, NEW JERSEY
   General Improvement GO
     2.56%, 06/01/02                                        3,150          3,171

+/ ESSEX COUNTY, NEW JERSEY
   IMPROVEMENT AUTHORITY
   Lease Revenue TOBP (PA-648)
     1.48%, 01/07/02                                        5,995          5,995

+/ ESSEX COUNTY, NEW JERSEY
   PUBLIC IMPROVEMENT AUTHORITY
   RB (County Asset Sale Project)
     Series 1995 1.50%, 01/07/02                            1,000          1,000

   MONMOUTH COUNTY, NEW JERSEY
   General Improvement GO
     2.60%, 07/15/02                                        1,055          1,063

   MONMOUTH COUNTY, NEW JERSEY
   COUNTY COLLEGE
   GO 2.60%, 07/15/02                                         600            604

+/ MONMOUTH COUNTY, NEW JERSEY
   IMPROVEMENT AUTHORITY
   RB (Pooled Government Loan
     Program) 1.40%, 01/07/02                               6,000          6,000

   NEW BRUNSWICK, NEW JERSEY
   BAN 2.63%, 08/21/02                                     10,000         10,038

   NEW JERSEY ECONOMIC
   DEVELOPMENT AUTHORITY
 + Market Transition Facility RB
     Series 1994A 2.70%, 07/01/02                           1,120          1,135


See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

 + Municipal Loan Pool RB 2.25%,
     09/15/02                                                 900            908
+/ Natural Gas Facilities RB
     (New Jersey Natural Gas Co.)
     Series 1998C 1.40%, 01/07/02                           2,600          2,600
+/ Natural Gas Facilities RB TOB
     (Nui Corp. Project) Series 161
     1.56%, 01/07/02                                        1,525          1,525
+/ Natural Gas Facilities RB TOB
     Series 371 1.53%, 01/07/02                             3,000          3,000
+/ Natural Gas Facilities Revenue
     Refunding Bond (New Jersey
     Natural Gas Co.) Series
     1998B 1.40%, 01/07/02                                  1,400          1,400
+/ RB (500 International Partners
     Project) 1.50%, 01/07/02                               5,800          5,800
+/ RB (Catholic Community
     Services Project) 1.40%,
     01/07/02                                               4,725          4,725
+/ RB (Geriatric Services Housing
     Corp. Project) 1.40%,
     01/07/02                                               7,735          7,735
+/ RB (Graphic Management, Inc.
     Project) 1.40%, 01/07/02                               5,675          5,675
+/ RB (Hamilton Industrial
     Development Project) Series
     1998 1.55%, 01/07/02                                   6,480          6,480
+/ RB (Jewish Home Rockleigh
     Project) Series 1998A 1.55%,
     01/07/02                                               5,000          5,000
+/ RB (Job Haines Home Project)
     1.50%, 01/07/02                                        3,900          3,900
+/ RB (St. James Prep & Social
     Service Project) Series 1998
     1.45%, 01/07/02                                        3,240          3,240
+/ RB (Stone Brothers Secaucus
     Project) 1.71%, 01/07/02                               1,860          1,860
+/ RB (Toys R Us, Inc. Project)
     Series 1984 2.10%, 01/30/02                            3,000          3,000
+/ RB (Wechsler Coffee Corp.
     Project) Series 1998 1.60%,
     01/07/02                                               1,175          1,175
+/ Revenue Refunding Bond (Airis
     Newark, LLC Project) 1.45%,
     01/07/02                                               1,500          1,500
+/ Revenue Refunding Bond
     (Stolthaven Project) Series
     1998A 1.90%, 01/01/02                                    200            200
   School Facilities RB Series
     2001A 2.09%, 06/15/02                                  2,475          2,496
   TECP
     1.90%, 01/08/02                                        5,300          5,300
     1.90%, 01/11/02                                        3,000          3,000
     1.65%, 01/18/02                                       10,000         10,000
+/ Thermal Energy Facilities RB
     (Thermal Energy, Ltd.
     Partnership I Project) Series
     1997 1.65%, 01/07/02                                   4,600          4,600

+/ NEW JERSEY HEALTH CARE
   FACILITIES FINANCING AUTHORITY
   RB (Hackettstown Community
     Hospital Project) 1.50%,
     01/07/02                                               6,900          6,900
   RB (Hospital Capital Asset
     Financing Project) Series
     1985D 1.30%, 01/07/02                                  1,500          1,500
   RB (Princeton Medical Center
     Project) Series 1999A-3
     1.70%, 01/07/02                                        3,100          3,100
   RB Series 2001A 1.40%,
     01/07/02                                               7,700          7,700
   RB Series 2001A1 1.40%,
     01/07/02                                               4,000          4,000
   RB Series 2001A3 1.40%,
     01/07/02                                               4,000          4,000
   RB TOBP (PA-504) 1.48%,
     01/07/02                                               3,400          3,400
   Revenue Refunding Bond
     (Christian Health Project)
     Series 1998B 1.46%, 01/07/02                           6,300          6,300

+/ NEW JERSEY SPORTS &
   EXPOSITION AUTHORITY
   RB Series 1992C 1.30%,
     01/07/02                                               5,000          5,000

   NEW JERSEY STATE
   GO Series 1992D 5.30%,
     02/15/02                                               1,000          1,003
   TECP
     1.40%, 03/06/02                                       18,500         18,500
     1.30%, 03/11/02                                       15,000         15,000
+/ TOB Series 316 1.51%,
     01/07/02                                               6,000          6,000
   TRAN Series 2001C 2.00%,
     06/14/02                                              10,000         10,045

See the Financial Notes, which are integral to this information.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

 + NEW JERSEY STATE EDUCATIONAL
   FACILITIES AUTHORITY
 / RB (Caldwell College) Series
     2000B 1.40%, 01/07/02                                  2,300          2,300
   RB (Seton Hall University
     Project) Series 2001A 2.56%,
     07/01/02                                               2,245          2,261

 + NEW JERSEY STATE HIGHER
   EDUCATION ASSISTANCE AUTHORITY
   Student Loan RB Series 1999B
     2.80%, 06/03/02                                        4,000          4,000

+/ NEW JERSEY STATE HOUSING &
   MORTGAGE FINANCE AGENCY
   RB TOBP (PT-285) 1.52%,
     01/07/02                                              16,880         16,880
   RB TOBP (PT-287) 1.95%,
     01/07/02                                               4,125          4,125

+/ NEW JERSEY STATE
   TRANSPORTATION CORP
   TOB Series 148 1.51%,
     01/07/02                                               4,100          4,100

 + NEW JERSEY STATE
   TRANSPORTATION TRUST FUND
   AUTHORITY
 / TOB Series 2000C 1.61%,
     01/07/02                                              11,495         11,495
 / TOB Series 203 1.51%,
     01/07/02                                               1,995          1,995
 / TOB Series 204 1.56%,
     01/07/02                                               2,685          2,685
   Transportation System RB
     Series 1995B 2.70%, 06/15/02                           1,000          1,010

+/ NEW JERSEY STATE TURNPIKE
   AUTHORITY
   Putters TOB Series 193 1.53%,
     01/07/02                                               5,700          5,700
   RB Series 1991D 1.40%,
     01/07/02                                              18,400         18,400
   RB TOB (Eagle Trust Project)
     1.51%, 01/07/02                                        8,000          8,000
   RB TOBP (PA-719) 1.50%,
     01/07/02                                               5,000          5,000

+/ NORTH HUDSON, NEW JERSEY
   SEWAGE AUTHORITY
   RB Series 2001B 1.75%,
     01/07/02                                               4,000          4,000

   PORT AUTHORITY OF NEW YORK &
   NEW JERSEY
   RB 2.70%, 07/15/02                                       7,850          7,945
+/ Special Obligation RB TOB
     Series 805 1.66%, 01/07/02                             2,295          2,295
   TECP
     2.50%, 01/17/02                                        1,875          1,875
     2.45%, 02/08/02                                        5,200          5,200
+/ TOB Series 153 1.55%, 01/07/02                             170            170
+o TOBP (PA-518) 3.32%, 01/07/02                            6,795          6,795

+/ TRENTON, NEW JERSEY PARKING
   AUTHORITY
   Putters RB TOB Series 221
     1.51%, 01/07/02                                        4,320          4,320

+/ UNION COUNTY, NEW JERSEY
   IMPROVEMENT AUTHORITY
   RB (Cedar Glen Housing Corp.)
     Series 2001A 1.50%, 01/07/02                           6,500          6,500
                                                                      ----------
                                                                         347,231

   PENNSYLVANIA 4.4%

+/ DELAWARE RIVER PORT AUTHORITY
   OF PENNSYLVANIA & NEW JERSEY
   RB TOBP (PA-606) 1.48%,
     01/07/02                                              14,950         14,950
   RB TOBP (PA-611) 1.48%,
     01/07/02                                               1,695          1,695
                                                                      ----------
                                                                          16,645

   PUERTO RICO 3.2%

   GOVERNMENT DEVELOPMENT BANK
   FOR PUERTO RICO
   TECP
     1.65%, 01/23/02                                        3,300          3,300
     1.35%, 02/20/02                                        1,500          1,500
     1.30%, 04/08/02                                        6,600          6,600

+/ PUERTO RICO COMMONWEALTH
   Public Improvement TOB
     Series 3 1.41%, 01/07/02                                 700            700
                                                                      ----------
                                                                          12,100


--------------------------------------------------------------------------------
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.





See the Financial Notes, which are integral to this information.

Statement of
ASSETS AND LIABILITIES
As of December 31, 2001. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at market value                                          $380,176 a
Cash                                                                       236
Interest receivable                                                      1,993
Prepaid expenses                                                  +         13
                                                                  -------------
TOTAL ASSETS                                                           382,418

LIABILITIES
-------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                                19
   Investment adviser and administrator fees                                 4
   Transfer agent and shareholder service fees                              14
Accrued expenses                                                  +         43
                                                                  -------------
TOTAL LIABILITIES                                                           80

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                           382,418
TOTAL LIABILITIES                                                 -         80
                                                                  -------------
NET ASSETS                                                            $382,338

NET ASSETS BY SOURCE
Capital received from investors                                        382,367
Net realized capital losses                                                (29)

NET ASSET VALUE (NAV)

                   SHARES
NET ASSETS    /    OUTSTANDING    =      NAV
$382,338           382,403             $1.00

a Includes illiquid restricted securities worth $6,795, or 1.79% of the fund's investments. The amortized cost for the fund's securities was $380,176. During the reporting period, the fund had $716,450 in transactions with other SchwabFunds.(R)

FEDERAL TAX DATA
---------------------------------------

COST BASIS OF PORTFOLIO       $380,176

UNUSED CAPITAL LOSSES:
Expires 12/31 of:         Loss amount:
   2007                            $ 5
   2008                   +         24
                          -------------
                                   $29

See the Financial Notes, which are integral to this information.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND -- FINANCIALS


Statement of
OPERATIONS
For January 1, 2001 through December 31, 2001. All numbers x 1,000.


INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                                $9,782

NET REALIZED GAINS
-------------------------------------------------------------------------------
Net realized gains on investments sold                                       9

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                1,360 a
Transfer agent and shareholder service fees                              1,610 b
Trustees' fees                                                              19 c
Custodian and portfolio accounting fees                                    128
Professional fees                                                           23
Registration fees                                                           41
Shareholder reports                                                         18
Other expenses                                                      +        6
                                                                    -----------
Total expenses                                                           3,205
Expense reduction                                                   -      879 d
                                                                    -----------
NET EXPENSES                                                             2,326

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  9,782
NET EXPENSES                                                        -    2,326
                                                                    -----------
NET INVESTMENT INCOME                                                    7,456
NET REALIZED GAINS                                                  +        9
                                                                    -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $7,465



a  Calculated on a graduated basis as a percentage of average daily net assets:
   0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. Prior to June 1, 2001, these percentages were 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion and 0.30% over $20 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c  For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2002 to 0.65% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.



See the Financial Notes, which are integral to this information.

Statements of

CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.


OPERATIONS
-------------------------------------------------------------------------------
                                            1/1/01-12/31/01     1/1/00-12/31/00
Net investment income                          $     7,456         $     8,781
Net realized gains or losses                +            9                 (22)
                                            -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               7,465               8,759

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
Dividends from net investment income                $7,456              $8,781

TRANSACTIONS IN FUND SHARES a
-------------------------------------------------------------------------------
Shares sold                                      1,155,713           1,223,668
Shares reinvested                                    7,343               8,618
Shares redeemed                             +   (1,101,332)         (1,117,762)
                                            -----------------------------------
NET INCREASE                                        61,724             114,524

NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                                320,605             206,103
Total increase                              +       61,733             114,502 b
                                            -----------------------------------
END OF PERIOD                                  $   382,338         $   320,605


a Because all transactions in this section took place at $1.00 a share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.



See the Financial Notes, which are integral to this information.

SCHWAB
PENNSYLVANIA MUNICIPAL MONEY FUND


[PHOTO OF WALTER BEVERIDGE]

     "The substantial "rainy day fund" built up over the years should help the state deal with the economic downturn."

     Portfolio Manager
     Walter Beveridge

WALTER BEVERIDGE, a portfolio manager, has been responsible for day-to-day management of the fund since its inception in 1998. Prior to joining the firm in 1992, he worked for nearly ten years in asset management.



TICKER SYMBOL        SWEXX
--------------------------------------------------------------------------------
The fund seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and Pennsylvania personal income tax.
--------------------------------------------------------------------------------

THIS FUND MAY BE APPROPRIATE FOR PENNSYLVANIA TAXPAYERS, ESPECIALLY THOSE IN HIGHER TAX BRACKETS WHO ARE SEEKING DOUBLE TAX-EXEMPT INCOME.


MANAGER'S PERSPECTIVE

SHORT-TERM INTEREST RATES DECLINED SHARPLY AND STEADILY THROUGHOUT 2001, PACED BY THE FED'S RATE CUTS. The Fed's 11 interest rate cuts, which began in January and continued into December, left the Federal Funds Rate at 1.75%, its lowest level in more than 40 years. These cuts had the direct effect of reducing yields for money fund investors, taxable and tax-exempt alike.

FALLING INTEREST RATES HELPED SPUR THE ISSUANCE OF SHORT-TERM MUNI SECURITIES. The increased supply kept muni prices low (and yields high) relative to their taxable counterparts. This type of situation normally attracts non-traditional buyers of municipal securities, which in turn creates supply and demand imbalances that limit the upward movement of muni yields. Because of the Fed's rate cuts, we kept our average maturity longer than most of our peers, emphasizing fixed-rate securities. This strategy was effective, as fixed-rate securities outperformed variable rates during 2001.

PENNSYLVANIA'S ECONOMIC PERFORMANCE HAS BEEN IN LINE WITH ITS MID-ATLANTIC NEIGHBORS OVER THE PAST DECADE. The state's above-average credit quality is based on its conservative financial management, strong financial reserves, increasing economic diversification and moderate debt levels. The current recession is projected to produce a budget shortfall of about 3% for fiscal 2002 that will likely be offset by adjustments to expenditures. Pennsylvania's ratings are Aa2, AA and AA from Moody's, Standard & Poor's and Fitch, respectively.

PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELDS 1 as of 12/31/01

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends during the period. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

-------------------------------------------------------------------------------
Seven-Day Yield                                                          1.09%
-------------------------------------------------------------------------------
Seven-Day Effective Yield                                                1.09%
-------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Effective Yield 3                           1.84%
-------------------------------------------------------------------------------


WEIGHTED AVERAGE MATURITY during the year

Money Funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]

                  Pennsylvania
                    Municipal
                   Money Fund
31-Dec-00              37
31-Jan-01              30
28-Feb-01              27
31-Mar-01              24
30-Apr-01              25
31-May-01              24
30-Jun-01              27
31-Jul-01              36
31-Aug-01              29
30-Sep-01              26
31-Oct-01              18
30-Nov-01              25
31-Dec-01              27


PORTFOLIO COMPOSITION 2 as of 12/31/01

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY STATE

[PIE CHART]

     1.    100.0%   Pennsylvania


BY CREDIT QUALITY

[PIE CHART]

     1.    100.0%   Tier 1





1 A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

2 Composition of the fund's portfolio is as of 12/31/01 and is not indicative of holdings after that date.

3 Taxable-equivalent yield assumes a 2001 maximum combined federal regular income and Pennsylvania state personal income tax rate of 40.81%.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND  --  FINANCIALS


FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. These figures have been audited by PricewaterhouseCoopers LLP.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.

FINANCIAL HIGHLIGHTS

                                               1/1/01-     1/1/00-     1/1/99-     2/2/98 4-
                                               12/31/01    12/31/00    12/31/99    12/31/98
--------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------
Net asset value at beginning of period            1.00        1.00        1.00        1.00
                                               ---------------------------------------------
Income from investment operations:
    Net investment income                         0.02        0.04        0.03        0.03
                                               ---------------------------------------------
Less distributions:
    Dividends from net investment income         (0.02)      (0.04)      (0.03)      (0.03)
                                               ---------------------------------------------
Net asset value at end of period                  1.00        1.00        1.00        1.00
                                               =============================================
Total return (%)                                  2.20        3.57        2.71        2.72 2

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                              0.65        0.65 3      0.65        0.65 1
Expense reductions reflected in above ratio       0.27        0.27        0.29        0.51 1
Ratio of net investment income to
  average net assets                              2.14        3.52        2.68        2.85 1
Net assets, end of period ($ x 1,000,000)          292         225         164         122




1  Annualized.
2  Not annualized.
3 Would have been 0.66% if certain non-routine expenses (proxy fees) had been included.
4  Commencement of operations.



See the Financial Notes, which are integral to this information.

PORTFOLIO HOLDINGS
As of December 31, 2001.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

+  Credit-enhanced security
o  Illiquid restricted security
/  Variable-rate security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary (in "How to Read This Report").

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

100.0%  MUNICIPAL SECURITIES
        Market Value: $290,312
        Cost: $290,312
-------------------------------
100.0%  TOTAL INVESTMENTS
        Market Value: $290,312
        Cost: $290,312



   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

   MUNICIPAL SECURITIES 100.0% of investments

   PENNSYLVANIA 100%

 + ALLEGHENY COUNTY,
   PENNSYLVANIA AIRPORT
   Revenue Refunding Bond
     (Pittsburgh International Airport)
     Series 1997A-1
       4.27%, 01/01/02                                      2,000          2,000
       2.20%, 01/01/03                                      2,000          2,065

+/ ALLEGHENY COUNTY,
   PENNSYLVANIA IDA
   RB (Saureisen Project) 2.00%,
     01/07/02                                               1,300          1,300

+/ BERKS COUNTY, PENNSYLVANIA IDA
   RB (Beacon Container Project)
     1.80%, 01/07/02                                        1,730          1,730

+/ BUCKS COUNTY, PENNSYLVANIA IDA
   RB (Klearfold Project) 2.00%,
     01/07/02                                               4,000          4,000
   RB (Schuman & Sons Project)
     1.75%, 01/07/02                                        2,870          2,870

+/ CAMBRIA COUNTY, PENNSYLVANIA IDA
   Resource Recovery RB
     (Cambria Cogen Co. Project)
     1.60%, 01/07/02                                        6,700          6,700

+/ CENTRAL BUCKS, PENNSYLVANIA
   SCHOOL DISTRICT
   GO Series 2000A 1.69%,
     01/07/02                                               1,900          1,900

+/ CHESTER COUNTY, PENNSYLVANIA
   HEALTH & EDUCATION FACILITIES
   AUTHORITY
   RB (Simpson Meadows Project)
     Series 2000 1.70%, 01/07/02                            4,000          4,000

+/ CLARION COUNTY, PENNSYLVANIA IDA
   Energy Development RB (Piney
     Creek Project) 1.65%,
     01/07/02                                               5,900          5,900

+/ DELAWARE COUNTY, PENNSYLVANIA IDA
   RB (YMCA of Philadelphia
     Project) Series 1999 1.70%,
     01/07/02                                               1,395          1,395


See the Financial Notes, which are integral to this information.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND  --  FINANCIALS

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

+/ DELAWARE RIVER PORT AUTHORITY
   OF PENNSYLVANIA & NEW JERSEY
   RB Series 1999-606 1.48%,
     01/07/02                                               7,550          7,550

+/ ERIE COUNTY, PENNSYLVANIA
   SCHOOL DISTRICT
   GO Series 2001-5 1.68%,
     01/07/02                                              12,000         12,000

 + ERIE, PENNSYLVANIA WATER AUTHORITY
   RB 1.72%, 12/01/02                                       1,085          1,109

+/ HARRISBURG, PENNSYLVANIA AUTHORITY
   RB Series 2001 1.66%, 01/07/02                           7,000          7,000

+/ LANCASTER COUNTY, PENNSYLVANIA
   HOSPITAL AUTHORITY
   RB (Brethren Village) 1.69%,
     01/07/02                                               5,800          5,800

+/ LEBANON COUNTY, PENNSYLVANIA
   HEALTH FACILITIES
   RB (ECC Retirement Village
     Project) 1.69%, 01/07/02                               3,000          3,000

+/ MONTGOMERY COUNTY, PENNSYLVANIA
   M/F Housing RB (Glenmore
     Association) Series A 1.90%,
     01/07/02                                                 500            500

+/ MONTGOMERY COUNTY,
   PENNSYLVANIA HIGHER EDUCATION
   & HEALTH AUTHORITY
   RB (Madlyn & Leonard
     Abramson Project) 1.70%,
     01/07/02                                               1,500          1,500

 + MONTGOMERY COUNTY, PENNSYLVANIA IDA
 / Environmental Facilities RB
     (Lonza, Inc. Project) 1.74%,
     01/07/02                                               7,000          7,000
   Pollution Control RB
     2.00%, 01/10/02                                        3,000          3,000
     1.50%, 02/07/02                                          560            560
 / RB (Seton Medical Co.)
     1.55%, 01/07/02                                        2,000          2,000

+/ NORTH HAMPTON COUNTY,
   PENNSYLVANIA IDA
   RB (Binney & Smith) Series A
     1.70%, 01/07/02                                        3,250          3,250
   RB (Binney & Smith) Series B
     1.70%, 01/07/02                                          900            900

+/ NORWIN SCHOOL DISTRICT,
   PENNSYLVANIA
   GO TOB Series 2001-12 1.68%,
     01/07/02                                               8,710          8,710

+/ PENNSYLVANIA CONVENTION
   CENTER AUTHORITY
   RB TOBP (PT-1224) 1.64%,
     01/07/02                                               4,845          4,845

+/ PENNSYLVANIA ECONOMIC
   DEVELOPMENT FINANCING AUTHORITY
   Exempt Facilities RB (AMTRAK
     Project) Series 2001B 1.55%,
     01/07/02                                              12,500         12,500
   Exempt Facilities RB (Merck &
     Company West Project)
     Series 2000 1.65%, 01/07/02                            5,000          5,000
   Exempt Facilities RB (Merck &
     Company West Project)
     Series 2001 1.65%, 01/07/02                           10,000         10,000
   Exempt Facilities RB (Reliant
     Energy Seward Project)
     Series 2001A 1.65%, 01/07/02                           2,300          2,300

+/ PENNSYLVANIA ENERGY
   DEVELOPMENT AUTHORITY
   RB (B&W Ebensburg Project)
     Series 1986 1.65%, 01/07/02                           11,650         11,650
   RB (Piney Creek Project)
     Series 1986A 1.65%, 01/07/02                           9,305          9,305
   RB (Piney Creek Project)
     Series 1986C 1.65%, 01/07/02                           1,155          1,155

   PENNSYLVANIA HFA
+o RB TOB Series 1998Y 2.35%,
     01/07/02                                               6,000          6,000
+/ S/F Mortgage RB TOBP
     (PT-278) Series 1999-66A
     1.69%, 01/07/02                                       10,300         10,300


See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

+/ S/F Mortgage RB TOBP
     (PT-119A) Series 1997 1.64%,
     01/07/02                                               8,826          8,826
+/ TOB Series 1999U 1.74%,
     01/07/02                                              10,100         10,100

+/ PENNSYLVANIA HIGHER EDUCATION
   ASSISTANCE AGENCY
   Student Loan RB Series 1994A
     1.65%, 01/07/02                                       10,400         10,400
   Student Loan RB Series 2000A
     1.85%, 01/07/02                                        9,800          9,800

   PENNSYLVANIA STATE
+/ GO Macon Trust Receipts
     Series 2001F 1.69%, 01/07/02                           3,575          3,575
+/ GO Series 2000-3  TOB 1.71%,
     01/07/02                                               3,700          3,700
   GO 2nd Series 2000 1.78%,
     10/15/02                                               9,850         10,113

+/ PENNSYLVANIA STATE HIGHER
   EDUCATION ASSISTANCE AGENCY
   Student Loan RB Series 2001A
     1.85%, 01/07/02                                        7,400          7,400

+/ PENNSYLVANIA STATE HIGHER
   EDUCATIONAL FACILITIES AUTHORITY
   RB (Ursinus College) 1.60%,
     01/07/02                                                 440            440

+/ PENNSYLVANIA STATE OF COMMONWEALTH
   TOB Series 1997C 1.71%,
     01/07/02                                              11,870         11,870

+/ PENNSYLVANIA STATE PUBLIC
   SCHOOL BUILDING AUTHORITY
   RB Series 1999D 1.69%,
     01/07/02                                               2,000          2,000

   PHILADELPHIA, PENNSYLVANIA
+/ IDRB TOBP (PA-982)
     (Philadelphia Airport) Series
     1998A 1.76%, 01/07/02                                  6,000          6,000
   TRAN Series 2001 2.65%,
     06/28/02                                              10,000         10,064

 + PHILADELPHIA, PENNSYLVANIA
   GAS WORKS
 / RB TOB Series 2001 1.64%,
     01/07/02                                               4,000          4,000
   TECP Series C 1.45%, 02/07/02                            4,000          4,000

+/ PHILADELPHIA, PENNSYLVANIA
   HOSPITALS & HIGHER EDUCATION
   FACILITIES AUTHORITY
   RB (Wills Eye Hospital Project)
     1.70%, 01/07/02                                        2,800          2,800

+/ QUAKERTOWN, PENNSYLVANIA
   GENERAL AUTHORITY
   Pooled Financing Program RB
     Series 1998A 1.55%, 01/07/02                             275            275
   Pooled Financing Program RB
     Series A 1.55%, 01/07/02                               1,850          1,850

+/ SPRING FORD, PENNSYLVANIA
   AREA SCHOOL DISTRICT
   TOB Series 247 1.64%, 01/07/02                           3,500          3,500

+/ WASHINGTON COUNTY,
   PENNSYLVANIA AUTHORITY
   RB (Girard Estate Refunding
     Project) Series 1999J 1.70%,
     01/07/02                                               8,805          8,805
                                                                      ----------
                                                                         290,312

--------------------------------------------------------------------------------
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.




See the Financial Notes, which are integral to this information.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND  --  FINANCIALS



Statement of
ASSETS AND LIABILITIES
As of December 31, 2001. All numbers x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------
Investments, at market value                                          $290,312 a
Cash                                                                       132
Interest receivable                                                      1,218
Prepaid expenses                                                   +         9
                                                                   ------------
TOTAL ASSETS                                                           291,671

LIABILITIES
-------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                                14
   Investment adviser and administrator fees                                 3
   Transfer agent and shareholder service fees                              11
Accrued expenses                                                   +        38
                                                                   ------------
TOTAL LIABILITIES                                                           66

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                           291,671
TOTAL LIABILITIES                                                  -        66
                                                                   ------------
NET ASSETS                                                            $291,605

NET ASSETS BY SOURCE
Capital received from investors                                        291,605

NET ASSET VALUE (NAV)

                     SHARES
NET ASSETS     /     OUTSTANDING     =     NAV
$291,605             291,642               $1.00


a Includes illiquid restricted security worth $6,000, or 2.07% of the fund's investments. The amortized cost for the fund's securities was $290,312. During the reporting period, the fund had $542,150 in transactions with other SchwabFunds.(R)



FEDERAL TAX DATA
------------------------------------
COST BASIS OF PORTFOLIO    $290,312



See the Financial Notes, which are integral to this information.

Statement of
OPERATIONS
For January 1, 2001 through December 31, 2001. All numbers x 1,000.


INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                                $7,051

NET REALIZED GAINS
-------------------------------------------------------------------------------
Net realized gains on investments sold                                      32

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                  962 a
Transfer agent and shareholder service fees                              1,139 b
Trustees' fees                                                              22 c
Custodian and portfolio accounting fees                                    112
Professional fees                                                           23
Registration fees                                                           40
Shareholder reports                                                         19
Other expenses                                                       +       6
                                                                     ----------
Total expenses                                                           2,323
Expense reduction                                                    -     677 d
                                                                     ----------
NET EXPENSES                                                             1,646

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  7,051
NET EXPENSES                                                         -   1,646
                                                                     ----------
NET INVESTMENT INCOME                                                    5,405
NET REALIZED GAINS                                                   +      32
                                                                     ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $5,437


a  Calculated on a graduated basis as a percentage of average daily net assets:
   0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. Prior to June 1, 2001, these percentages were 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion and 0.30% over $20 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c  For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2002 to 0.65% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.




See the Financial Notes, which are integral to this information.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND  --  FINANCIALS



Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.


OPERATIONS
-------------------------------------------------------------------------------
                                             1/1/01-12/31/01    1/1/00-12/31/00
Net investment income                                $5,405             $6,707
Net realized gains or losses                  +          32                (23)
                                              ---------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                5,437              6,684

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
Dividends from net investment income                 $5,405             $6,707

TRANSACTIONS IN FUND SHARES a
-------------------------------------------------------------------------------
Shares sold                                         860,902            827,007
Shares reinvested                                     5,247              6,605
Shares redeemed                               +    (799,275)          (772,817)
                                              ---------------------------------
NET INCREASE                                         66,874             60,795

NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                                 224,699            163,927
Total increase                                +      66,906             60,772 b
                                              ---------------------------------
END OF PERIOD                                      $291,605           $224,699



a Because all transactions in this section took place at $1.00 a share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.




See the Financial Notes, which are integral to this information.

SCHWAB
FLORIDA MUNICIPAL MONEY FUND


[PHOTO OF WALTER BEVERIDGE]
     "While the national economic downturn and a decline in tourism have hurt Florida, the state's substantial reserves and strong financial controls should bolster the recovery process."

        Portfolio Manager
        Walter Beveridge

WALTER BEVERIDGE, a portfolio manager, has been responsible for day-to-day management of the fund since its inception in 1998. Prior to joining the firm in 1992, he worked for nearly ten years in asset management.



TICKER SYMBOL          SWFXX
--------------------------------------------------------------------------------
The fund seeks the highest current income that is consistent with stability of capital and liquidity, and also seeks to have its shares exempt from the Florida intangible tax.
--------------------------------------------------------------------------------

THIS FUND MAY BE APPROPRIATE FOR FLORIDA TAXPAYERS, ESPECIALLY THOSE IN HIGHER TAX BRACKETS WHO ARE SEEKING TAX-EXEMPT INCOME.



MANAGER'S PERSPECTIVE

SHORT-TERM INTEREST RATES DECLINED SHARPLY AND STEADILY THROUGHOUT 2001, PACED BY THE FED'S RATE CUTS. The Fed's 11 interest rate cuts, which began in January and continued into December, left the Federal Funds Rate at 1.75%, its lowest level in more than 40 years. These cuts had the direct effect of reducing yields for money fund investors, taxable and tax-exempt alike.

FALLING INTEREST RATES HELPED SPUR THE ISSUANCE OF SHORT-TERM MUNI SECURITIES. The increased supply kept muni prices low (and yields high) relative to their taxable counterparts. This type of situation normally attracts non-traditional buyers of municipal securities, which in turn creates supply and demand imbalances that limit the upward movement of muni yields. Because of the Fed's rate cuts, we kept our average maturity longer than most of our peers, emphasizing fixed-rate securities. This strategy was effective, as fixed-rate securities outperformed variable rates during 2001.

FLORIDA ENDED FISCAL 2001 (6/30) WITH A $2.1 BILLION UNRESERVED SURPLUS. The state has lowered its fiscal 2002 revenue projections by $1.3 billion due to the national economic downturn and the decline in tourism after September 11. In a special session, the state legislature addressed the budget shortfalls without drawing on its "rainy day" fund. We expect the state to end fiscal 2002 with a surplus and to institute appropriate spending measures for fiscal 2003. The state's ratings are Aa2, AA+ and AA from Moody's, Standard & Poor's and Fitch, respectively.

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PERFORMANCE AND FUND FACTS


SEVEN-DAY YIELDS 1 as of 12/31/01

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends during the period. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.


--------------------------------------------------------------------------------
Seven-Day Yield                                                            1.12%
--------------------------------------------------------------------------------
Seven-Day Effective Yield                                                  1.13%
--------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Effective Yield 3                             1.86%
--------------------------------------------------------------------------------


WEIGHTED AVERAGE MATURITY during the year

Money Funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]


     Florida Municipal Money Fund

31-Dec-00                            35
31-Jan-01                            43
28-Feb-01                            37
31-Mar-01                            33
30-Apr-01                            27
31-May-01                            23
30-Jun-01                            34
31-Jul-01                            28
31-Aug-01                            38
30-Sep-01                            41
31-Oct-01                            50
30-Nov-01                            40
31-Dec-01                            29



PORTFOLIO COMPOSITION 2 as of 12/31/01

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.


BY STATE

[PIE CHART]

1.     92.6%    Florida
2.      4.3%    California
3.      1.8%    Puerto Rico
4.      1.1%    Texas
5.      0.2%    Other

BY CREDIT QUALITY

[PIE CHART]

1.    100.0%    Tier 1




1 A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

2 Composition of the fund's portfolio is as of 12/31/01 and is not indicative of holdings after that date.

3 Taxable-equivalent yield assumes a 2001 maximum federal regular income tax rate of 39.10%.

SCHWAB FLORIDA MUNICIPAL MONEY FUND -- FINANCIALS


FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. These figures have been audited by PricewaterhouseCoopers LLP.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.

FINANCIAL HIGHLIGHTS

                                               1/1/01-     1/1/00-     1/1/99-    3/18/98 4-
                                               12/31/01    12/31/00    12/31/99    12/31/98
--------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------
Net asset value at beginning of period            1.00        1.00        1.00        1.00
                                               ---------------------------------------------
Income from investment operations:
    Net investment income                         0.02        0.04        0.03        0.02
                                               ---------------------------------------------
Less distributions:
    Dividends from net investment income         (0.02)      (0.04)      (0.03)      (0.02)
                                               ---------------------------------------------
Net asset value at end of period                  1.00        1.00        1.00        1.00
                                               =============================================
Total return (%)                                  2.32        3.62        2.78        2.37 2

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                              0.59        0.59 3      0.59        0.59 1
Expense reductions reflected in above ratio       0.28        0.29        0.33        0.41 1
Ratio of net investment income to
  average net assets                              2.30        3.56        2.75        2.95 1
Net assets, end of period ($ x 1,000,000)        1,518       1,435       1,215       1,016




1  Annualized.
2  Not annualized.
3 Would have been 0.60% if certain non-routine expenses (proxy fees) had been included.
4  Commencement of operations.



See the Financial Notes, which are integral to this information.

SCHWAB FLORIDA MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS
As of December 31, 2001.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

+  Credit-enhanced security
/  Variable-rate security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary (in "How to Read This Report").

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

100.0%  MUNICIPAL SECURITIES
        Market Value: $1,471,276
        Cost: $1,471,276
----------------------------------
100.0%  TOTAL INVESTMENTS
        Market Value: $1,471,276
        Cost: $1,471,276

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

   MUNICIPAL SECURITIES 100.0% of investments

   CALIFORNIA 4.3%

   CALIFORNIA STATE
   RAN 2.13%, 06/28/02                                     15,000         15,081
   RAN 2.15%, 06/28/02                                      3,930          3,951

   KERN, CALIFORNIA HIGH SCHOOL DISTRICT
   TRAN 2.55%, 07/09/02                                    13,000         13,095

 + SOUTHERN CALIFORNIA HFA
   S/F Housing RB Series A2
     2.45%, 02/01/02                                        9,000          9,000
   S/F Housing RB Series A3
     2.55%, 07/15/02                                       14,600         14,600

   SUNNYVALE, CALIFORNIA
   COMMUNITY FACILITIES DISTRICT
   BAN 2.55%, 02/01/02                                      7,800          7,905
                                                                      ----------
                                                                          63,632

   FLORIDA 92.6%

+/ BREVARD COUNTY, FLORIDA HFA
   M/F Housing Revenue
     Refunding Bond (Shore View
     Apartment Project) 1.75%,
     01/07/02                                               1,900          1,900

+/ BROWARD COUNTY, FLORIDA
   Port Facilities Revenue
     Refunding Bond (Port
     Everglades Project) Series
     1998 1.65%, 01/07/02                                   9,400          9,400

+/ BROWARD COUNTY, FLORIDA
   EDUCATIONAL FACILITIES AUTHORITY
   RB (Nova SouthEastern)
     Series 2000A 1.65%, 01/07/02                           5,500          5,500

 + BROWARD COUNTY, FLORIDA HFA
 / M/F Housing RB (Landings
     Inverrary Apartments Project)
     Series 1985 1.60%, 01/07/02                            6,600          6,600
 / M/F Housing RB (Reflections
     Airport Project) Series 1999
     1.45%, 01/07/02                                       12,000         12,000
 / M/F Housing RB (Sanctuary
     Apartments Project) Series
     1985 1.60%, 01/07/02                                   9,000          9,000
 / M/F Housing RB (South Pointe


See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

     Project) 1.45%, 01/07/02                               7,750          7,750
 / M/F Housing Revenue
     Refunding Bond (Island Club
     Apartments Project) Series
     2001A 1.65%, 01/07/02                                  3,000          3,000
 / M/F Housing Revenue
     Refunding Bond (Water's
     Edge Project) 1.45%, 01/07/02                            400            400
     S/F Mortgage RB Series 2001D
     3.50%, 03/29/02                                        6,000          6,000
 / S/F Mortgage RB TOBP (PT-589)
     1.34%, 01/07/02                                        3,130          3,130

+/ CHARLOTTE COUNTY, FLORIDA HFA
   M/F Housing RB (Murdock
     Circle Apartments Project)
     1.65%, 01/07/02                                       10,500         10,500

   CHARLOTTE COUNTY, FLORIDA
   SCHOOL DISTRICT
   TAN 2.45%, 06/28/02                                     11,500         11,537

+/ CITRUS PARK, FLORIDA COMMUNITY
   DEVELOPMENT DISTRICT
   Capital Improvement Bond
     Series 1996 1.47%, 01/07/02                            2,020          2,020

+/ COLLIER COUNTY, FLORIDA HFA
   M/F Housing RB (Brittany Bay
     Apartments Project) Series
     2001A 1.50%, 01/07/02                                  3,350          3,350
   M/F Housing RB (River Beach
     Project) Series 1985 1.65%,
     01/07/02                                               4,300          4,300

 + DADE COUNTY, FLORIDA
 / Aviation RB Series 1984A
     1.47%, 01/07/02                                        2,600          2,600
   Public Improvement Refunding
     Unlimited GO 1.70%, 06/01/02                           3,100          3,171
 / Special Obligation TOB Series
     415 1.69%, 01/07/02                                    7,995          7,995
 / Water & Sewer System RB
     Series 1994 1.35%, 01/07/02                           25,185         25,185

+/ DADE COUNTY, FLORIDA IDA
   Exempt Facilities Revenue
     Refunding Bond (Florida
     Power & Light Co.) 1.70%,
     01/01/02                                              12,300         12,300
   IDRB (June Leasing Corp.
     Project) Series 1995 1.55%,
     01/07/02                                                 375            375
   RB (Dolphins Stadium Project)
     Series 1985C 1.40%, 01/07/02                           1,050          1,050
   RB (Michael-Ann Russell Jewish
     Community Center Project)
     Series 1997 1.65%, 01/07/02                            4,485          4,485

 + DUVAL COUNTY, FLORIDA SCHOOL
   DISTRICT
   Refunding Unlimited GO 1.70%,
     08/01/02                                               3,000          3,073

+/ ESCAMBIA COUNTY, FLORIDA HFA
   S/F Mortgage RB Series 2001C
     1.73%, 01/07/02                                        2,415          2,415
   S/F Mortgage RB TOB Series
     1997D 1.76%, 01/07/02                                  6,810          6,810
   S/F Mortgage RB TOBP (PT-519)
     1.76%, 01/07/02                                        3,230          3,230

+/ EUSTIS, FLORIDA
   Multi-Purpose RB 1.65%,
     01/07/02                                               3,930          3,930

 + FIRST FLORIDA GOVERNMENTAL
   FINANCING COMMISSION
   RB Series 1992A 2.75%,
     07/01/02                                               1,000          1,017

+/ FLORIDA DEVELOPMENT FINANCE CORP
   IDRB (Central Farms, Ltd.
     Project) Series 1999A4 1.80%,
     01/07/02                                               1,410          1,410
   IDRB (Pioneer Ram Project)
     Series 1998A3 1.80%,
     01/07/02                                               1,250          1,250
   IDRB (Schmitt Family Project)
     Series 1999A2 1.80%,
     01/07/02                                               2,250          2,250
   IDRB (Sunshine State Project)
     Series 1999A3 1.70%,
     01/07/02                                               1,420          1,420
   IDRB (Vutec Corp. Project)
     Series 1999A1 1.80%,
     01/07/02                                               1,840          1,840


See the Financial Notes, which are integral to this information.

SCHWAB FLORIDA MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

+/ FLORIDA HFA
   Housing RB (Ashley Lake II
     Project) Series 1989J 1.63%,
     01/07/02                                              10,800         10,800
   Housing RB (Caribbean Key
     Apartments) Series 1996F
     1.65%, 01/07/02                                        3,400          3,400
   Housing RB (Heron Park Project)
     Series 1996U 1.63%, 01/07/02                           3,605          3,605
   Housing RB (Tiffany Club
     Project) Series 1996P 1.65%,
     01/07/02                                               7,400          7,400
   M/F Housing RB (Buena Vista
     Project) Series 1985MM
     1.35%, 01/07/02                                       10,000         10,000
   M/F Housing RB (South Pointe
     Project) Series 1998J 1.40%,
     01/07/02                                               5,100          5,100
   M/F Housing RB (Waterford
     Pointe) Series 2000E-1 1.50%,
     01/07/02                                               4,155          4,155
   M/F Housing RB Series 1983J
     1.70%, 01/07/02                                        9,370          9,370
   M/F Housing Revenue
     Refunding Bond (Reflections
     Project) Series 2001A 1.45%,
     01/07/02                                              12,500         12,500
+/ FLORIDA HOUSING FINANCE CORP.
   Housing RB (Heritage Pointe
     Project) Series 1999I-1 1.47%,
     01/07/02                                               9,500          9,500
   Housing RB (Timberline
     Apartments) Series 1999P
     1.60%, 01/07/02                                        2,500          2,500
   Housing RB (Valencia Village
     Apartments Project) Series
     1999G-1 1.50%, 01/07/02                                5,875          5,875
   Housing RB (Vinings Hampton
     Village) Series 2001D 1.50%,
     01/07/02                                              10,800         10,800
   RB (Riverside Apartments)
     1.50%, 01/07/02                                        7,100          7,100
   RB TOB Series 2000J 1.73%,
     01/07/02                                               5,000          5,000
   RB TOBP (PT-471) 1.69%,
     01/07/02                                              14,760         14,760

 + FLORIDA LOCAL GOVERNMENT
   FINANCE COMMISSION
   Pooled TECP Series A
     2.50%, 02/13/02                                        4,640          4,640
     2.10%, 02/14/02                                        7,263          7,263
   Pooled TECP Series B
     2.15%, 02/14/02                                        2,435          2,435
     1.70%, 07/11/02                                        4,000          4,000

+/ FLORIDA MUNICIPAL POWER AGENCY
   Revenue Refunding Bond
     (Stanton II Project) Series
     1997 1.42%, 01/07/02                                   2,000          2,000

+/ FLORIDA OCEAN HIGHWAY &
   PORT AUTHORITY
   RB Series 1990 1.80%, 01/07/02                          11,400         11,400

+/ FLORIDA STATE BOARD OF
   EDUCATION CAPITAL OUTLAY
   Public Education GO Series
     2000A 4.05%, 01/01/02                                  1,000          1,000

+/ FLORIDA STATE BOARD OF EDUCATION
   Capital Outlay Revenue
     Refunding TOB 1.71%,
     01/07/02                                              14,100         14,100
   Capital Outlay TOB Series 137
     1.68%, 01/07/02                                       17,945         17,945
   Capital Outlay TOB Series 190
     1.69%, 01/07/02                                        2,275          2,275
   Capital Outlay TOB Series
     1998E 1.71%, 01/07/02                                 12,280         12,280
   Capital Outlay TOB Series 223
     1.69%, 01/07/02                                        6,145          6,145
   Capital Outlay TOB Series 286
     1.69%, 01/07/02                                        2,675          2,675

+/ FLORIDA STATE BOARD OF FINANCE
   DEPARTMENT OF GENERAL SERVICES
   RB TOB Series 317 1.69%,
     01/07/02                                              23,165         23,165
+/ FLORIDA STATE MUNICIPAL POWER
   AGENCY
   Revenue Refunding Bond
     (Stanton Project) Series 1984
     1.55%, 01/07/02                                       11,930         11,930


See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

+/ FLORIDA STATE TURNPIKE AUTHORITY
   Turnpike RB TOB Series 273
     1.69%, 01/07/02                                        5,745          5,745

+/ FORT MEYERS, FLORIDA
   Utility Revenue Refunding TOB
     Series 1999A 1.69%, 01/07/02                           2,495          2,495

+/ GAINESVILLE, FLORIDA
   IDRB (Exactech, Inc. Project)
     1.75%, 01/07/02                                        3,300          3,300
   IDRB (Lifes Community Blood
     Centers, Inc.) Series 1999
     1.65%, 01/07/02                                        6,060          6,060

   GREATER ORLANDO, FLORIDA
   AVIATION AUTHORITY
   Airport Facility TECP Series A
     1.80%, 01/22/02                                        6,750          6,750
   Airport Facility TECP Series B
     1.90%, 02/22/02                                        3,465          3,465

+/ GULF BREEZE, FLORIDA
   RB (Local Government Loan
     Program) Series 1985B
     1.40%, 01/07/02                                       19,440         19,440
   RB (Local Government Loan
     Program) Series 1985C
     1.40%, 01/07/02                                        6,280          6,280
   RB (Local Government Loan
     Program) Series 1985E
     1.45%, 01/07/02                                        3,130          3,130

+/ HALIFAX, FLORIDA HOSPITAL
   MEDICAL CENTER
   Health Care Facilities RB
     (Health Care Plan, Inc.
     Project) 1.45%, 01/07/02                               5,200          5,200

+/ HIGHLANDS COUNTY, FLORIDA
   HEALTH FACILITY AUTHORITY
   RB (Adventist Health Systems
     Project) Series 1997A 1.65%,
     01/07/02                                              13,710         13,710

 + HILLSBOROUGH COUNTY, FLORIDA
   Capital Improvement TECP
     Series A
     1.65%, 02/14/02                                        6,900          6,900
     2.15%, 07/02/02                                        9,000          9,000

+/ HILLSBOROUGH COUNTY, FLORIDA
   AVIATION AUTHORITY
   Special Purpose Revenue
     Refunding Bond (Delta
     Airlines Project) 1.65%,
     01/07/02                                               6,695          6,695

+/ HILLSBOROUGH COUNTY, FLORIDA
   CAPITAL IMPROVEMENT PROGRAM
   RB TOB Series 222 1.69%,
     01/07/02                                               9,230          9,230

+/ HILLSBOROUGH COUNTY, FLORIDA
   EDUCATIONAL FACILITIES AUTHORITY
   RB (University of Tampa Project)
     1.65%, 01/07/02                                        5,800          5,800

+/ HILLSBOROUGH COUNTY, FLORIDA IDA
   Education Facilities RB (Berkeley
     Preparatory School) Series
     1999 1.65%, 01/07/02                                   4,895          4,895
   RB (Independent Day School
     Project) 1.63%, 01/07/02                               2,000          2,000
   RB (Tampa Metropolitan YMCA
     Project) Series 2000K 1.65%,
     01/07/02                                               9,400          9,400

+/ JACKSONVILLE, FLORIDA
   Industrial Development Revenue
     Refunding Bond (Pavilion
     Associates Project) 1.45%,
     01/07/02                                               5,400          5,400

+/ JACKSONVILLE, FLORIDA ECONOMIC
   DEVELOPMENT COMMISSION
   RB (Bolles School Project)
     Series 1999A 1.35%, 01/07/02                           3,400          3,400

   JACKSONVILLE, FLORIDA ELECTRIC
   AUTHORITY
+/ RB TOB Series 2000FF 1.71%,
     01/07/02                                               9,975          9,975
+/ RB TOB Series 211 1.69%,
     01/07/02                                               7,185          7,185
+/ RB TOB Series 226 1.69%,
     01/07/02                                               5,000          5,000
   Water & Sewer RB TECP 1.40%,
     01/03/02                                              50,000         50,000
+/ Water & Sewer Systems RB
     Series 2000B 1.40%, 01/07/02                           4,450          4,450


See the Financial Notes, which are integral to this information.

SCHWAB FLORIDA MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

+/ JACKSONVILLE, FLORIDA HEALTH
   FACILITIES AUTHORITY
   Hospital Revenue Refunding
     Bond (Genesis Rehabilitation
     Hospital) 2.00%, 01/01/02                              4,000          4,000

+/ JACKSONVILLE, FLORIDA HEALTH
   FACILITY AUTHORITY
   RB (River Garden Project)
     Series 1994 1.40%, 01/07/02                            3,590          3,590

+/ JACKSONVILLE, FLORIDA PORT AUTHORITY
   TOB 1.73%, 01/07/02                                     10,100         10,100

+/ LAKE SHORE, FLORIDA HOSPITAL
   AUTHORITY
   Health Facilities RB (Lakeshore
     Hospital Project) Series 1991
     1.65%, 01/07/02                                        3,400          3,400

+/ LAKELAND, FLORIDA EDUCATIONAL
   FACILITIES
   RB (Florida Southern College
     Project) Series 1999 1.65%,
     01/07/02                                              30,000         30,000

+/ LEE COUNTY, FLORIDA HFA
   M/F Housing RB (Cape Coral
     Apartments Project) Series
     1999A 1.65%, 01/07/02                                  6,160          6,160

+/ LEE COUNTY, FLORIDA IDA
   Educational Facilities RB
     (Canterbury School, Inc.
     Project) 1.65%, 01/07/02                               5,000          5,000

+/ MANATEE COUNTY, FLORIDA HFA
   M/F Housing RB (Centre Court
     Apartments Project) Series
     2000A 1.45%, 01/07/02                                  3,850          3,850
   M/F Housing RB (Sabal Palm
     Harbor Project) Series 2000A
     1.65%, 01/07/02                                        7,300          7,300
   M/F Housing RB (Sabal Palm
     Harbor Project) Series 2000B
     1.65%, 01/07/02                                        3,930          3,930

+/ MIAMI, FLORIDA HEALTH FACILITIES
   AUTHORITY
   RB (Jewish Home for the Aged,
     Inc. Project) Series 1996
     1.65%, 01/07/02                                        8,900          8,900

+/ MIAMI-DADE COUNTY, FLORIDA
   IDRB (Gulliver Schools Project)
     Series 2000 1.65%, 01/07/02                            3,900          3,900

   MIAMI-DADE COUNTY, FLORIDA
   AVIATION AUTHORITY
   TECP (Miami International
     Airport) Series A 1.65%,
     01/07/02                                               2,000          2,000

+/ MIAMI-DADE COUNTY, FLORIDA IDA
   Airport Facilities RB (Flight
     Safety Project) Series 1999A
     1.75%, 01/07/02                                        9,000          9,000
   Airport Facilities RB (Flight
     Safety Project) Series 1999A
     1.75%, 01/07/02                                       12,500         12,500
   IDRB (Airbus Service Co.
     Project) Series 1998A 1.50%,
     01/07/02                                               9,520          9,520
   IDRB (Airis Miami LLC Project)
     Series 1999A 1.60%, 01/07/02                           8,500          8,500
   IDRB (Arctic Partners, Ltd.
     Project) 1.80%, 01/07/02                               2,115          2,115
   IDRB (Badia Spices, Inc.
     Project) 1.75%, 01/07/02                               4,175          4,175
   IDRB (Belen Jesuit Preparatory
     School Project) Series 1999
     1.65%, 01/07/02                                        7,505          7,505
   IDRB (Fine Arts Lamps Project)
     Series 1998 1.75%, 01/07/02                            1,900          1,900

+/ NASSUA COUNTY, FLORIDA
   Pollution Control RB (Rayonier
     Project) Series 1999 1.55%,
     01/07/02                                               6,450          6,450

+/ OKEECHOBEE COUNTY, FLORIDA
   Exempt Facility RB (Okeechobee
     Landfill, Inc. Project) Series
     1999 1.45%, 01/07/02                                  15,000         15,000

 + ORANGE COUNTY, FLORIDA
 / M/F Housing RB (Smokewood
     Project) Series A 1.40%,
     01/07/02                                              19,950         19,950
   TECP Series A 2.10%, 01/24/02                           18,536         18,536

+/ ORANGE COUNTY, FLORIDA HEALTH
   FACILITIES AUTHORITY
   RB (Adventist Health Systems)
     Series 1992B 1.75%, 01/07/02                           3,600          3,600


See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

   RB (Florida Hospital Association
     Health Facility Loan Program)
     Series 2000A 1.85%, 01/07/02                          53,600         53,600

   ORANGE COUNTY, FLORIDA HEALTH
   FACILITY AUTHORITY
   Health Facility TECP 1.35%,
     03/14/02                                              35,000         35,000

   ORANGE COUNTY, FLORIDA HFA
   Homeowner RB Series 2001A2
     2.50%, 03/01/02                                        4,250          4,250
+/ M/F Housing RB (Andover Place
     Apartments) 1.60%, 01/07/02                            7,770          7,770
+/ M/F Housing RB (Glenn Millenia
     Project) Series 2001C 1.50%,
     01/07/02                                               3,355          3,355
+/ M/F Housing RB (Highland
     Pointe Apartments Project)
     Series 1988J 1.45%, 01/07/02                           7,655          7,655
+/ M/F Housing RB (West Pointe
     Villas Project) Series 2000F
     1.50%, 01/07/02                                        5,750          5,750
+/ M/F Housing RB Series 2000G
     1.65%, 01/07/02                                        3,200          3,200
+/ M/F Housing Revenue
     Refunding Bond (Heather
     Glenn Apartments Project)
     Series 2001E 1.50%, 01/07/02                          11,800         11,800

+/ ORANGE COUNTY, FLORIDA IDA
   IDRB (Central Florida Kidney
     Centers Project) 1.65%,
     01/07/02                                               5,000          5,000
   IDRB (Goodwill Industries, Inc.
     Project) 1.65%, 01/07/02                               6,000          6,000
   RB (Center For Drug Free Living
     Project) 1.35%, 01/07/02                               9,855          9,855

+/ ORANGE COUNTY, FLORIDA SCHOOL BOARD
   COP Series 2000B 1.85%,
     01/07/02                                               2,000          2,000

+/ ORLANDO, FLORIDA
   Special Assessment RB
     (Republic Drive Interchange
     Project) 1.50%, 01/07/02                               6,300          6,300

+/ PALM BEACH COUNTY, FLORIDA
   IDRB (Benjamin Private School
     Project) 1.65%, 01/07/02                               9,000          9,000
   IDRB (Palm Beach Day Care
     School Project) Series 1999
     1.65%, 01/07/02                                        5,000          5,000
   RB (Complete Alcohol
     Rehabilitation Project) 1.35%,
     01/07/02                                               5,700          5,700
   RB (Norton Gallery Art School
     Project) Series 1995 1.70%,
     01/07/02                                               2,300          2,300
   RB (Zoological Society, Inc.
     Project) 1.65%, 01/07/02                               5,500          5,500

+/ PALM BEACH COUNTY, FLORIDA AIRPORT
   RB (Galaxy Aviation Project)
     Series 2000A 1.75%, 01/07/02                           6,000          6,000

+/ PALM BEACH COUNTY, FLORIDA
   CRIMINAL JUSTICE FACILITIES
   TOB Series 191 1.69%, 01/07/02                           7,495          7,495

+/ PALM BEACH COUNTY, FLORIDA
   EDUCATIONAL FACILITIES AUTHORITY
   RB (Lynn University Project)
     1.60%, 01/07/02                                        7,100          7,100

+/ PALM BEACH COUNTY, FLORIDA
   HDA CORP
   M/F Revenue Refunding Bonds
     (Spinnaker Landing Project)
     1.75%, 01/07/02                                        2,945          2,945

+/ PALM BEACH COUNTY, FLORIDA
   HEALTH FACILITIES AUTHORITY
   Revenue Refunding Bond
     (Joseph L. Morse Geriatric
     Center) 1.65%, 01/07/02                                8,355          8,355

   PALM BEACH COUNTY, FLORIDA
   HEALTH FACILITY AUTHORITY
   TECP (Pooled Hospital Loan
     Program) 1.35%, 03/14/02                               2,400          2,400

+/ PALM BEACH COUNTY, FLORIDA
   HEALTH FACILITIES AUTHORITY
   Health Facilities RB (Bethesda
     Healthcare System Project)
     1.90%, 01/01/02                                       19,000         19,000

   PALM BEACH COUNTY, FLORIDA HFA
+/ M/F Housing RB (Azalea Place
     Apartments Project) Series
     1999A 1.65%, 01/07/02                                  2,600          2,600


See the Financial Notes, which are integral to this information.

SCHWAB FLORIDA MUNICIPAL MONEY FUND -- FINANCIALS


PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

   S/F Homeowner RB Series
     2001A2 2.90%, 05/01/02                                 3,250          3,250

   PALM BEACH COUNTY, FLORIDA
   SCHOOL DISTRICT
   TAN 1.66%, 09/26/02                                     25,000         25,196

+/ PASCO COUNTY, FLORIDA
   COP 1.60%, 01/07/02                                     60,370         60,370

+/ PASCO COUNTY, FLORIDA
   EDUCATION FACILITY AUTHORITY
   RB (St. Leo University Project)
     1.66%, 01/07/02                                        2,550          2,550

   PINELLAS COUNTY, FLORIDA
   Educational Facility TECP
     (Pooled Higher Educational
     Loan Program) 2.00%,
     01/03/02                                               5,000          5,000

+/ PINELLAS COUNTY, FLORIDA
   EDUCATIONAL FACILITIES AUTHORITY
   RB (Canterbury School of Florida
     Project) 1.45%, 01/07/02                               4,010          4,010
   RB (Shorecrest Prep School
     Project) 1.45%, 01/07/02                               4,000          4,000

 + PINELLAS COUNTY, FLORIDA HFA
 / M/F Housing RB (Mariners
     Pointe Apartments) 1.65%,
     01/07/02                                               8,900          8,900
   S/F Housing RB Series 2001B2
     2.75%, 02/01/02                                        8,250          8,250
 / S/F Housing RB TOBP (PT-352)
     1.76%, 01/07/02                                        4,205          4,205

+/ PINELLAS COUNTY, FLORIDA IDA
   IDRB (H&S Swanson's Tool Co.
     Project) 1.75%, 01/07/02                               4,000          4,000

+/ POLK COUNTY, FLORIDA IDA
   IDRB (Juice Bowl Products, Inc.
     Project) 1.75%, 01/07/02                               2,790          2,790
   RB (Farmland Hydro Project)
     1.80%, 01/07/02                                        6,000          6,000
   RB (Pavermodule, Inc. Project)
     1.75%, 01/07/02                                        3,910          3,910

+/ RIVIERA BEACH, FLORIDA
   IDRB (Sunshine Farms Poultry
     Project) 1.75%, 01/07/02                               2,200          2,200

+/ SEMINOLE COUNTY, FLORIDA IDA
   IDRB (Amrhein Family Project)
     1.75%, 01/07/02                                        4,560          4,560

   SEMINOLE COUNTY, FLORIDA
   SCHOOL DISTRICT
   TAN 2.50%, 08/14/02                                      7,000          7,032

+/ SOUTHEAST VOLUSIA, FLORIDA
   HOSPITAL DISTRICT
   RB (Bert Fish Medical Center
     Project) Series 1995 1.65%,
     01/07/02                                              12,230         12,230

+/ ST. PETERSBURG, FLORIDA
   Capital Improvement RB (Airport
     & Golf Course Project) Series
     1997C 1.75%, 01/07/02                                    680            680
   Capital Improvement RB (Airport
     & Golf Course Project)
     Series B 1.65%, 01/07/02                               2,250          2,250

+/ SUMTER COUNTY, FLORIDA IDA
   RB (Robbins Manufacturing
     Project) Series 1997 1.50%,
     01/07/02                                                 340            340

   SUNSHINE STATE OF FLORIDA
   GOVERNMENTAL FINANCE COMMISSION
   TECP Series 2000A 1.50%,
     01/03/02                                               8,455          8,455
   TECP Series 2000D
     1.50%, 01/03/02                                        3,830          3,830
     1.40%, 01/07/02                                       25,771         25,771

+/ TALLAHASSEE & LEON COUNTY,
   FLORIDA CIVIC CENTER AUTHORITY
   Capital Improvement RB
     Series A 1.65%, 01/07/02                               7,000          7,000

+/ TAMPA BAY, FLORIDA WATER
   UTILITY SYSTEM
   RB TOB Series 2001N 1.69%,
     01/07/02                                               5,200          5,200

 + TAMPA, FLORIDA
   Guaranteed Entitlement
     Revenue Refunding Bond
     1.78%, 10/01/02                                        2,130          2,196
 / Health Care Facilities RB
     (Lifelink Foundation Inc.,
     Project) 1.65%, 01/01/02                               5,200          5,200


See the Financial Notes, which are integral to this information.

   ISSUER
   SECURITY TYPE, PROJECT, SERIES,                     FACE VALUE     MKT. VALUE
   RATE, MATURITY                                     ($ x 1,000)    ($ x 1,000)

 / Occupational License Tax RB
     Series 1996A 1.42%, 01/07/02                           8,725          8,725
 / RB (Tampa Prep School Project)
     1.40%, 01/07/02                                       10,000         10,000

+/ VOLUSIA COUNTY, FLORIDA
   EDUCATIONAL FACILITY AUTHORITY
   RB (Bethune Cookman College
     Project) 1.65%, 01/07/02                               5,675          5,675

+/ WEST ORANGE, FLORIDA
   HEALTHCARE DISTRICT
   RB Series 1999B 1.55%,
     01/07/02                                              10,900         10,900
                                                                      ----------
                                                                       1,362,702
   ILLINOIS 0.0%

+/ CHICAGO, ILLINOIS O'HARE
   INTERNATIONAL AIRPORT
   RB ACES (General Airport
     Second Lien) Series B1
     1.70%, 01/07/02                                          100            100

   NEBRASKA 0.1%

   OMAHA, NEBRASKA PUBLIC
   POWER DISTRICT
   Electric RB Series 1992A 2.70%,
     02/01/02                                               1,000          1,018

   PUERTO RICO 1.8%

   GOVERNMENT DEVELOPMENT BANK
   FOR PUERTO RICO
   TECP
     1.30%, 01/03/02                                       10,000         10,000
     1.35%, 01/08/02                                       11,328         11,328
     1.30%, 04/08/02                                        5,100          5,100
                                                                      ----------
                                                                          26,428
   TEXAS 1.1%

+/ CAPITAL INDUSTRIAL DEVELOPMENT
   CORP., TEXAS
   Solid Waste Disposal RB (Texas
     Disposal System, Inc. Project)
     1.70%, 01/07/02                                          200            200

   TEXAS STATE
   TRAN Series 2001A-L32 2.50%,
     08/29/02                                              15,000         15,120
                                                                      ----------
                                                                          15,320

   WASHINGTON 0.1%

 + WASHINGTON STATE PUBLIC
   POWER SUPPLY SYSTEM
   Revenue Refunding Bond
     (Nuclear Project No. 1)
     Series 1992A 2.70%, 07/01/02                           2,000          2,076


--------------------------------------------------------------------------------
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.





See the Financial Notes, which are integral to this information.

SCHWAB FLORIDA MUNICIPAL MONEY FUND -- FINANCIALS



Statement of
ASSETS AND LIABILITIES
As of December 31, 2001. All numbers x 1,000 except NAV.


ASSETS
-------------------------------------------------------------------------------
Investments, at market value                                        $1,471,276 a
Cash                                                                       471
Receivables:
      Interest                                                           4,214
      Investments sold                                                  41,812
Prepaid expenses                                                 +          28
                                                                 --------------
TOTAL ASSETS                                                         1,517,801

LIABILITIES
-------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                                35
   Investment adviser and administrator fees                                16
   Transfer agent and shareholder service fees                              61
Accrued expenses                                                 +          33
                                                                 --------------
TOTAL LIABILITIES                                                          145

NET ASSETS
-------------------------------------------------------------------------------
TOTAL ASSETS                                                         1,517,801
TOTAL LIABILITIES                                                -         145
                                                                 --------------
NET ASSETS                                                          $1,517,656

NET ASSETS BY SOURCE
Capital received from investors                                      1,517,755
Net realized capital losses                                                (99)

NET ASSET VALUE (NAV)

                     SHARES
NET ASSETS     /     OUTSTANDING     =     NAV
$1,517,656           1,517,778             $1.00




a The amortized cost for the fund's securities was $1,471,276. During the reporting period, the fund had $2,098,198 in transactions with other SchwabFunds.(R)

FEDERAL TAX DATA
--------------------------------------

COST BASIS OF PORTFOLIO     $1,471,276

UNUSED CAPITAL LOSSES:
Expires 12/31 of:         Loss amount:
    2008                           $99



See the Financial Notes, which are integral to this information.

Statement of
OPERATIONS
For January 1, 2001 through December 31, 2001. All numbers x 1,000.


INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                               $23,942

NET REALIZED GAINS
-------------------------------------------------------------------------------
Net realized gains on investments sold                                      67

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                3,141 a
Transfer agent and shareholder service fees                              3,724 b
Trustees' fees                                                              21 c
Custodian and portfolio accounting fees                                    183
Professional fees                                                           26
Registration fees                                                           83
Shareholder reports                                                         50
Other expenses                                                    +          9
                                                                  -------------
Total expenses                                                           7,237
Expense reduction                                                 -      2,354 d
                                                                  -------------
NET EXPENSES                                                             4,883

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 23,942
NET EXPENSES                                                      -      4,883
                                                                  -------------
NET INVESTMENT INCOME                                                   19,059
NET REALIZED GAINS                                                +         67
                                                                  -------------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $19,126



a  Calculated on a graduated basis as a percentage of average daily net assets:
   0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. Prior to June 1, 2001, these percentages were 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion and 0.30% over $20 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c  For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2002 to 0.59% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.



See the Financial Notes, which are integral to this information.

SCHWAB FLORIDA MUNICIPAL MONEY FUND -- FINANCIALS



Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.


OPERATIONS
-------------------------------------------------------------------------------
                                           1/1/01-12/31/01     1/1/00-12/31/00

Net investment income                              $19,059             $27,457
Net realized gains or losses                +           67                (152)
                                            -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              19,126              27,305

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
Dividends from net investment income               $19,059             $27,457

TRANSACTIONS IN FUND SHARES a
-------------------------------------------------------------------------------
Shares sold                                      3,151,142           3,540,268
Shares reinvested                                   18,492              26,476
Shares redeemed                             +   (3,087,097)         (3,346,712)
                                            -----------------------------------
NET INCREASE                                        82,537             220,032

NET ASSETS
-------------------------------------------------------------------------------
Beginning of period                              1,435,052           1,215,172
Total increase                              +       82,604             219,880 b
                                            -----------------------------------
END OF PERIOD                                   $1,517,656          $1,435,052




a Because all transactions in this section took place at $1.00 a share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.




See the Financial Notes, which are integral to this information.

FINANCIAL NOTES



FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS(TM), A NO LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE SCHWAB MUNICIPAL MONEY FUND, SCHWAB CALIFORNIA AND SCHWAB NEW YORK MUNICIPAL MONEY FUNDS OFFER TWO SHARE CLASSES EACH: Sweep Shares and Value Advantage Shares. Shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums. The Schwab New Jersey, Pennsylvania and Florida Municipal Money Funds each offers one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.


FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS DECLARE DIVIDENDS EVERY DAY THEY ARE OPEN FOR BUSINESS. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS PAY FEES FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE TRUST AND ITS FUNDS
--------------------------------------------------------------------------------
This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
Organized October 20, 1989
   Schwab Money Market Fund
   Schwab Government Money Fund
   Schwab U.S. Treasury Money Fund
   Schwab Value Advantage Money Fund(R)
   Schwab Municipal Money Fund
   Schwab California Municipal Money Fund
   Schwab New York Municipal Money Fund
   Schwab New Jersey Municipal Money Fund
   Schwab Pennsylvania Municipal Money Fund
   Schwab Florida Municipal Money Fund
   Schwab Institutional Advantage Money Fund(R)
   Schwab Retirement Money Fund(R)
   Schwab Government Cash Reserves
--------------------------------------------------------------------------------

FINANCIAL NOTES


TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The funds may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.


ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THEIR SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If a fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York Municipal Money Fund
Schwab New Jersey Municipal Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab Florida Municipal Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Florida Municipal Money Fund (six of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the "Funds") at December 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
February 8, 2002

TAX DESIGNATIONS (UNAUDITED)

Pursuant to Section 852(b)(5)(A) of the Internal Revenue Code, the funds hereby designate 100% of the dividends paid from net investment income for the year ended December 31, 2001 as exempt-interest dividends.

FUND TRUSTEES (unaudited)

A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report.

Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are the "interested trustees" listed in the first table. The "independent trustees" in the third table are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

Each of the SchwabFunds (of which there were 44 as of 12/31/01) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                        TRUST POSITION(S);
NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB       Chair. Trustee:               Chair, Co-CEO, Director, The Charles Schwab Corp.; CEO, Director,
7/29/37                 Family of Funds, 1989;        Schwab Holdings, Inc.; Chair, Director, Charles Schwab & Co., Inc.,
                        Investments, 1991;            Charles Schwab Investment Management, Inc.; Chair, Schwab Retirement
                        Capital Trust, 1993;          Plan Services, Inc.; until 7/01 Director, The Charles Schwab Trust
                        Annuity Portfolios, 1994.     Co.; Director, U.S. Trust Corp.; until 1/99, Chair, Director, Mayer &
                                                      Schweitzer, Inc. (securities brokerage subsidiary of The Charles
                                                      Schwab Corp.); Director, The Gap, Inc. (clothing retailer), Audiobase,
                                                      Inc. (Internet audio solutions), Vodafone AirTouch PLC (telecom),
                                                      Siebel Systems (software), Xign, Inc. (electronic payment systems).
-----------------------------------------------------------------------------------------------------------------------------
JOHN P. COGHLAN         President, CEO.               Vice Chair, EVP, The Charles Schwab Corp.; Vice Chair, Enterprise
5/6/51                  Trustee: 2000                 President, Retirement Plan Services, Services for Investment Managers,
                        (all trusts).                 Charles Schwab & Co., Inc.; CEO, Director, Charles Schwab Investment
                                                      Management, Inc.; President, CEO, Director, The Charles Schwab Trust
                                                      Co.; President, Director, Schwab Retirement Technologies, Inc.;
                                                      Director, Charles Schwab Asset Management (Ireland) Ltd., Charles
                                                      Schwab Worldwide Funds PLC, Performance Technologies, Inc., Schwab
                                                      Retirement Plan Services, Inc.
-----------------------------------------------------------------------------------------------------------------------------
JEREMIAH H. CHAFKIN     EVP, COO. Trustee:            EVP, Asset Management Products and Services, Charles Schwab & Co.,
5/9/59                  2000 (all trusts).            Inc.; President, COO, Charles Schwab Investment Management, Inc.;
                                                      Director, Charles Schwab Asset Management (Ireland) Ltd., Charles
                                                      Schwab Worldwide Funds PLC; until 9/99, Senior Managing Director,
                                                      Bankers Trust Co.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE      TRUST OFFICE(S) HELD          MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG           Treasurer, Principal          SVP, CFO, Charles Schwab Investment Management, Inc.; VP, The Charles
3/7/51                  Financial Officer.            Schwab Trust Co.; 1994-96, Controller, Robertson Stephens Investment
                                                      Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD         SVP, Chief Investment         SVP, Chief Investment Officer, Charles Schwab Investment Management,
4/5/55                  Officer.                      Inc.; Chief Investment Officer, The Charles Schwab Trust Co.
-----------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON          Secretary.                    SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                               Investment Management, Inc.; until 6/98, San Francisco Branch Chief in Enforcement, U.S. Securities and Exchange Commission.

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD       Family of Funds, 1989;        CEO, Dorward & Associates (management, marketing, marketing
9/23/31                 Investments, 1991;            consulting); 1996-99, EVP, Managing Director, Grey Advertising.
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
-----------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES        Family of Funds, 1989;        Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                 Investments, 1991;            services and investment advisory firm.).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
-----------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS      Family of Funds, 1989;        Managing Partner, D.R. Stephens & Co. (investments); until 1996,
6/28/38                 Investments, 1991;            Chair, CEO, North American Trust (real estate investment).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
-----------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY       Family of Funds, 1989;        Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate and
8/18/43                 Investments, 1991;            investments).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
-----------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER      2000 (all trusts).            Special Advisor to the President, Stanford University; 1996-2000 VP,
8/13/60                                               Business Affairs, CFO, Stanford University; until 2/96, CFO, Eureka
                                                      Bank; CFO, COO, America First Eureka Holdings, Inc. (holding company);
                                                      Director, America First Cos., (venture capital/fund management),
                                                      Redwood Trust, Inc. (mortgage finance), Stanford Hospitals and Clinics,
                                                      SRI International (research), LookSmart, Ltd. (internet infra-
                                                      structure), PMI Group, Inc. (mortgage insurance), Lucile Packard
                                                      Children's Hospital.

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES Continued

NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER       2000 (all trusts).            Co-CEO, Aphton Corp (bio-pharmaceuticals); until 8/98, Dean, Haas
11/22/41                                              School of Business, University of California, Berkeley; Director,
                                                      Solectron Corp. (manufacturing), Tenera, Inc. (services and software),
                                                      Airlease Ltd. (aircraft leasing), Mission West Properties (commercial real estate), Digital Microwave Corp. (network equipment).
-----------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH         2000 (all trusts).            Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                               Director, Pennzoil-Quaker State Co. (oil and gas), Rorento N.V.
                                                      (investments -- Netherlands), Cooper Industries (electrical products);
                                                      Member, audit committee, Northern Border Partners, L.P., (energy).

HOW TO READ THIS REPORT


This report, including the financial tables, has been designed to be EASY TO READ. The next few pages provide additional information that can help you more fully understand the financial tables and why they are important to ALL FUND INVESTORS.

In this section, we take a closer look at the types of information presented in the financial tables.

Brief CALLOUTS add context to some of the most important elements in the tables, and help explain certain fund operations and accounting principles.

At the end, a GLOSSARY defines many of the financial terms that are used in this report.


[GRAPHIC OF SAMPLE OF FINANCIAL HIGHLIGHTS TABLE]
                                                 Table is for illustration only.


The financial highlights summarize the fund's activities over the past five years (or since inception, if the fund doesn't yet have five years of operat-ing history).

The figures in the first part of the table are for a single share of the fund that was "outstanding," or in existence, during the periods indicated.

These lines show how much the fund earned per share, and where these earnings came from: how much was from interest and dividends, and how much from capital appreciation (that is, price increases of investments the fund owned). A fund may show losses in this section if its expenses exceeded its income or its capital losses exceeded its capital gains.

Some funds, such as money funds, typically receive all their earnings as interest, while some equity funds may have only appreciation, or may receive interest and dividends only occasionally.

Total return shows what an investor in the fund would have earned or lost during each period indicated, assuming that all dividends and distributions were reinvested. Because the numbers in the financial highlights are for a fund's fiscal year, they will be different from calendar year numbers, except for funds whose fiscal year is the same as the calendar year.

[GRAPHIC OF SAMPLE OF FINANCIAL HIGHLIGHTS TABLE continued]
                                                 Table is for illustration only.


In some cases, such as with funds that started partway through their planned fiscal year or have changed their fiscal year, the financial highlights may contain a "stub period" that is less than 12 months.

In financial tables, parentheses around numbers are used to indicate a negative number, such as a loss, or a number that is being subtracted, such as a distribution paid by a fund to its shareholders.

The figures in this part of the table disclose a fund's annual operating expenses. The expenses are shown as a percentage of a fund's average net assets, because they are paid from these assets.

For some funds, the annual expenses are capped at a certain level. With these funds, there are two sets of expense figures: net expenses and the amounts of any expense reductions. The net figures reflect what the expenses actually were, after the reductions.

This shows you how much a fund netted in dividend and interest income (i.e., total dividends and interest minus expenses), expressed as a percentage of the fund's average net assets.

HOW TO READ THIS REPORT Continued


[GRAPHIC OF SAMPLE OF PORTFOLIO HOLDINGS TABLE]
                                                 Table is for illustration only.


The Portfolio Holdings (sometimes also called the Schedule of Investments) is a snapshot of all securities a fund held on the last day of the reporting period.


Symbols that may appear in the Portfolio Holdings:

+ Credit-enhanced security--indicates a security that is backed by the credit of a third party (usually a large financial institution). An issuer uses credit enhancement to give its securities a higher credit rating, which means that the issuer can pay a lower interest rate. From a fund's standpoint, credit enhancements can help lower the risk of default on those securities that carry them.

o Illiquid restricted security--indicates a security whose resale is subject to legal or contractual restrictions, and has been determined to be illiquid.

= Delayed-delivery security--indicates a security a fund has arranged to buy but has not yet received. A fund may incur a gain or loss if the value of the security rises or falls between the time the purchase was arranged and the time the security is delivered.


For fixed-rate obligations, the interest rate is set at the time of issue and doesn't change. However, some types of obligations (variable- and floating-rate) are structured so that the rate may be reset at certain times, typically to reflect changes in market interest rates. A fund may own some of both types of securities.

This shows a breakdown of holdings by asset type. To the right of the pie chart are figures showing the total market value of securities of each asset type, and also the amortized cost for those securities.

[GRAPHIC OF SAMPLE OF PORTFOLIO HOLDINGS TABLE Continued]
                                                 Table is for illustration only.


Unlike longer term bonds, money market securities have characteristics (i.e. shorter maturities) that allow their market value to be less sensitive to changes in interest rates or other market factors. Thus, with most money market securities, face value and market value are substantially equal.

In some cases, securities are organized into sub-groups. For each sub-group, there are figures showing the percentage of investments represented and the total market value of the securities in the sub-group. Note that for all dollar values, you need to add three zeroes after each number to get the approximate value.

HOW TO READ THIS REPORT Continued


[GRAPHIC OF SAMPLE OF STATEMENT OF ASSETS AND LIABILITIES TABLE]
                                                 Table is for illustration only.


The Statement of Assets and Liabilities is a snapshot of a fund's balance sheet on the last day of the reporting period.

At any given time, a fund is likely to be owed money from various sources that it has not yet received, and to owe money it hasn't yet paid.

This section gathers the totals from the first two sections in order to compute net assets.

This section shows where the assets described above came from. "Capital received from investors" is money a fund received from investors buying its shares during the reporting period, and is a net figure (meaning that money the fund remitted to investors who redeemed their shares has already been subtracted from
it).

As with the Portfolio Holdings, the figures in these statements need to be multiplied by 1,000. This includes the figures in the notes.


[GRAPHIC OF SAMPLE OF FEDERAL TAX DATA TABLE]
                                                 Table is for illustration only.


Although a mutual fund doesn't expect to pay federal income tax, it does have to file a return with the IRS. In some cases, the requirements of tax accounting differ from the requirements of the accounting practices used in keeping a fund's books, so the figures in this box may differ from those shown elsewhere in the financials. These differences may require that some values be reclassified in the financials, but this does not affect a fund's NAV.

[GRAPHIC OF SAMPLE OF STATEMENT OF OPERATIONS TABLE]
                                                 Table is for illustration only.


The Statement of Operations tells you how much money a fund earned and spent over the course of the reporting period, and how much it gained and lost on its investments.

These are the capital gains or losses resulting from securities a fund sold during the reporting period.

To safeguard the interests of shareholders, mutual funds must keep their portfolio securities in accounts at a financial institution, whose tasks include maintaining records of a fund's holdings.

Covers most activities related to managing a fund's portfolio.

Covers most activities associated with shareholders, including processing transactions in fund shares and providing services such as account statements and information.

This section gathers the totals from the first four sections in order to com-pute the net earnings or losses that resulted from a fund's operations during the reporting period. These figures also appear, in summary form, on the Statements of Changes in Net Assets.

HOW TO READ THIS REPORT Continued


[GRAPHIC OF SAMPLE OF STATEMENTS OF CHANGES IN NET ASSETS TABLE]
                                                 Table is for illustration only.


The Statements of Changes in Net Assets compare a fund's performance during the current reporting period with its performance from the previous report period.

Keep in mind that if the current report is a semiannual report, its figures are only for six months, whereas the figures for the previous period are generally for a full year.

From this section, you can see how the size of a fund was affected by investors buying and selling shares (as opposed to changes due to fund performance, shown above in "Operations").

The information shows how many shares the fund sold to investors, how many shares the fund issued in connection with investors who reinvested their divi-dends or distributions, and how many shares the fund redeemed (bought back from investors).

In funds with more than one share class, these figures are reported by class.

These are the figures for the current reporting period.

These are the figures for the previous reporting period.

GLOSSARY


ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET-BACKED SECURITIES Securities that are backed by the loans or accounts receivable of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money bor-rowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are structured as discount notes but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.


PORTFOLIO TERMS


To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES   Adjustable convertible extendable security
BAN    Bond anticipation note
COP    Certificate of participation
GAN    Grant anticipation note
GO     General obligation
HDA    Housing Development Authority
HFA    Housing Finance Agency
IDA    Industrial Development Authority
IDB    Industrial Development Board
IDRB   Industrial Development Revenue Bond
M/F    Multi-family
RAN    Revenue anticipation note
RB     Revenue bond
S/F    Single-family
TAN    Tax anticipation note
TECP   Tax-exempt commercial paper
TOB    Tender option bond
TOBP   Tender option bond partnership
TRAN   Tax and revenue anticipation note
VRD    Variable-rate demand

GLOSSARY Continued


DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

MATURITY Generally, the date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The overall performance of an investment over a given period, including any expenses, any income or distributions paid out and any capital gain or loss (increases or decreases in portfolio value).

TAX ANTICIPATION NOTES Notes that typically are sold to finance the working capital needs of municipalities in anticipation of the receipt of property taxes on a future date.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as an annual rate and calculated as a percentage of the investment's market value.

CONTACT SCHWAB

The SchwabFunds(R) Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.

This report must be preceded or accompanied by a current prospectus.


METHODS FOR PLACING ORDERS

The following information outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM)
Use our automated voice service or speak to a representative. Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 800-272-4922

MAIL
Write to SchwabFunds at:
PO Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1 Shares of Sweep Investments(TM) may not be purchased over the Internet.


THE SCHWABFUNDS FAMILY

  STOCK FUNDS
  Schwab S&P 500 Fund
  Schwab 1000 Fund(R)
  Schwab Small-Cap Index Fund(R)
  Schwab Total Stock Market Index Fund(R)
  Schwab International Index Fund(R)
  Schwab Analytics Fund(R)
  Schwab Focus Funds
       Communications Focus Fund
       Financial Services Focus Fund
       Health Care Focus Fund
       Technology Focus Fund
  Schwab MarketManager Portfolios(R)
       Small Cap Portfolio
       International Portfolio

  ASSET ALLOCATION FUNDS
  Schwab MarketTrack Portfolios(R)
       All Equity Portfolio
       Growth Portfolio
       Balanced Portfolio
       Conservative Portfolio
  Schwab MarketManager Portfolios
       Growth Portfolio
       Balanced Portfolio

  BOND FUNDS
  Schwab Short-Term Bond Market Index Fund
  Schwab Total Bond Market Index Fund
  Schwab YieldPlus Fund(R)
  Schwab Short/Intermediate Tax-Free Bond Fund
  Schwab Long-Term Tax-Free Bond Fund
  Schwab California Short/Intermediate Tax-Free Bond Fund
  Schwab California Long-Term Tax-Free Bond Fund

  SCHWAB MONEY FUNDS
  Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.2 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.(R)


2 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]





INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR

Charles Schwab & Co., Inc.
PO Box 7575, San Francisco, CA 94120-7575


This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2002 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. REG13859-04